------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number:3235-0307
                                                        Expires:May 31, 2000
                                                        Estimated average
                                                        burden hours per
                                                        response:212.95
                                                        ------------------------



      As filed with the Securities and Exchange Commission on May 28, 1999


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 71


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 73


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[ ]      immediately  upon  filing  pursuant  to  Rule  485,  paragraph  (b)
[ ]      on _________________  pursuant  to Rule 485,  paragraph  (b)
[ ]      60 days after filing  pursuant  to Rule  485,  paragraph  (a)(1)
[ ]      on  August 1, 1999 pursuant to Rule 485, paragraph (a)(1)
[ ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]      on  _________________  pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Title of SecuritieS Being Registered: Shares of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Value Fund, Payson Balanced Fund, Austin Global Equity Fund, Oak Hall Small Cap Contrarian Fund and Investors Growth Fund.

LOGO



                                   PROSPECTUS


                                 AUGUST 1, 1999

                         INVESTORS HIGH GRADE BOND FUND

                               INVESTORS BOND FUND

                               TAXSAVER BOND FUND



           Investors High Grade Bond Fund and Investors Bond Fund seek high current income consistent with capital
                    preservation and prudent investment risk.
                Investors High Grade Bond Fund primarily invests
            in a diversified portfolio of high grade debt securities.

                   Investors Bond Fund primarily invests in a non-diversified portfolio of investment grade debt securities.

TaxSaver Bond Fund seeks high current income exempt from federal income tax. The
 Fund primarily invests in a non-diversified portfolio of municipal securities.



THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
      ANYFUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY.......................................

         PERFORMANCE...............................................

         FEE TABLES................................................

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...............

         MANAGEMENT................................................

         YOUR ACCOUNT..............................................


                  How to Contact the Funds
                  General Information
                  Buying Shares
                  Selling Shares
                  Sales Charges
                  Exchange Privileges
                  Retirement Accounts


         OTHER INFORMATION.........................................

         FINANCIAL HIGHLIGHTS......................................

RISK/RETURN SUMMARY

INVESTORS HIGH GRADE BOND FUND
         [Margin callout: CONCEPTS TO UNDERSTAND


         DEBT OR FIXED INCOME SECURITY means a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money (i.e. interest) at set intervals as well as to repay the principal amount of the security at its maturity.

         BOND is a debt security with a long term maturity of usually 5 years or longer

         NRSRO means a "nationally recognized statistical rating organization" such as Standard &Poors, that rates fixed-income securities and preferred stock by relative credit risk.

         INVESTMENT GRADE SECURITY means a security rated in one of the four highest ratings categories by an NRSRO or unrated and determined to be of comparable quality.]

         MUNICIPAL SECURITY means a debt security issued by or on behalf of the states, their local governments and public financing authroities and U.S. territories and possessions the interest of which is exempt from federal income tax.]

INVESTMENT OBJECTIVE High level of current income consistent with capital preservation and prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY The Investors High Grade Bond Fund (a "Fund") primarily invests in a diversified portfolio of debt securities rated in one of the three highest rating categories by an NRSRO that has an average weighted maturity of less than 7 years.


INVESTORS BOND FUND

INVESTMENT OBJECTIVE High level of current income consistent with capital preservation and prudent investment risk.

PRINCIPAL INVESTMENT STRATEGIES Investors Bond Fund (a "Fund") invests primarily in a non-diversified portfolio of investment-grade debt securities that has a an average weighted maturity of between[Number] and [Number] years.


TAXSAVER BOND FUND


INVESTMENT OBJECTIVE High current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES TaxSaver Bond Fund (a "Fund') primarily in a non-diversified portfolio of investment-grade municipal securities that has an average weighted maturity of between of 5 to 15 years.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS


You could lose money on your investment in a Fund or a Fund could underperform other investments. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in a Fund includes the following:

     o A Fund's share price, yield and total return will fluctuate in response to price movements in the fixed income securities markets.

     o The value of most fixed income securities fall when interest rates rise; the longer a maturity and the lower its credit quality, the more its value typically falls.


     o A Fund will not collect interest and principal payments on a debt security if the issuer defaults.


     o A Fund's investment in mortgage-backed and asset-backed securities has prepayment risk. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities may prepay their debts.

     o Investors Bond Fund and TaxSaver Bond Fund are each non-diversified. Each of these Funds may invest a greater percentage of its assets in the securities of fewer issuers. Concentration of a Fund in securities of a limited number of issuers exposes it to greater market risk and monetary losses than if its assets were diversified among the securities of a greater number of issuers.


WHO MAY WANT TO INVEST IN THE FUNDS


Investors High Grade Bond Fund and Investors Bond Fund may be appropriate for you if you

     o    Seek income and more price stability than stocks offer.
     o    Seek capital preservation.
     o    Are pursuing a long-term goal.
     o    Are willing to accept higher short-term risk

TaxSaver Bond Fund may be appropriate for you if you

     o    Seek income and more price stability than stocks offer.

     o    Seek capital preservation.
     o Are an income-oriented investor in a high tax bracket and require tax-exempt income.
     o    Do  not   require  the  higher   yields   normally   associated   with
          non-tax-exempt securities.

Investors High Grade Bond Fund and Investors Bond Fund may NOT be appropriate for you if you:

     o    Want  an  investment   that  pursues  market  trends  and  focuses  on
          particular sectors or industries.
     o    Are pursuing a short-term goal or are investing emergency reserves.

TaxSaver Fund may NOT be appropriate for you if you:

     o    Want  an  investment   that  pursues  market  trends  and  focuses  on
          particular sectors or industries.
     o    Are pursuing a short-term goal or are investing emergency reserves.
     o Are investing funds in a tax-deffered or tax-exempt account (such as an IRA).
     o    Do not require tax-exempt income.


PERFORMANCE


The return information in the tables below provide some indication of the risks of investing in Investors Bond Fund and TaxSaver Fund by showing the Funds' performance from year to year and by showing how the Funds' average annual returns for 1, 5, and 10 years (or for the life of the Fund if shorter) compare to a broad range of market performance. Return information for Investors High Grade Bond Fund is not depicted as it did not have a full calendar year of performance as of December 31, 1998. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

INVESTORS BOND FUND

The following chart shows the annual total returns for each full calendar year that the Funds has operated. Sales charges are not reflected in the chart and if reflected, the returns would be less than shown.

                     [EDGAR REPRESENTATION OF GRAPH CHART]


Calendary Year           Average Annual Total Return
--------------           ---------------------------
1990                      9.54%
1991                     16.12%
1992                      7.46%
1993                     12.53%
1994                     -2.23%
1995                     13.73%
1996                      6.87%
1997                     10.97%
1998                      6.13%


The year-to-date total return as of June 30, 1999 was _____%.

During the periods shown in the chart, the highest quarterly return was 6.09% (for the quarter ended September 30, 1991) and the lowest quarterly return was -2.32% (for the quarter ended March 31, 1994).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the Lehman Government/Corporate Intermediate Index.

                                                                                       LEHMAN GOVERNMENT/CORPORATE
                                                                                           INTERMEDIATE INDEX
           YEAR(S)                                      INVESTORS BOND FUND
           1  Year                                            6.13%                             8.42%
           5  Years                                           6.92%                             6.59%
           10 Years                                             N/A


Lehman Government/Corporate Intermediate Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The Index is unmanaged and reflects the reinvestment interest and principal payments. Unlike the performance figures of the Fund, the Index's performance does not reflect the effect of expenses.

TAXSAVER BOND FUND

The following chart shows the annual total returns for each full calendar year that the Fund has operated. Sales charges are not reflected in the chart and if reflected, the returns would be less than shown.

                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Average Annual Total Return
-------------            ---------------------------
1990                       7.07%
1991                      10.55%
1992                       8.89%
1993                      10.51%
1994                      -0.85%
1995                      13.29%
1996                       4.29%
1997                       7.39%
1998                       5.09%


The year-to-date total return as of June 30, 1999 was _____%.


During the periods shown in the chart, the highest quarterly return was 4.93% (for the quarter ended March 31, 1995) and the lowest quarterly return was -2.02% (for the quarter ended March 31, 1994).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the Lehman 10-Year Municipal Bond Index.

                                                                                       LEHMAN 10-YEAR MUNICIPAL BOND
           YEAR(S)                                           TAXSAVER BOND FUND                    INDEX
           1  Year                                                  5.09%                          6.76%
           5  Years                                                 5.74%                          6.63%
           10 Years                                                 N/A                             N/A


Lehman 10-Year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. The Index is unmanaged and reflects the reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the Index's performance does not reflect the effect of expenses.

FEE TABLES


The following tables describe the various fees and expenses that you will pay if youinvest in a Fund.


           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                Maximum Sales Charge (Load) Imposed on Purchases (as a                 3.75%
                 percentage of the offering price)
                Maximum Deferred Sales Charge (Load)                                   1.00%
                Maximum Sales Charge (Load) Imposed on Reinvested                      None

           Distributions

                Redemption Fee                                                         None
                Exchange Fee                                                           None
                Maximum Account Fee                                                    $0(1)
         (1)  IRA accounts pay an annual $10 maintenance fee.


           ANNUAL FUND  OPERATING  EXPENSES (1) (EXPENSES THAT ARE DEDUCTED FROM
           FUND ASSETS)
           INVESTORS HIGH GRADE BOND FUND
                Management fees                                                        0.40%
                Distribution (12b-1) fees                                              None
                Other expenses                                                         0.72%
                Total annual fund operating expenses                                 1.12%(2)


           INVESTORS BOND FUND

                Management fees                                                        0.40%
                Distribution (12b-1) fees                                              None
                Other expenses                                                         0.62%
                Total annual fund operating expenses                                 1.02%(2)


           TAXSAVER BOND FUND

                Management fees                                                        0.40%
                Distribution (12b-1) fees                                              None
                Other expenses                                                         0.71%
                Total annual fund operating expenses                                 1.11%(2)

         (1) Based on amounts incurred during each Fund's fiscal year ended March 31, 1999 stated as a percentage of assets.

         (2) Some of the Funds' service providers have voluntarily waived a portion of their fees and/or assumed certain expenses of a Fund so that total annual fund expenses actually were 0.60% for Investors High Grade Bond Fund and TaxSaver Bond Fund and 0.70% for Investors Bond Fund. Fee waivers and expense reimbursements may be reduced or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund, then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        ------------------------- ----------------------- -----------------------
                          INVESTORS HIGH GRADE     INVESTORS BOND FUND      TAXSAVER BOND FUND
                               BOND FUND
----------------------- ------------------------- ----------------------- -----------------------

----------------------- ------------------------- ----------------------- -----------------------
After 1 year                      $485                     $475                    $484
----------------------- ------------------------- ----------------------- -----------------------
After 3 years                     $718                     $688                    $715
----------------------- ------------------------- ----------------------- -----------------------
After 5 years                     $969                     $917                    $964
----------------------- ------------------------- ----------------------- -----------------------
After 10 years                   $1,687                   $1,576                  $1,676
----------------------- ------------------------- ----------------------- -----------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

INVESTORS HIGH GRADE BOND FUND seeks to provide as high a level of current income as is consistent with capital preservation and prudent investment risk.

INVESTORS BOND FUND seeks to provide as high a level of current income as is consistent with capital preservation and prudent investment risk.

TAXSAVER BOND FUND seeks to provide shareholders with a high level of current income exempt from Federal income tax.

INVESTMENT STRATEGIES
         [Margin callout: CONCEPTS TO UNDERSTAND


         MORTGAGE-BACKED SECURITIES are interests in a pool of mortgages created by lenders such as commercial banks, savings associations and mortgage bankers and brokers.

         ASSET-BACKED   SECURITIES   are   interests   in  assets   other   than
         mortgage-backed assets such as car loans, leases of real and personal property and credit card loans.

         U.S. GOVERNMENT SECURITIES are securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, or its instrumentalities.

         DURATION means a security's average life at the present value of the security's cash flow. Generally, the volatility of a security's price increases with an increase in duration.

         MATURITY means the date on which a debt security is ( or may be) due and payable.

         PRIVATE ACTIVITY SECURITY means a bond that is issued by or on behalf of public authorities to finance privately operated facilities. Private Activity Bonds are primarily revenue bonds.]

INVESTORS HIGH GRADE BOND FUND The Fund primarily invests in a diversified portfolio of debt securities that are rated in one of the three highest rating categories by an NRSRO. The Fund normally invests at least 70% of its assets in U.S. Government Securities and at least 40% of its assets in U.S. Government Securities that are direct obligations of the U. S. Treasury, such as Treasury bonds, bills and notes. The Fund may invest up to 30% of its total assets in mortgage-backed and asset-backed securities. The Fund invests in mortgage-backed securities that are U.S. Government Securities or are ratedin the two highest rating categories of an NRSRO. The Fund may invest up to 10% of its total assets in asset-backed securities rated in the highest rating category of an NRSRO and up to 10% of its total assets in adjustable rate mortgage-backed securities rated in the highest category by an NRSRO. The Fund invests in securities with varyingmaturities from overnight to more than 30 years, but will not invest more than 25% of its total assets securities with maturities greater than 10 years. The Fund's portfolio of securities has a average weighted maturity of 7 years or less.

INVESTORS BOND FUND The Fund primarily invests in a non-diversified portfolio of investment grade debt securities, U.S. U.S. Government Securities and mortgage-backed and asset-backed securities rated in the two highest rating categories of an NRSRO or considered to be of comparable quality. The Fund may invest up to 50% of its assets in mortgage-backed securities and up to 15% of its assets in asset-backed securities. The Fund invests in securities with varying from overnight to more than 30 years. The Fund's portfolio has a average weighted maturity of between [Number] and [Number].

TAXSAVER BOND FUND The Fund primarily invests in a non-diversified portfolio of investment grade municipal securities. While it is anticipated that the Fund will invest in municipal securities whose interest is exempt from Federal income taxes (including the alternative minimum tax ("AMT")), the Fund may invest up to 20% of its net assets in securities whose interest income is subject to Federal income tax. The Fund may also invest over 25% of its total assets in private activity bonds.

THE ADVISER'S PROCESS The Fund's investment adviser (the " Adviser") sets, and continually adjusts, a duration target for a Fund based upon expectations about the direction of interest rates and other economic factors. The Adviser then buys and sells securities to achieve the greatest relative return.

INVESTMENT RISKS


GENERALLY There is no assurance that the Funds will achieve their investment goal. The Funds' net asset value and investment performance will flucuate based upon changes in the value of its portfolio securities. An investment in a Fund is not by itself a complete or balanced investment program. The market value of securities in which the Funds invest are based upon the market's perception of value and is not necessarily an objective measure of a security's value.


SPECIFIC RISKS You may lose money in a Fund if any of the following occur:


o Interest rates decline causing the value of fixed income securities, including U.S. Government and municipal securities, to decline. Changes in interest rates will affect the value of longer-term securities more than shorter-term securities.
o An issuer of a security held by a Fund defaults or otherwise is unable to pay interest or principal due causing a potential losses in the security's value or yield.
o Economic or political factors adversely affect issuers of municipal securities.

o An issuer prepays its obligation under a security held by a Fund as interest rates decline causing the Fund to invest in securities with lower interest rates. Prepayment of mortgage- and asset-backed securities due to interest rate declines may result in a potential loss of that security's value or a decline in its yield. Rising interest rates may reduce the number of prepayments causing the average maturity of a Fund's investments to rise. Longer-term securities are more sensitive to rising interest rates and potential losses in value.

YEAR 2000 Certain computer systems may not process date-related information properly on and after January 1, 2000. The Adviser is addressing this matter for their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.


TEMPORARY DEFENSIVE MEASURES TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents such as high quality money market instruments. As a result, the Fund may be unable to achieve its investment objective.


MANAGEMENT


The Funds are three series of Forum Funds (the "Trust"), an open-end, management investment company (a mutual fund). The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. For its services, the Adviser is entitled to receive an advisory fee at an annual rate of 0.40% of the average daily net assets of each of the Fund.

Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, serves as investment adviser to each Fund. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board.


As of the date of this Prospectus, the Adviser has approximately [$____] billion of assets under management.

PORTFOLIO MANAGER


LES C. BERTHY, Senior Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of each of the Funds since their inception. Mr. Berthy has over [Number] years of experience in the investment industry and prior to his association with the Adviser in [Month] 1990, Mr. Berthy was Managing Director and Co-Chief executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.


OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide services to the Funds. As of June 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $___ billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of the Trust in connection with the offering of the Funds' shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC (the "Administrator") provides administrative services to the Funds, Forum Accounting Services, LLC (the "Fund Accountant) is each Fund's fund accountant and Forum Shareholder Services, LLC ("Transfer Agent") is the Funds' transfer agent.


FUND EXPENSES


Each Fund pay for all of its expenses. A Fund's expenses are comprised of expenses attributable to the Fund as well as expenses not attributable to any particular series of the Trust that are allocated among the various series. The Adviser or other service providers may voluntarily waive all or any portion of their fees and assume certain expenses of the Fund. Any waiver or expense reimbursement would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Administrator and the Transfer Agent have undertaken to waive a portion of their fees and/or assume certain expenses in order to limit the Funds' expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.70% _or less of the average daily net assets of Investors High Grade Bond Fund and Investors Bond Fund and 0.60% or less of the average daily net assets of TaxSaver Bond Fund. Fee waivers and expense reimbursements are voluntary and may be reduced or eliminated at any time.


YOUR ACCOUNT

[Margin call out:  HOW TO CONTACT THE FUNDS


Write to us at:
         Forum Funds
         P.O. Box 446

         Two Portland Square
         Portland, Maine 04112

Telephone us at:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the public offering price next calculated after your transaction request is received in proper form by the Transfer Agent. The public offering price is the net asset value of a share (or
NAV) plus any applicable sales load (or minus any applicable sales load in the case of redemptions). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., your transaction will be priced at the time of the next business day's NAV.. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.


If you purchase shares directly from the Funds, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.


The Funds reserve the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday that the New York Stock Exchange is open. The time at which NAV is calculated may change in case of emergency or if the Exchange closes early. The Funds' NAV is determined by taking the market value of all securities owned by each Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. A Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, a Fund values securities at fair value.

TRANSACTIONS THROUGH THIRD PARTIES When you invest through your adviser, a broker or other financial intermediary, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds'. For instance, a financial intermediary may charge transactional fees and may set different minimum investments or limitations on buying or selling shares. Your institution may also provide you with certain shareholder services such as periodic account statements summarizing you investment activity and trade confirmations. Consult a representative of your financial institution for further information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

                    CHECK For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers checks).

                    ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

                    WIRE Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------

           Standard Account                                $2,000                     $250
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts               $1,000                     $250
           -------------------------------------- ------------------------- --------------------------
           Accounts With Automatic Investment                -                        $250
           Plans

           -------------------------------------- ------------------------- --------------------------

ACCOUNT REQUIREMENTS

------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons
Individual accounts are owned by one person,                      required to sign exactly as their names appear on
as are sole proprietorship accounts. Joint accounts               the account
can have two or  more owners (tenants)

------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o    Depending on state laws,  you can set up a custodial
These  custodial  accounts  provide a way to give                 account  under the Uniform Gift to Minors
money to a child.  An  individual  can give up to                 Act or the  Uniform  Transfers  to Minors  Act
$10,000 a year per  child  without paying Federal gift
tax.                                                         o    The trustee must sign instructions in a manner
                                                                  indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o    For corporations, provide a corporate
                                                                  resolution signed by an authorized person with a
                                                                  signature guarantee
                                                             o    For partnerships, provide a certification for
                                                                  a partnership agreement, or the pages from the
                                                                  partnership agreement that identify the general
                                                                  partners
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES
------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o   Call or write us for an account application              o    Fill out an investment slip from a
o   Complete the application                                      confirmation or statement or write us a letter
o   Mail us your application and a check                     o    Write your account number on your check.
                                                             o    Mail us the slip (or your letter) and the check
BY WIRE
o   Call or write us for an account application              BY WIRE
o   Complete the application                                 o    Call to notify us of your incoming wire
o   Call us                                                  o    Instruct your bank to wire your money to us
o   You will be assigned an account number
o   Mail us your application                                 BY AUTOMATIC INVESTMENT
o   Instruct your bank to wire your money to us              o    Call or write us for an "Automatic Investment
                                                                  Plan" form
BY ACH PAYMENT                                               o    Complete the form
o   Call or write us for an account application              o    Attach a voided check to your form
o   Complete the application                                 o    Mail us the form
o   Call us
o   We will assign you an account number
o   Mail us your application
o   Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the transfer agent, and each Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement.
Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the redemption proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and documentation
BY WIRE
o   Wire redemptions are only available if:
    o   You have elected wire redemption privileges AND
    o   Your redemption is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
o   Redemption proceeds will be:
    o   Mailed to you Or
    o   Wired to you (if you have elected wire redemption privileges-See "By
        Wire")
AUTOMATICALLY
o   Call or write us for an "Automatic Redemption" form
o   Attach a voided check to your form
o   Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and a Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value remains below $1,000 after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to make a redemption in kind. A Fund makes a redemption in kind when it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

PURCHASES A sales charge is assessed on purchases of shares as follows:


                         SALES CHARGE (LOAD)
                               AS % OF
                    -------------------------------
                                                          PUBLIC             NET ASSET
                                                      OFFERING PRICE          VALUE*            REALLOWANCE
        AMOUNT OF PURCHASE
        $0-$49,999                                         3.75               3.90                 3.25
        $50,000 to $99,999                                 3.25               3.36                 2.75
        $100,000 to $249,999                               2.75               2.83                 2.25
        $250,000 to $499,999                               2.25               2.30                 1.85
        $500,000 to $999,999                               1.75               1.78                 1.45
        $1,000,000 and up                                  0.00               0.00                 0.00

         * Rounded to the nearest one-hundredth percent.

The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares as principal or agent. Normally, reallownances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

REDEMPTIONS A contingent deferred sales charge is assessed on redemptions of shares that were part of a purchase of $1 million or more. The sales charge is assessed as follows: (1) 1.00% of the amount redeemed of the shares are redeemed after one year, but within two years of their purchase. The charge is paid on the lower of the value of shares redeemed or the cost of the shares.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. If you qualify for RIGHTS OF ACCUMULATION ("ROA"), the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous Fund Business Day) of shares that you already hold. To qualify for ROA on a purchase, you must inform the transfer agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a written Letter of Intent ("LOI"), which expresses your intent to invest $100,000 or more in a Fund within a period of 13 months. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. You are not bound by an LOI.

ELIMINATION OF SALES CHARGES No sales charge is assessed on the reinvestment of Fund distributions. No sales charge is assessed on purchases made for investment purposes by:

o any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
o any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
o any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services
o any broker-dealer with whom the distributor has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients
o Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
o persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, (see "Exchange Privileges" below) and
o employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.

The Funds require appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Funds.

EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of another fund of the Trust by telephone or in writing. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.



REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o The names of the Funds from which you are exchanging and into which you are exchanging
    o   The  dollar  amount  or  number  of  shares  you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS


Investors High Grade Bond Fund and Investors Bond Fund offers IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax advisers. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.


OTHER INFORMATION

DISTRIBUTIONS


The Funds distribute their net investment income monthly. Any net capital gain realized by the Funds is distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.


Distributions of net income or short-term capital gains of are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gain. Distributions also may be subject to certain state and local taxes.

Generally, you will not be subject to Federal income tax on net income distributed by TaxSaver Bond Fund. Net income paid out of the Fund's taxable income will be taxable as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax. You may not have to pay state and local tax on net income from obligations of a state or municipality in which you reside. You may be subject to tax on income derived from municipal securities of other jurisdictions.

Distributions of capital gain reduce the net asset value of a the Funds' shares by the amount of the distribution. If you buy shares just before a Fund deducts a capital gain distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. Distributions may, however, be subject to certain state and local taxes.

The Funds will mail reports to you containing information about a Fund's distributions during the year shortly after December 31 of each year. Consult your tax adviser about federal, state and local tax consequences for your particular circumstances.


ORGANIZATION

The Trust is a Delaware business trust. The Funds are three series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand each Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by [Name of Independent Auditor], whose report, along with each Fund's financial statements, are included in the Annual Report which is available upon request, without charge.

                         INVESTORS HIGH GRADE BOND FUND
                                                                                          YEAR ENDED    YEAR ENDED
                                                                                          MARCH 31,      MARCH 31,
                                                                                             1999         1998(a)
                                                                                          ----------    ----------


Beginning Net Asset Value Per Share                                                         $ 9.96        $10.00
Income from Investment Operations:

  Net Investment Income                                                                      0.57          0.02
  Net Realized and Unrealized Gain on Investments                                            0.03         (0.04)

Total from Investment Operations                                                            (0.57)        (0.02)
Less Distributions:
  From Net Investment Income                                                                (0.07)        (0.02)
  From Net Realized Capital Gain                                                              -              -
Total Distributions                                                                                       (0.02)
Ending Net Asset Value                                                                      $9.92          $9.96

Ratios to Average Net Assets:

  Expenses                                                                                  0.70%        0.70%(d)
  Expenses (gross)(b)                                                                       1.12%        3.00%(d)
  Net Investment Income Including Reimbursement/Waiver                                      5.68%        5.56%(d)
Total Return(c)                                                                             6.12%         (0.16%)
Portfolio Turnover Rate                                                                    172.60%         0.00%
Net Assets at End of Period (000's omitted)                                                $35,754        $34,037





(a)  Investors High Grade Bond Fund commenced operations on March 16, 1998.
(b)  Reflects   expense  ratio  in  the  absence  of  fee  waivers  and  expense reimbursements.
(c)  Does not include sales charge.
(d)  Annualized.

                               INVESTORS BOND FUND

                                                                     YEAR ENDED MARCH 31,
                                            --------------------------------------------------------------------------
                                                1999           1998           1997            1996          1995
                                                ----           ----           ----            ----          ----


Beginning Net Asset Value Per Share            10.57         $10.19         $10.21          $10.00        $10.38
                                           ------------- -------------- --------------  ------------- --------------
Income from Investment Operations:

  Net Investment Income                         0.67           0.71           0.71            0.74          0.82
  Net Realized and Unrealized Gain (Loss)
      on Investments                           (0.21)          0.38             -             0.21         (0.38)
                                           ------------- -------------- --------------  ------------- --------------

Total from Investment Operations                0.46           1.09           0.71            0.95          0.44
                                           ------------- -------------- --------------  ------------- --------------
Less Distributions:
  From Net Investment Income                   (0.67)         (0.71)         (0.71)          (0.74)        (0.82)
  From Net Realized Capital Gain               (0.04)           -            (0.02)            _              _
                                           ------------- -------------- --------------  ------------- --------------
Total Distributions                            (0.71)         (0.71)         (0.73)          (0.74)        (0.82)
                                           ------------- -------------- --------------  ------------- --------------
Ending Net Asset Value                         $10.32         $10.57         $10.19          $10.21        $10.00
                                           ============= ============== ==============  ============= ==============

Ratios to Average Net Assets:
  Expenses
                                                0.70%          0.70%           0.70%          0.43%          0.75%

  Expenses  (gross) (a)

                                                1.02%         1.22%           1.45%          1.36%          1.33%
  Net Investment Income  Including

   Reimbursement/Waiver                         6.33%         6.52%           6.94%          7.29%          8.19%
Total Return(b)                                 4.45%         10.98%          7.18%          9.84%          4.55%
Portfolio Turnover Rate                        98.36%        116.65%         79.42%          42.89%        48.17%
Net Assets at End of Period (000's omitted)
                                               $70,446       $85,598         $22,190        $25,676        $25,890

(a) Reflects expense ratio in the absence of fee waivers and expense reimbursements.
(b)  Does not include sales charge.

                               TAXSAVER BOND FUND

                                                                      YEAR ENDED MARCH 31,
                                                           -------------------------------------------
                                               1999           1998            1997           1996           1995
                                               ----           ----            ----           ----           ----


Beginning Net Asset Value Per Share           $10.75         $10.49          $10.57         $10.39         $10.35
                                           ------------- ------------     ------------  ------------     ------------
Income from Investment Operations:
  Net Investment Income                        0.48           0.53            0.56           0.57           0.57
  Net Realized and Unrealized Gain (Loss)
      on Investments                           0.04           0.27           (0.03)          0.18           0.04
                                           ------------- ------------     ------------  ------------     ------------
Total from Investment Operations               0.52           0.80            0.53           0.75           0.61
                                           ------------- ------------     ------------  ------------     ------------
Less Distributions:
  From Net Investment Income                  (0.48)         (0.53)          (0.56)         (0.57)         (0.57)
  From Net Realized Capital Gain              (0.18)         (0.01)          (0.05)           _              _
                                           ------------- ------------     ------------  ------------     ------------
Total Distributions                           (0.66)         (0.54)          (0.61)         (0.57)         (0.57)
Ending Net Asset Value                        $10.61         $10.75          $10.49         $10.57         $10.39
                                           ============= ============     ============  ============     ============
Ratios to Average Net Assets:
  Expenses
                                               0.60%          0.60%          0.60%          0.60%          0.60%
  Expenses (gross)(a)
                                               1.11%          1.36%          1.53%          1.48%          1.45%
  Net Investment Income Including
   Reimbursement/Waiver                        4.48%          4.95%          5.28%          5.35%          5.62%
Total Return(b)                                4.95%          7.75%          5.15%          7.36%          6.18%
Portfolio Turnover Rate                       61.60%         92.87%          34.19%         61.61%         63.85%
Net Assets at End of Period (000's
   omitted)                                   $37,447        $39,203        $17,757        $17,915        $16,018

(a) Reflects expense ratio in the absence of fee waivers and expense reimbursements.
(b)  Does not include sales charge.


FOR MORE INFORMATION                                                                      LOGO

The following documents are available free upon request:

                                                                             INVESTORS HIGH GRADE BOND FUND
                        ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Funds' investments is available in the          INVESTORS BOND FUND
                       Funds' annual and semi-annual
  reports to shareholders. In each Fund's annual report, you will find a           TAXSAVER BOND FUND
    discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.
 You can get a free copy of the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                      Forum Shareholder Services, LLC
                            Two Portland Square
                           Portland, Maine 04101
                        800-94FORUM or 800-943-6786
                               207-879-0001

  You can also review the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies, for a fee, by writing to or calling the following:


                           Public Reference Room                             Forum Funds
                    Securities and Exchange Commission                       P.O. Box 446

                        Washington, D.C. 20549-6009                          Two Portland Square
                          Telephone: 800-SEC-0330                            Portland, Maine 04112
                                                                             800-94FORUM

       Free copies are available from the SEC's Internet website at          800-943-6786
                            http://www.sec.gov.                              207-879-0001




                Investment Company Act File No.811-3023.



LOGO



                                   PROSPECTUS


                                 AUGUST 1, 1999

                            MAINE MUNICIPAL BOND FUND



            The Fund seeks to provide a high level of current income exempt from both Federal and Maine state income taxes (other than the alternative minimum tax), without assuming undue risk by investing primarily in a portfolio of investment-grade Maine municipal securities.





 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE
         FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE
     OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY.............................................

         PERFORMANCE.....................................................

         FEE TABLES......................................................

         INVESTMENT OBJECTIVE, STRATEGIES AND RISKS......................

         MANAGEMENT......................................................

         YOUR ACCOUNT....................................................


                  How to Contact the Fund
                  General Information
                  Buying Shares
                  Selling Shares
                  Sales Charges
                  Exchange Privileges
                  Retirement Accounts


         OTHER INFORMATION...............................................

         FINANCIAL HIGHLIGHTS............................................

RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE

High current income exempt from Federal income taxes and Maine state income taxes (other than the alternative minimum tax ("AMT")).


PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
         [Margin callout: CONCEPTS TO UNDERSTAND


         DEBT OR FIXED INCOME SECURITY means a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money (i.e. interest) at set intervals as well as to repay the principal amount of the security at its maturity.

         BOND means a debt security with a long-term maturity, usually 5 years or longer.

         NOTE means a written promise to pay a specified amount to a certain entity on demand or on a specified date.

         MUNICIPAL SECURIY means adebt security issued by or on behalf of the State of Maine, its local governments and public financing authorities and U.S. territories and possessions, the interest of which is exempt from federal income tax.

         INVESTMENT-GRADE SECURITY means a security rated in one of the four highest long-term or two highest short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality.

         NRSRO means a "nationally recognized statistical rating organization" such as Standard & Poor's that rates fixed-income securities and preferred stock by relative credit risk.]

The  Maine   Municipal   Bond  Fund  (the   "Fund")   primarily   invests  in  a
non-diversified portfolio of investment grade Maine Municipal Securities that has an average weighted maturity of between 5 and 15 years.


PRINCIPAL RISKS OF INVESTING IN THE FUND


You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund include the following:

     o The Fund's share price, yield and total return will fluctuate in response to price movements in the fixed income securities markets.

     o The value of most fixed income securities fall when interest rates rise; the longer a security's maturity and the lower its credit quality, the more its value typically falls.


     o The Fund will not collect interest and principal payments on a debt security if the issuer defaults.


     o The Fund is non-diversified. The Fund may invest a greater percentage of its assets in the securities of a few issuers. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and monetary losses than if its assets were diversified among the securities of a greater number of issuers.


     o Economic and political changes in Maine may have a greater effect on the Fund than if it invested in municipal securities of various states.

WHO MAY WANT TO INVEST IN THE FUND


The Fund may be appropriate for you if you:

     o    Seek income and more price stability than stocks.
     o    Seek capital preservation.
     o    Are pursuing a long-term goal.
     o    Are willing to accept higher short-term risk.
     o Are an income-oriented investor in a high tax bracket and require tax-exempt income.
     o    Do  not   require  the  higher   yields   normally   associated   with
          non-tax-exempt securities.

The Fund may NOT be appropriate for you if you:

     o    Want  an  investment   that  pursues  market  trends  and  focuses  on
          particular sectors or industries.
     o    Are pursuing a short-term goal or are investing emergency reserves.
     o Are investing funds in a tax-deferred or tax-exempt account (such as an IRA).
     o    Do not require tax-exempt income.


PERFORMANCE


The return information in the tables provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years (or for the life of the Fund if shorter) compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the Fund has operated. Sales charges are not reflected in the chart and if reflected, the returns would be less than shown.


                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Average Annual Total Return
-------------            ---------------------------
1992                       8.20%
1993                      11.21%
1994                      -4.20%
1995                      15.26%
1996                       3.65%
1997                       7.26%
1998                       5.63%


The year-to-date total return as of June 30, 1999 was _____%.

During the periods shown in the chart, the highest quarterly return was 6.36% (for the quarter ended March 31, 1995) and the lowest quarterly return was -4.15% (for the quarter ended March 31, 1994).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the Lehman 10-Year Municipal Bond Index.

                                                         MAINE MUNICIPAL BOND FUND     LEHMAN 10-YEAR MUNICIPAL BOND
           YEAR(S)                                                                                 INDEX
           1  Year                                                  5.63%                          6.76%
           5  Years                                                 5.33%                          6.63%
           10 Years                                                 N/A

Lehman 10-Year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. The Index is unmanaged and reflects the reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the Index's performance does not reflect the effect of expenses.


FEE TABLES


The following tables describe the various gross fees and expenses that you will pay if you invest in the Fund.


           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                Maximum Sales Charge (Load) Imposed on   Purchases                     3.00%
                Maximum Deferred Sales Charge (Load)                                   1.00%
                Maximum Sales Charge (Load) Imposed on Reinvested Distributions        None
                Redemption Fee                                                         None
                Exchange Fee                                                           None

               Maximum Account Fee                                                     $0(1)

         (1) IRA accounts pay an annual $10 maintenance fee.

           ANNUAL FUND  OPERATING  EXPENSES (1) (EXPENSES THAT ARE DEDUCTED FROM
           FUND ASSETS)
                Management fees                                                        0.40%
                Distribution (12b-1) fees                                              None
                Other expenses                                                         0.92%
                Total annual fund operating expenses                                 1.32% (2)


         (1)  Based on amounts incurred during the Fund's fiscal year ended
              March 31, 1999 stated as a percentage of assets.
         (2) Some of the Fund's service providers have volumntarily waived a portion of their fees so that total annual fund expenses were actually 0.60%.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund, you pay the maximum sales load then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain the same, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

          ----------------- ------------- ------------- --------------
             AFTER 1 YEAR      AFTER 3       AFTER 5       AFTER 10
                                YEARS         YEARS          YEARS
          ----------------- ------------- ------------- --------------
                $381            $658          $955         $1,800
          ----------------- ------------- ------------- --------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE


The Fund seeks a high level of current income exempt from both Federal and Maine state income taxes (other than the AMT) without assuming undue risk.


INVESTMENT STRATEGIES

         [Margin callout: CONCEPTS TO UNDERSTAND


         MATURITY means the date on which a debt security is (or may be) due and payable.

         DURATION means a security's average life at the present value of the security's cash flow. Generally, the volatility of a security's price increases with an increase in duration.

         GENERAL OBLIGATION SECURITY means a debt security whose principal and interest payments is secured by a municipality's full faith and credit and taxing power.

         PRIVATE ACTIVITY SECURITY means a bond that is issued by or on behalf of public authorities to finance privately operated facilities. Private Activity Bonds are primarily revenue bonds.

         REVENUE SECURITY means a debt security generally payable from revenues of a particular facility, class of facilities or, in some cases, from the proceeds of a special excise or other tax.


The Fund invests primarily in a non-diversified portfolio of investment grade municipal securities issued by the state of Maine. The Fund may also invested in municipal securities issued by Puerto Rico, other United States territories or possessions and their subdivisions, authorities and corporations. The Fund will invest at least 80% of its total assets in municipal securities, the interest of which is exempt from Federal and Maine State income tax (other than AMT). Municipal Securities include municipal bonds, notes and leases. The Fund invests in general obligation securities and revenue securities which include private activity securities. Municipal notes generally have original maturities of 397 days or less. Municipal leases permit government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of long-term debt.

INFORMATION CONCERNING THE STATE OF MAINE In 1991, citing declines in key financial indicators and continued softness in the Maine economy, S&P lowered its credit rating for Maine general obligations from AAA to AA+, and at the same time lowered its credit rating on bonds issued by the Maine Municipal Bond Bank and the Maine Court Facilities Authority, and on State of Maine Certificates of Participation for highway equipment from AA to A+. In August 1993, citing the "effects of protracted economic slowdown and the expectation that Maine's economy will not soon return to the pattern of robust growth evident in the mid-1980s," Moody's lowered its credit rating for Maine general obligations from Aa1 to Aa. At the same time, Moody's lowered from Aa1 to Aa the ratings assigned to state-guaranteed bonds of the Maine School Building Authority and the Finance Authority of Maine, and confirmed at A1 the ratings assigned to the bonds of the Maine Court Facilities Authority and State of Maine Certificates of Participation. On May 13, 1997, Moody's "confirmed and refined from Aa to Aa3" Maine's general obligation bond rating in accord with a new national rating system published by Moody's on January 13, 1997. On June 5, 1998, Moody's raised its credit rating on Maine general obligations bonds from Aa3 to Aa2. Since 1996, Maine general obligation bonds also have been rated by Fitch. Fitch has assigned a rating of AA to Maine general obligation bonds. There can be no assurance that Maine general obligations or the securities of any Maine political subdivision, authority or corporation owned by the Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of Maine is contained in the SAI.

THE ADVISER'S PROCESS The Adviser sets, and continually adjusts, a duration target for the Fund based upon expectations about the direction of interest rates and other economic factors. The Adviser then buys and sells securities to achieve the greatest relative return.


INVESTMENT RISKS


GENERALLY There is no assurance that the Fund will achieve its investment goal. The Fund's net asset value and investment performance will fluctuate based upon changes in the value of its portfolio securities. An investment in the Fund is not by itself a complete or balanced investment program.


SPECIFIC RISKS You may lose money in the Fund if any of the following occur:


o Interest rates decline causing the value of fixed income securities, including municipal securities, to decline. Changes in interest rates will affect the value of longer-term securities more than shorter-term securities.


o An issuer of a security held by the Fund defaults or otherwise is unable to pay interest or principal due causing a potential loss in the security's value or yield.

o Economic or political factors in Maine adversely affect issuers of Maine municipal securities. Adverse economic or political factors will affect the Fund's net asset value more than if the Fund invested in more geographically diverse investments. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

YEAR 2000 Certain computer systems may not process date-related information properly on and after January 1, 2000. The Fund's Adviser is addressing this matter for its systems. The Fund's other service providers have informed the Fund that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invests and, therefore, could lower the value of your shares.


TEMPORARY DEFENSIVE MEASURES The Fund may invest up to 20% of its net assets in cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.


MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company ( a mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.


THE ADVISER


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser is entitled to receives an advisory fee at an annual rate of 0.40% of the average daily net assets of the Fund.

Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board. As of the date of this Prospectus, the Adviser has approximately [$____] billion of assets under management.


PORTFOLIO MANAGER


LES C. BERTHY, Senior Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund since its inception. Mr. Berthy has over [Number] years of experience in the investment industry and prior to his association with the Adviser in [Month], 1990, Mr. Berethy was Managing Director and Co-Chief Executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.

OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provide services to the Fund. As of the date of this Prospectus, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC (the "Administrator) provides administrative services to the Fund, Forum Accounting Services, LLC (the "Accountant") is the Fund's accountant, and Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent.


FUND EXPENSES


The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses not attributable to any particular series of the Trust that are allocated among the various series. The Adviser or other service providers may voluntarily waive all or any portion of their fees and assume certain expenses of the Fund. Any waiver or expense reimbursement would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Administrator, the Fund Accountant and the Transfer Agent have undertaken to waive a portion of their fees and/or assumed certain expenses in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.60% less of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be reduced or eliminated at any time.

YOUR ACCOUNT

[Margin call out:  HOW TO CONTACT THE FUND


Write to us at:
         Forum Funds
         P.O. Box 446

         Two Portland Square
         Portland, Maine 04112

Telephone us at:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: Maine Municipal Bond Fund
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the public offering price next calculated after your transaction request is received in proper form by the Transfer Agent. The public offering price is the net asset value of a share (or
NAV) plus any applicable sales load (or minus any applicable sales load in the case of redemptions). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., your transaction will be priced at the time of the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.


If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.


The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday that the New York Stock Exchange is open. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your adviser, a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution or retirement plan for further information.


           BUYING SHARES

           HOW TO MAKE PAYMENTS  All investments
           must be in U.S. dollars and checks must
           be drawn on U.S. banks.

                    CHECK For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, payment by travelers checks is prohibited).

                    ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

                    WIRE Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

           MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------

           Standard Account                                $2,000                     $250

           -------------------------------------- ------------------------- --------------------------

           Accounts With Automatic Investment                -                        $250
           Plans

           -------------------------------------- ------------------------- --------------------------

ACCOUNT REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------

                      TYPE OF ACCOUNT                                              REQUIREMENT

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o   Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole         required to sign exactly as their names appear on
proprietorship accounts. Joint accounts have two or more         the account
owners (tenants)


------------------------------------------------------------ ---------------------------------------------------------

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                   o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child.  An individual can give up to $10,000 a year per           Act or the Uniform Transfers to Minors Act.
child without paying Federal gift tax.                       o    The trustee must sign instructions in a manner
                                                                  indicating trustee capacity.

------------------------------------------------------------ ---------------------------------------------------------

CORPORATIONS AND PARTNERSHIPS                                o    For corporations, provide a corporate
                                                                  resolution signed by an authorized person with a
                                                                  signature guarantee
                                                             o    For partnerships, provide a certification for
                                                                  a partnership agreement, or the pages from the
                                                                  partnership agreement that identify the general
                                                                  partners

------------------------------------------------------------ ---------------------------------------------------------

TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees

------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES
------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o   Call or write us for an account application              o   Fill out an investment slip from a
o   Complete the application                                     confirmation or statement or write us a letter
o   Mail us your application and a check                     o   Write your account number on your check.
                                                             o   Mail us the slip (or your letter) and the check
BY WIRE
o   Call or write us for an account application              BY WIRE
o   Complete the application                                 o   Call to notify us of your incoming wire
o   Call us                                                  o   Instruct your bank to wire your money to us
o   You will be assigned an account number
o   Mail us your application                                 BY AUTOMATIC INVESTMENT
o   Instruct your bank to wire your money to us              o   Call or write us for an "Automatic Investment
                                                                 Plan" form
BY ACH PAYMENT                                               o   Complete the form
o   Call or write us for an account application              o   Attach a voided check to your form
o   Complete the application                                 o   Mail us the form
o   Call us
o   We will assign you an account number
o   Mail us your application
o   Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Redemption orders are processed promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the redemption proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and documentation
BY WIRE
o   Wire redemptions are only available if:
    o   You have elected wire redemption privileges AND
    o   Your redemption is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
o   Redemption proceeds will be:
    o   Mailed to you Or
    o Wired to you (if you have elected wire redemption privileges - See "By Wire")
AUTOMATICALLY
o   Call or write us for an "Automatic Redemption" form
o   Attach a voided check to your form
o   Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value remains below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to make a redemption in kind. The Fund makes a redemption in kind when it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


SALES CHARGES

PURCHASES A sales charge is assessed on purchases of shares as follows:

                         SALES CHARGE (LOAD)
                               AS % OF

                    -------------------------------

                                                          PUBLIC
                                                      OFFERING PRICE         NET ASSET          REALLOWANCE
        AMOUNT OF PURCHASE                            --------------          VALUE*            -----------
        ------------------                                                    ------
        $0-$99,999                                         3.00                3.09                2.50
        $100,000 to $249,999                               2.50                2.56                2.00
        $250,000 to $499,999                               2.00                2.04                1.60
        $500,000 to $999,999                               1.50                1.52                1.20
        $1,000,000 and up                                  0.00                0.00                1.00

         * Rounded to the nearest one-hundredth percent.

The commission paid to the distributor is the sales charge less the Reallowance paid to certain financial institutions purchasing shares as principal or agent. Normally, reallownances are paid as indicated in th e above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

REDEMPTIONS A contingent deferred sales charge is assessed on redemptions of shares that were part of a purchase of $1 million or more. The sales charge is assessed as follows: (1) 1.00% of the amount redeemed of the shares are redeemed after one year, but within two years of their purchase. The charge is paid on the lower of the value of shares redeemed or the cost of the shares.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. If you qualify for RIGHTS OF ACCUMULATION ("ROA"), the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous Fund Business Day) of shares that you already hold. To qualify for ROA on a purchase, you must inform the transfer agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a written Letter of Intent ("LOI"), which expresses your intent to invest $100,000 or more in a Fund within a period of 13 months. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. You are not bound by an LOI.

ELIMINATION OF SALES CHARGES No sales charge is assessed on the reinvestment of Fund distributions. No sales charge is assessed on purchases made for investment purposes by:

o any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
o any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
o any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services
o any broker-dealer with whom the distributor has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients
o Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or simlar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
o persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, (see "Exchange Privileges" below) and
o employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o The names of the Funds from which you are exchanging and into which you are exchanging
    o   The dollar amount or number  of  shares  you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTIONS


The Fund distributes its net investment income monthly. Any net capital gain realized by the Fund is distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.


Distributions of net income or short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gain.

The sale of exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Generally, you will not be subject to Federal and Maine state income tax on tax-exempt net income (including short-term capital gains) paid by the Fund. Net income paid out of the Fund's taxable net income will be taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal and Maine state income tax.


If you are a financial institution, any tax-exempt net income received from the Fund is subject to Maine franchise tax.

If you are a "substantial user" or a "related person" of a substantial user of facilities financed by private activity bonds held by the Fund, you may have to pay Federal income tax on your pro rata share of the net income generated from these securities. Individuals and corporations, however, do not have to pay Federal AMT on certain private activity bonds. Net income from tax-exempt obligations is included in the "adjusted current earnings" of corporations for Federal AMT purposes. The Maine AMT is based, in part, on the Federal AMT income.


Distributions of capital gain reduce the net asset value of a the Funds' shares by the amount of the distribution. If you buy shares just before a Fund deducts a capital gain distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. Distributions may, however, be subject to certain state and local taxes.

The Fund will mail reports to you containing information about the Fund's distributions during the year after December 31 of each year.

Consult your tax adviser about federal, state and local tax consequences for your particular circumstances.


ORGANIZATION


The Trust is a Delaware business trust. The Fund is one of several series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understanding the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by [Name of Independent Auditor], whose report, along with the Fund's financial statements, are included in the Annual Report which is available upon request, without charge.

                                                                     YEAR ENDED MARCH 31,
                                                ---------------------------------------------------------------
                                                   1999        1998          1997          1996         1995
                                                ----------- -----------  ------------  ------------  ----------

Beginning Net Asset Value Per Share               $11.05      $10.73        $10.72        $10.47       $10.37
                                                ----------- -----------  ------------  ------------  ----------
Income from Investment Operations:
  Net Investment Income                            0.49        0.51          0.51          0.51         0.52
  Net Realized and Unrealized Gain on
      Investments                                  0.07        0.33          0.01          0.25         0.11
                                                ----------- -----------  ------------  ------------  ----------
Total from Investment Operations                   0.56        0.84          0.52          0.76         0.63
                                                ----------- -----------  ------------  ------------  ----------
Less Distributions:
  From Net Investment Income                      (0.49)      (0.51)        (0.51)        (0.51)       (0.52)
  From Net Realized Gain                          (0.05)      (0.01)           _            _          (0.01)
                                                ----------- -----------  ------------  ------------  ----------
Total Distributions                               (0.54)      (0.52)        (0.51)        (0.51)       (0.53)
                                                ----------- -----------  ------------  ------------  ----------
Ending Net Asset Value                            $11.07      $11.05        $10.73        $10.72       $10.47
                                                =========== ===========  ============  ============  ==========
Ratios to Average Net Assets:
  Expenses                                        0.60%        0.60%         0.60%        0.60%        0.50%
  Expenses (gross)(a)                             1.32%        1.48%         1.56%        1.48%        1.40%
  Net Investment Income (Loss) Including
      Reimbursement/Waiver                        4.42%        4.65%         4.77%        4.73%        5.08%

Total Return(b)                                   5.19%        7.94%         4.98%        7.34%        6.31%
Portfolio Turnover Rate                           28.61%      16.34%        21.18%        34.07%       31.55%
Net Assets at End of Period
    (000's omitted)                              $32,659      $28,196       $25,827      $26,044      $25,525

 (a) Reflects expense ration in the absence of fee waivers and expense reimbursements.
 (b)  Does not include sales charges.


FOR MORE INFORMATION                                                                      LOGO


The following documents are available free upon request:
                                                                                MAINE MUNICIPAL BOND FUND

                        ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Fund's investments is available in the
                       Fund's annual and semi-annual
   reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

                STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.
 You can get a free copy of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                      Forum Shareholder Services, LLC
                            Two Portland Square
                           Portland, Maine 04101
                        800-94FORUM or 800-943-6786
                               207-879-0001

  You can also review the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies, for a fee, by writing to or calling the following:

                           Public Reference Room

                    Securities and Exchange Commission                       Forum Funds
                        Washington, D.C. 20549-6009                          P.O. Box 446
                          Telephone: 800-SEC-0330                            Two Portland Square
                                                                             Portland, Maine 04112
       Free copies are available from the SEC's Internet website at          800-943-6786
                            http://www.sec.gov.                              800-94FORUM

                                                                             207-879-0001


                Investment Company Act File No. 811-3023.




LOGO



                                   PROSPECTUS


                                 AUGUST 1, 1999

                             NEW HAMPSHIRE BOND FUND



    The Fund seeks to provide a high level of current income exempt from both
     Federal income tax and New Hampshire interest and dividends tax (other than the alternative minimum tax) by investing primarily invests in a non-diversified portfolio of investment-grade
                       New Hampshire municipal securities.




   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE
         FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE
     OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY...........................................

         PERFORMANCE...................................................

         FEE TABLES....................................................

         INVESTMENT OBJECTIVE, STRATEGIES AND RISKS....................

         MANAGEMENT....................................................

         YOUR ACCOUNT..................................................


                  How to Contact the Fund
                  General Information
                  Buying Shares
                  Selling Shares
                  Sales Charges
                  Exchange Privileges
                  Retirement Accounts


         OTHER INFORMATION.............................................

         FINANCIAL HIGHLIGHTS..........................................

RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE

High current income exempt from Federal income tax and New Hampshire interest and dividend tax (other than the alternative minimum tax ("AMT")).

PRINCIPAL INVESTMENT STRATEGIES

         [Margin callout: CONCEPTS TO UNDERSTAND

         DEBT OR FIXED INCOME SECURITY is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money (i.e. interest) at set intervals as well as repay the principal amount of the security at its maturity.

         BOND is a debt security with a long term maturity of usually 5 years or longer

         MUNICIPAL SECURITY means a debt securities issued by or on behalf of the State of New Hampshire, its local governments and public finance authorities and U.S. territories and possessions, the interest on which is exempt from Federal income tax.

         INVESTMENT GRADE SECURITY means a debt security rated in one of the four highest long-term or two highest short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality.

         NRSRO means a "nationally  recognized statistical rating organization",
         such  as  Standard  &  Poorsthat  rates  fixed-income   securities  and
         preferred stock by relative credit risk.

The Fund primarily invests in a portfolio of investment grade New Hampshire municipal securities that has an average weighted maturity of between 5 and 15years.


PRINCIPAL RISKS OF INVESTING IN THE FUND


You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund include the following:

     o The Fund's share price, yield and total return will fluctuate in response to price movements in the fixed income securities markets.

     o The value of most fixed income securities fall when interest rates rise; the longer a security's maturity and the lower its credit quality, the more its value typically falls.

     o The Fund will not collect interest and principal payments on a debt security if the issuer defaults.


     o The Fund is non-diversified. The Fund may invest a greater percentage of its assets in the securities of fewer issuers. Concentration of a Fund in securities of a limited number of issuers exposes it to greater market risk and monetary losses than if its assets were diversified among the securities of a greater number of issuers.

     o Economic and political changes in New Hampshire may have a greater effect on the Fund than if it invested in municipal securities of various states.


WHO MAY WANT TO INVEST IN THE FUND


The Fund may be appropriate for you if you:

     o Seek income and more price stability than stocks. Seek capital preservation.
     o    Are pursuing a long-term goal.
     o    Are willing to accept higher short-term risk.
     o Are an income-oriented investor in a high tax bracket and require tax-exempt income.
     o    Do  not   require  the  higher   yields   normally   associated   with
          non-tax-exempt securities.

The Fund may NOT be appropriate for you if you:

     o    Want  an  investment   that  pursues  market  trends  and  focuses  on
          particular sectors or industries.
     o    Are pursuing a short-term goal or are investing emergency reserves.
     o Are investing funds in a tax deferred or tax-exempt account (such as an IRA).
     o    Do not require tax-exempt income.


PERFORMANCE


The return information in the tables provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years (or for the life of the Fund if shorter) compare to a broad measure of market performance.. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the Fund has operated. Sales charges are not reflected in the chart and if reflected, the returns would be less than shown.

                     [EDGAR REPRESENTATION OF GRAPH CHART]


Calendar Year            Average Annual Total Return
-------------            ---------------------------
1993                      11.86%
1994                      -4.59%
1995                      14.76%
1996                       3.59%
1997                       7.63%
1998                       6.13%


The year-to-date total return as of June 30, 1999 was _____%.

During the periods shown in the chart, the highest quarterly return was 5.76% (for the quarter ended March 31, 1995) and the lowest quarterly return was -5.10% (for the quarter ended March 31, 1994).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the Lehman 10-Year Municipal Bond Index.

                                                                                       LEHMAN 10-YEAR MUNICIPAL BOND
           YEAR(S)                                        NEW HAMPSHIRE BOND FUND                  INDEX
           1  Year                                                  6.13%                          6.76%
           5  Years                                                 5.31%                          6.63%
           10 Years                                                 N/A                             N/A


The Lehman 10-Year Municipal Bond Index is a is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. The Index is unmanaged and reflects the reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the Index's performance does not reflect the effect of expenses.

FEE TABLES


The following tables describe the various gross fees and expenses that you will pay if you invest in the Fund.


           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                 Maximum Sales Charge (Load) Imposed on Purchases (as a                3.00%
                 percentage of the offering price)
                 Maximum Deferred Sales Charge (Load)                                  1.00%
                 Maximum Sales Charge (Load) Imposed on Reinvested Distributions       None

                Redemption Fee                                                         None
                Exchange Fee                                                           None
                Maximum Account Fee                                                    $0(1)

         (1) IRA accounts pay an annual $10 maintenance fee.

           ANNUAL FUND  OPERATING  EXPENSES (1) (EXPENSES THAT ARE DEDUCTED FROM
           FUND ASSETS)
                Management fees                                                        0.40%
                Distribution (12b-1) fees                                              None
                Other expenses(2)                                                      1.13%
                Total annual fund operating expenses                                 1.53% (2)


          (1)  Based on amounts  incurred  during the Fund's  fiscal  year ended
               March 31, 1999 stated as a percentage of assets.

          (2) Some of the Fund's service providers have voluntarily waived a portion of their fees and/or assumed certain expenses of the Fund so that total annual fund expenses actually were 0.60%. Fee waivers and expense reimbursements may be reduced or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund, you pay the maximum sales charge then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain the same, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

          ----------------- ------------- ------------- --------------
            AFTER 1 YEAR      AFTER 3       AFTER 5       AFTER 10
                               YEARS         YEARS          YEARS
          ----------------- ------------- ------------- --------------
                $402            $721         $1,063        $2,028
          ----------------- ------------- ------------- --------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE


The Fund seeksa high level of current income exempt from both Federal income tax and New Hampshire interest and dividends taxes (other than AMT).



INVESTMENT STRATEGIES

         [Margin callout: CONCEPTS TO UNDERSTAND

         MATURITY means the date on which a debt security is ( or may be) due or payable.

         DURATION means a security's average life that reflects the present value of the security's cash flow. Generally, the volatility of a security's price increases with an increase in duration.

         GENERAL OBLIGATION SECURITY means a bond whose principal and interest payments is secured by a municipality's full faith and credit and taxing power.

         PRIVATE ACTIVITY SECURITY means a bond that isissued by or on behalf of public authorities to finance privately operated facilities. Private Activity Bonds are primarily revenue bonds.

         REVENUE SECURITY means a debt security generally payable from revenues of a particular facility, class of facilities or, in some cases, from the proceeds of a special excise or other tax.

The Fund invests primarily in a non-diversified portfolio of investment grade municipal securities issued by the state of New Hampshire The Fund may also invest in municipal securities issued by Puerto Rico, other United States territories or possessions and their subdivisions, authorities and corporations. The Fund will invest at least 80% of its total assets in municipal securities, the interest of which is exempt from Federal income tax and New Hampshire State interest and dividends tax (other than AMT). Municipal securities include municipal bonds, notes and leases. The Fund invests in general obligation securities and revenue securities which include private activity bonds. The Fund may invest more than 25% of its assets in private activity securities. Municipal notes generally have original maturities of 397 days or less. Municipal leases permit government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of long-term debt.

INFORMATION CONCERNING THE STATE OF NEW HAMPSHIRE The major NRSROs have rated recent New Hampshire general obligation or state-guaranteed bond issues as follows: Moody's - Aa2 (refined from Aa in June 1997); S&P - AA+ (stable) (revised from AA in November, 1995); Fitch - AA+ (revised from AA in November
1995). S&P's rating revision cited sustained employment recovery, improved financial position, low debt burden and high wealth indicators. Fitch noted conservative debt and financial policies underpinning the State's credit position, strengthened by economic buoyancy. A recent bond issue by the New Hampshire Municipal Bond Bank without State guarantee has been separately rated A1 by Moody's (stable) and A+ by S&P (stable). Bond ratings of individual municipalities in New Hampshire vary in accordance with rating agencies' estimates of the issuer's relative financial strength and ability to support debt service. There can be no assurance that New Hampshire general obligations or any New Hampshire municipal securities owned by the Fund will be rated in any category or will not be downgraded by an NRSRO.

THE ADVISER'S PROCESS The Adviser sets, and continually adjusts, a duration target for the Fund based upon expectations about the direction of interest rates and other economic factors. The Adviser then buys and sells securities to achieve the greatest relative return.

INVESTMENT RISKS


GENERALLY There is no assurance that the Fund will achieve its investment goal. The Fund's net asset value and investment performance will flucuate based upon changes in the value of its portfolio securities. An investment in the Fund is not by itself a complete or balanced investment program.


SPECIFIC RISKS You may lose money in the Fund if any of the following occur:


o Interest rates decline causing the value of fixed income securities, including New Hampshire municipal securities, to decline. Changes in interest rates will affect the value of longer-term securities more than shorter-term securities.


o An issuer of a security held by the Fund defaults or otherwise is unable to pay interest or principal due, causing a potential loss in the security's value or yield.


o Economic or political factors in New Hampshire adversely affect issuers of New Hampshire municipal securities. Adverse economic or political factors will affect the Fund's net asset value more than if the Fund invested in more geographically diverse investments. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.



YEAR 2000 Certain computer systems may not process date-related information properly on and after January 1, 2000. The Adviser is addressing this matter for its systems. The Fund's other service providers have informed the Fund that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invests and, therefore, could lower the value of your shares.


TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents such as high quality money market instruments. As a result, the Fund may be unable to achieve its investment objective.


MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (a mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser is entitled to receive an advisory fee at an annual rate of 0.40% of the average daily net assets of the Fund.

Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board. As of the date of this Prospectus, the Adviser has approximately [$____] billion of assets under management.


PORTFOLIO MANAGERS


LES C. BERTHY, Senior Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Mr. Berthy has over __ years of experience in the investment industry and prior to his association with the Adviser in [Month] 1990 , Mr. Berthy was Managing Director and Co-Chief Executive Officer of Irwin Union Capital Corp., an affiliate of Irwin Union Bank & Trust Co.


OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide services to the Fund. As of the date of this Prospectus, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $___ billion.


Forum Fund Services, LLC a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC (the "Administrator") provides administrative services to the Fund, Forum Accounting Services, LLC (the "Accountant") is the Fund's accountant and Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent.


FUND EXPENSES


The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses not attributable to any particular series of the Trust that are allocated among the various series. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or assume certain expenses of the Fund.

Any waiver would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Administrator, the Transfer Agent and the Fund Accountant have undertaken to waive a portion of their fees in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.60% or less of the average daily net assets of the Fund. Fee waivers are voluntary and may be reduced or eliminated at any time.


YOUR ACCOUNT

[Margin call out:  HOW TO CONTACT THE FUND

Write to us at:

         Forum Shareholder Services, LLC
         P.O. Box 466
         Two Portland Square
         Portland, Maine 04112


Telephone us at:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: New Hampshire Bond Fund
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the public offering price next calculated after your transaction request is received in proper form by the Transfer Agent. The public offering price is the net asset value of a share (or
NAV) plus any applicable sales load (or minus any applicable sales load in the case of redemptions. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., your transaction will be priced at the time of the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.


If you purchase shares directly from the Fund, you will receive monthlystatements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.


The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday that the New York Stock Exchange is open. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value.

TRANSACTIONS THROUGH THIRD PARTIES When you invest through your adviser, a broker or other financial intermediary, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. For instance, a financial intermediary may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Your institution may also provide you with certain shareholder services such as periodic account statements summarizing your investment activity and trade confirmations. Consult a representative of your financial institution for further information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECK For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, payment by travelers checks is prohibited).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRE Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------

           Standard Account                                $2,000                     $250

           -------------------------------------- ------------------------- --------------------------

           Accounts With Automatic Investment                -                        $250
           Plans

           -------------------------------------- ------------------------- --------------------------

ACCOUNT REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts. Joint accounts                           the account
have two or more owners (tenants).

------------------------------------------------------------ ---------------------------------------------------------

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                   o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child.  An individual can give up to $10,000 a year per           Act or the Uniform Transfers to Minors Act.
child without paying Federal gift tax.                       o    The trustee must sign instructions in a manner
                                                                  indicating trustee capacity.

------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o    For corporations, provide a corporate resolution
                                                                  signed  by  an authorized person  with a
                                                                  signature guarantee.
                                                             o    For partnerships, provide a certification for
                                                                  a partnership agreement, or the pages from the
                                                                  partnership agreement that identify the general
                                                                  partners.
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened.
                                                             o    Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees.
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES
------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o   Call or write us for an account application              o   Fill out an investment slip from a
o   Complete the application                                     confirmation or statement or write us a letter
o   Mail us your application and a check                     o   Write your account number on your check.
                                                             o   Mail us the slip (or your letter) and the check
BY WIRE
o   Call or write us for an account application              BY WIRE
o   Complete the application                                 o   Call to notify us of your incoming wire
o   Call us                                                  o   Instruct your bank to wire your money to us
o   You will be assigned an account number
o   Mail us your application                                 BY AUTOMATIC INVESTMENT
o   Instruct your bank to wire your money to us              o   Call or write us for an "Automatic Investment
                                                                 Plan" form
BY ACH PAYMENT                                               o   Complete the form
o   Call or write us for an account application              o   Attach a voided check to your form
o   Complete the application                                 o   Mail us the form
o   Call us
o   We will assign you an account number
o   Mail us your application
o   Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


The Fund processes redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.


--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the redemption proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and documentation
BY WIRE
o   Wire redemptions are only available if:
    o   You have elected wire redemption privileges AND
    o   Your redemption is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
o   Redemption proceeds will be:
    o   Mailed to you Or
    o Wired to you (if you have elected wire redemption privileges - See "By Wire")
AUTOMATICALLY
o   Call or write us for an "Automatic Redemption" form
o   Attach a voided check to your form
o   Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value remains below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to make a redemption in kind. The Fund makes a redemption in kind when it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


SALES CHARGES

PURCHASES A sales charge is assessed on purchases of shares as follows:

                          SALES CHARGE (LOAD)
                                AS % OF
                                                          PUBLIC         NET ASSET
                                                      OFFERING PRICE       VALUE*               REALLOWANCE
           AMOUNT OF PURCHASE
           $0-$99,999                                      3.00             3.09                   2.50
           $100,000 to $249,999                            2.50             2.56                   2.00
           $250,000 to $499,999                            2.00             2.04                   2.10
           $500,000 to $999,999                            1.50             1.52                   1.60
           $1,000,000 and up                               0.00             0.00                   1.20

         *Rounded to the nearest one-hundredth percent.

The commission paid to the distributor is the sales charge less the Reallowance paid to certain financial institutions purchasing shares as principal or agent. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

REDEMPTIONS A contingent deferred sales charge is assessed on redemptions of shares that were part of a purchase of $1 million or more. The sales charge is assessed as follows; (1) 1.00% of the amount redeemed or the shares are redeemed after one year, but within two years of their purchase. The charge is paid on the lower of the value of shares redeemed or the cost of the shares.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. If you qualify for

RIGHTS OF ACCUMULATION ("ROA"), the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous Fund Business Day) of shares that you already hold. To qualify for ROA on a purchase, you must inform the transfer agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a written Letter of Intent ("LOI"), which expresses your intent to invest $100,000 or more in a Fund within a period of 13 months. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. You are not bound by an LOI.

ELIMINATION OF SALES CHARGES No sales charge is assessed on the reinvestment of Fund distributions. No sales charge is assessed on purchases made for investment purposes by:

o any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
o any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
o any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services
o any broker-dealer with whom the distributor has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients
o Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
o persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, (see "Exchange Privileges" below) and
o employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.


EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o The names of the Funds from which you are exchanging and into which you are exchanging
o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges o Mail us your request and documentation BY
TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o    Call us with your request
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTIONS


The Fund distributes its net investment income monthly. Any net capital gain realized by the Fund is distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

Distributions of net income or short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gain.


Generally, you will not be subject to Federal income tax and New Hampshire state interest and dividends tax on tax-exempt net income (including short-term capital gains) by the Fund. Net income out of the Fund's taxable net income will be taxable to you as ordinary income. It is anticipated that substantially all of the Fund's net income will be exempt from Federal income tax and New Hampshire state interest and dividends tax (other than AMT).

If you are a (1) New Hampshire resident, (2) a partnership, limited liability company, association or trust whose beneficial interest is not transferable, or
(3) a fiduciary deriving your appointment from a New Hampshire court,, you will generally not be subject to the New Hampshire interest and dividends or business profits tax on net income paid by the Fund, provided that the Fund invests solely in New Hampshire tax-exempt municipal securities or United States government obligations. If the Fund invests in any other form of investment, then the entire amount of all of the Fund's net income (including short-term capital gains) will be subject to the interest and dividends tax. Special interest and dividends tax rules apply to net income received by trusts, estates, partnerships, limited liability companies, and "S" corporations and their beneficiaries or owners, if all or some of its beneficiaries or owners are not New Hampshire residents.


If you are a partnership, limited liability company, association, or trust having a transferable beneficial interest, you are not subject to the New Hampshire interest and dividend tax. However, if you are engaged in business activity in New Hampshire, you must pay the New Hampshire business profits tax on all income (except income earned on U.S. Government Securities) earned by it in New Hampshire, including net income paid by the Fund.

Distributions of capital gain reduce the net asset value of a the Funds' shares by the amount of the distribution. If you buy shares just before a Fund deducts a capital gain distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


You may incur a capital gain or loss when you sell your shares. The amount of this gain or loss is calculated based on the amount paid for the shares and the value of the shares upon redemption.

The Fund will send you information about the income tax status of distributions paid during the year after the close of the year.

For further information about the tax effects of investing in the Fund, please see the SAI and consult your tax adviser.

ORGANIZATION


The Trust is a Delaware business trust. The Fund is one of several series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by [Name of Independent Auditor]. The Fund's financial statements and the auditor's report are included in the Annual Report which is available upon request, without charge.


                             NEW HAMPSHIRE BOND FUND

                                                                         YEAR ENDED MARCH 31,
                                                    ------------------------------------------------------------
                                                       1999        1998         1997        1996        1995
                                                    ---------- -----------  ----------- -----------  -----------

    Beginning Net Asset Value Per Share               $10.73      $10.31       $10.33      $10.08       $9.96
                                                    ---------- -----------  ----------- -----------  -----------
    Income from Investment Operations:
      Net Investment Income                            0.46        0.47         0.48        0.48        0.49
      Net Realized and Unrealized Gain loss on
          Investments                                  0.13        0.43        (0.02)       0.25        0.12
                                                    ---------- -----------  ----------- -----------  -----------
    Total from Investment Operations                   0.59        0.90         0.46        0.73        0.61
                                                    ---------- -----------  ----------- -----------  -----------
    Less Distributions:
      From Net Investment Income                      (0.46)      (0.48)       (0.48)      (0.48)      (0.49)
      From Net Realized Capital Gain                  (0.06)         _           _            _           _
                                                    ---------- -----------  ----------- -----------  -----------
    Total Distributions                               (0.52)      (0.48)       (0.48)      (0.48)      (0.49)
                                                    ---------- -----------  ----------- -----------  -----------
    Ending Net Asset Value                            $10.80      $10.73       $10.31      $10.33      $10.08
                                                    ========== ===========  =========== ===========  ===========
    Ratios to Average Net Assets:
      Expenses                                         0.60%       0.60%       0.60%        0.60%       0.46%
      Expenses (gross) (a)                             1.53%       1.81%       2.22%        2.26%       2.19%
      Net Investment Income Including
          Reimbursement/Waiver                         4.28%       4.45%       4.65%        4.65%       4.95%

    Total Return(b)                                    5.61%       8.84%       4.56%        7.36%       6.32%
    Portfolio Turnover Rate                           41.74%      22.99%       53.46%      34.31%      37.59%
    Net Assets at End of Period (000's omitted)       $15,227     $12,908      $8,691      $6,903      $5,276

     (a) Reflects expense ratio in the absence of fee waivers and expense reimbursements.
     (b)  Does not include sales charges.


FOR MORE INFORMATION                                                                      LOGO

The following documents are available free upon request:

                        ANNUAL/SEMI-ANNUAL REPORTS                               NEW HAMPSHIRE BOND FUND
  Additional information about the Fund's investments is available in the
                       Fund's annual and semi-annual
   reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

                STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.
 You can get a free copy of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                      Forum Shareholder Services, LLC
                            Two Portland Square
                           Portland, Maine 04101
                        800-94FORUM or 800-943-6786
                               207-879-0001

  You can also review the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies, for a

               fee, by writing to or calling the following:                  Forum Funds
                                                                             P.O. Box 446

                           Public Reference Room                             Two Portland Square
                    Securities and Exchange Commission                       Portland, Maine 04112
                        Washington, D.C. 20549-6009                          (800) 943-6786
                          Telephone: 800-SEC-0330                            (800) 94FORUM
                                                                             (207) 879-0001
            Free copies are available from the Commission's Internet
                         website at http://www.sec.gov.



               Investment Company Act File No. 811-3023.




LOGO







                                   PROSPECTUS


                                 AUGUST 1, 1999

                                PAYSON VALUE FUND

                              PAYSON BALANCED FUND




Payson Value Fund seeks to provide high total return (capital appreciation and current income) by investing primarily in a portfolio of common stock and convertible securities of domestic companies.

Payson   Balanced  Fund  seeks  to  provide  high  current  income  and  capital appreciation by investing in common stock and investment grade debt securities of domestic companies and debt securities.




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED EITHER FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY......................................

         PERFORMANCE..............................................

         FEE TABLES...............................................

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..............

         MANAGEMENT...............................................

         YOUR ACCOUNT.............................................


                  How to Contact the Funds
                  General Information
                  Buying Shares
                  Selling Shares
                  Sales Charges
                  Exchange Privileges
                  Retirement Accounts


         OTHER INFORMATION........................................

         FINANCIAL HIGHLIGHTS.....................................

RISK/RETURN SUMMARY

PAYSON VALUE FUND

         [Margin callout: CONCEPTS TO UNDERSTAND
         COMMON STOCK means an equity or ownership interest in a company.

         GROWTH COMPANY means stock of a company that has exhibited faster than average gains in earnings over the past few years and are expected to continue to show high levels of profit growth in the future.

         VALUE COMPANY means stock of a company whose price is low relative to comparable companies.]

         CONVERTIBLE SECURITY means a security such as a preferred stock or bonds that may be converted into a specified number of shares of common.

         LARGE CAPITALIZATION COMPANY means a company that, in the Adviser's opinion, has a market capitalization (i.e. the value of the company's common stock in the stock market) in excess of $12 billion,

         MEDIUM CAPITALIZATION COMPANY means a company that, in the opinion of the Adviser, has a market capitalization in the range of $2 billion to $12 billion.]


INVESTMENT GOAL  High total return.

PRINCIPAL INVESTMENT STRATEGY Using a value-oriented approach, Payson Value Fund (a "Fund") primarily invests in common stock of large and medium capitalization domestic companies, and other convertible securities.


PAYSON BALANCED FUND

         [Margin callout: CONCEPTS TO UNDERSTAND

         DEBT OR FIXED INCOME SECURITY means a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money (i.e. interest) at set intervals as well as to repay the principal amount of the security at its maturity.

         BOND means a debt security with a long term maturity of usually 5 years or longer

         NRSRO: A nationally recognized statistical rating organization, such as S & P, that rates fixed-income securities and certain other securities by relative credit risk.


INVESTMENT GOAL High current income and high total return.

PRINCIPAL INVESTMENT STRATEGIES Using a value-oriented approach, Payson Balanced Fund (a "Fund") primarily invests in stock of large and medium capitalization domestic companies, and other convertible securities. The Fund also invests in investment grade debt securities.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

GENERAL RISKS


You could lose money on your investment in a Fund or a Fund could underperform other investments. The principal risks of an investment in a Fund includes the following:


     o    The stock or bond market goes down.
     o    Value stocks fall out of favor with the stock market
     o The stock market continues to undervalue the stocks in the Funds' portfolios.

     o The judgement of the investment adviser of a Fund (the "Adviser") or portfolio manager as to the underlying fundamentals and value of a stock proves to be wrong.


RISKS OF DEBT SECURITIES:


Because investing Payson Balanced Fund invests in debt securities, the Fund may have the following additional risks:

     o The Fund's share price, yield and total return will fluctuate in response to price movements in the fixed income securities markets.
     o The value of most fixed income securities fall when interest rates rise; the longer a maturity and the lower its credit quality, the more its value typically falls.
     o The Fund will not collect interest and principal payments on a debt security if the issuer defaults.
     o The Fund's investment in mortgage-backed and asset-backed securities has prepayment risk. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities may prepay their debts.


WHO MAY WANT TO INVEST IN THE FUNDS

The Funds may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal

     o    Are willing to accept higher short-term risk
     o    Seek income and more price stability than stocks offer.

An investment in Payson Balanced Fund may also be appropriate for you if you seek income with a greater degree of price stability than that which is offered through stock investments.


The Funds may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE


The return information in the charts provide some indication of the risks of investing in a Fund by showing the Funds' performance from year to year and by showing how the Funds' average annual returns for 1, 5, and 10 years (or for the life of the Fund if shorter) compare to a broad range of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


PAYSON VALUE FUND

The following chart shows the annual total returns for each full calendar year that shares of the Fund have operated. Sales charges are not reflected in the bar chart and if reflected, the annual total returns would be less than shown.

                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Average Annual Total Return
-------------            ---------------------------
1993                      19.38%
1994                      -3.67%
1995                      28.18%
1996                      18.95%
1997                      31.62%
1998                       5.79%


 The year-to-date total return as of June 30, 1999 was _____%.

During the periods shown in the chart, the highest quarterly return was 16.87% (for the quarter ended December 31, 1998) and the lowest quarterly return was -15.50% (for the quarter ended September 30, 1998).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the S&P 500 Index.

           YEAR(S)                      PAYSON VALUE FUND                 S&P 500 INDEX
           1  Year (1998)                      1.56%                           28.58%
           5  Years                           14.44%                           24.03%
           10 Years                            N/A                             N/A

The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index.

PAYSON BALANCED FUND

The following chart shows the annual total returns for each full calendar year that shares of the Fund have operated. Sales charges are not reflected in the bar chart and if reflected, the annual total returns would be less than shown.


                     [EDGAR REPRESENTATION OF GRAPH CHART]

Calendar Year            Average Annual Total Return
-------------            ---------------------------
1993                      15.97%
1994                      -4.20%
1995                      28.33%
1996                      11.20%
1997                      20.99%
1998                       3.53%


The year-to-date total return as of June 30, 1999 was _____%.


During the periods shown in the chart, the highest quarterly return was 15.81% (for the quarter ended December 31, 1998) and the lowest quarterly return was-12.26% (for the quarter ended September 30, 1998).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the S& P 500 Index.

           YEAR(S)                PAYSON BALANCED FUND               S&P 500 INDEX
           1  Year (1998)                 3.53%                           28.58%
           5  Years                      11.35%                           24.03%

The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index.

FEE TABLES


The following tables describe the various gross fees and expenses that you will pay if you invest in a Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
           Maximum Sales Charge (Load) Imposed on Purchases                            4.00%
           Maximum Sales Charge (Load) Imposed on Reinvested

                 Distributions                                                         1.00%

           Maximum Deferred Sales Charge (Load)                                        None
           Redemption Fee                                                              None
           Exchange Fee                                                                None
           Maximum Account Fee                                                         $0(1)

         (1) IRA accounts pay an annual $10 maintenance fee.




           ANNUAL FUND OPERATING  EXPENSES  (1)(EXPENSES  THAT ARE DEDUCTED FROM
           FUND ASSETS)
           PAYSON VALUE FUND
                Advisory fees                                                          0.80%
                Distribution (12b-1) fees                                              None
                Other expenses(2)                                                      0.95%
                Total annual fund operating expenses                                 1.75%(2)

           PAYSON BALANCED FUND

                Management fees                                                        0.60%
                Distribution (12b-1) fees                                              None
                Other expenses                                                         0.89%
                Total annual fund operating expenses                                 1.49%(2)



         (1) Based on amounts incurred during each Fund's fiscal year ended March 31, 1999 stated as a percentage of assets.

         (2) The Adviser and some of the Funds' service providers have voluntarily waived a portion of their fees so that total annual fund expenses actually were 1.45% for Payson Value Fund and and 1.15% for Payson Balanced Fund. Fee waivers may be reduced or eliminated at any time.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund, you pay the maximum sales load, then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain the same, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                        ------------------------ -----------------------
                           PAYSON VALUE FUND      PAYSON BALANCED FUND
----------------------- ------------------------ -----------------------
----------------------- ------------------------ -----------------------
After 1 year                     $571                     $546
----------------------- ------------------------ -----------------------
----------------------- ------------------------ -----------------------
After 3 years                    $929                     $852
----------------------- ------------------------ -----------------------
----------------------- ------------------------ -----------------------
After 5 years                   $1,311                   $1,181
----------------------- ------------------------ -----------------------
----------------------- ------------------------ -----------------------
After 10 years                  $2,380                   $2,108
----------------------- ------------------------ -----------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

PAYSON VALUE FUND seeks high total return (capital appreciation and current income) by investing in a diversified portfolio of common stock and securities convertible into common stock which appear undervalued in the market place.

PAYSON BALANCED FUND seeks a combination of high current income and capital appreciation by investing in common stock and securities convertible into common stock which appear to be undervalued and in investment-grade debt securities, including U.S. Government, government agency and corporate obligations.

INVESTMENT STRATEGIES
        [Margin callout: CONCEPTS TO UNDERSTAND


         AMERICAN DEPOSITARY RECEIPTS are receipts of shares of a foreign-based corporation held in the vault of a U.S. Bank entitling the shareholder to all dividends and capital gains.

         U.S. GOVERNMENT SECURITIES are securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, or its instrumentalities.


         FUNDAMENTAL ANALYSIS is the analysis of a company's financial condition to forecast the future value of its stock price. This analysis includes review of a company's balance sheet and income statement, asset history, earnings history, product or service development, and management productivity.

         PRICE/EARNINGS RATIO is the price of a stock divided by the company's earnings per share.

         PRICE/SALES RATIO is the amount an investor is willing to pay for a dollar generated from a company's operations.

         PRICE/BOOK RATIO is the price of a stock divided by the company's book value.

         DIVIDEND YIELD IS the percentage rate of return paid on common or preferred stock in dividends.]


PAYSON VALUE FUND invests at least 65% of its total assets in common stock and convertible securities of medium and large capitalization companies which appear undervalued in the market place. The Fund may on occasion also invest in smaller companies whose market capitalization is less than $2 billion. The Fund may also invest up to 20% of its total assets in the securities of foreign issuers and in American Depositary Receipts ("ADRs").

PAYSON BALANCED FUND invests at least 65% of its total assets in common stock and convertible securities of medium and large capitalization companies. The Fund may also invest in the following investment-grade debt securities:

o Debt securities rated in one of the three highest rating categories by a nationally recognized statistical ratings organization or which are unrated and determined to be of comparable quality
o    U.S. Government Securities
o Mortgage-backed securities that are U.S. Government Securities or are rated in the two highest rating categories by an NRSRO or are unrated and judged by the Adviser to be of comparable quality at the time of purchase
o Commercial paper and other money market instruments rated in one of the two highest short-term categories by an NRSRO or are unrated and judged by the Adviser to be of comparable quality at the time of purchase
o Banker's acceptanced or negociable cerifiicated of deposit issued by commercial banks doing business in the United States , and at the time of investment, having total assets exceeding $1 billion dollars and that are insured by the FDIC
o Convertible securities rated as investment-grade by an NRSRO or are unrated and judged by the Adviser to be of comparable quality at the time of purchase

The average maturity of the Fund's fixed income investments normally ranges from short-term (overnight) to thirty years. The average dollar-weighted maturity of the Fund's fixed-income investments normally ranges between five and fifteen years.

THE ADVISER'S PROCESSES The Adviser maintains a long-term, equity-oriented perspective, being much less concerned with investment performance on a quarterly or shorter basis than with real, long-term growth of income. Investment time horizon is the paramount determinant of long-term investment strategy, and each Fund is considered to have a long-term time horizon.


The Adviser uses both a quantative and a fundamental approach to identify stocks and bonds that are undervalued compared to their fundamentals. The Adviser first conducts a fundamental analysis of prospective companies to determine their near and long term financial prospects and then uses technical measurements, including price/earnings ratios, price-book ratios, dividend yields, and profitability.

The Adviser sets a price target for each investment, that is, the price at which a stock or bond may be sold even though there has been no fundamental change in the company or the company's prospects. The Adviser monitors the investments in the Funds' portfolios to determine if there have been fundamental changes in the company that prompted the initial purchase of its stock. The Adviser may sell a stock or bond if:

o It subsequently  fails to meet the Adviser's initial  investment  criteria
o A more attractively priced instrument is found or if funds are needed for other purposes

INVESTMENT RISKS


GENERALLY There is no assurance that the Funds will achieve their investment goals. Each Fund's net asset value and investment performance will fluctuate based upon changes in the value of its portfolio securities. An investment in a Fund is not by itself a complete or balanced investment program. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of a security's value.

SPECIFIC RISKS Because the Funds invests in value stocks, there is also the risk that the market will not recognize the intrinsic value of the stocks. There is also the risk that the Adviser's judgment as to the growth potential or value of a stock may prove to be wrong. Finally, a decline in investor demand for the stocks held by the Fund may also adversely affect the value of these securities.

An investment in Payson Balanced Fund is subject to additional risks due to its ability to purchase debt securities. You investment in this Fund may decline in value if any of the following occur:


o Interest rates decline causing the value of fixed-rate securities, including U.S. Government Securities, to decline. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.
o An issuer of a security held by the Fund defaults or otherwise is unable to pay interest or principal due causing a potential losses in the security's value or yield. This risk is greater for securities that are not investment grade.

o An issuer prepays its obligation under a security held by a Fund as interest rates decline causing the Fund to invest in securities with lower interest rates. Prepayment of mortgage- and asset-backed securities due to interest rate declines may result in a potential loss of that security's value or a decline in its yield. Rising interest rates may reduce the number of prepayments causing the average maturity of a Fund's investments to rise. Longer-term securities are more sensitive to rising interest rates and potential losses in value.


YEAR 2000 Certain computer systems may not process date-related information properly on and after January 1, 2000. The Funds' Adviser is addressing this matter for their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.


TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents such as high quality money market instruments. As a result, the Fund may be unable to achieve its investment objective.

MANAGEMENT


The Funds are two series of Forum Funds (the "Trust"), an open-end, management investment company (a mutual fund). The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER


Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. For its services, the Adviser is entitled to receive an advisory fee at an annual rate of 0.80% of the average daily net assets of Payson Value Fund and 0.65% of the average daily net assets of Payson Balanced Fund.

H. M. Payson & Co., One Portland Square, P.O. Box 31, Portland, Maine 04112, serves as investment adviser to each Fund. The Adviser was founded in 1854 and was incorporated in Maine in 1987, making it one of the oldest investment firms in the United States operating under its original name.


As of the date of this Prospectus, the Adviser has approximately $____ billion of assets under management.

PORTFOLIO MANAGERS


JOHN C. KNOX, a Managing Director and Senior Research Analyst of the Adviser, has been primarily responsibility for the day-to-day management of Payson Value Fund's portfolio since July 10, 1995. Mr. Knox has over ___ years of experience in the investment industry and has been associated with the Adviser since 1981. Mr. Knox is a Chartered Financial Analyst.

PETER E. ROBBINS, a Managing Director and Director of Research of the Adviser, has been primarily responsible for the day-to-day management of Payson Balanced Fund since April 1, 1993. Mr. Knox has over ____ years of experience in the investment industry and has been associated with the Adviser since 1982, except for the period from January 1988 to October 1990. During that period Mr. Robbins was president of Mariner Capital Group, a real estate development and non-financial asset management business. Mr. Robbins is a Chartered Financial Analyst and has been associated with the Adviser since 1982.


OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provide services to the Funds. As of the date of this Prospectus , Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of the Trust in connection with the offering of the Funds' shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC (the "Administrator") provides administrative services to the Funds, Forum Accounting Services, LLC (the "Fund Accountant") is the Funds' accountant and Forum Shareholder Services, LLC ("Transfer Agent") is the Funds' transfer agent.


FUND EXPENSES


The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the Fund as well as expenses not attributable to any particular series of the Trust that are allocated among the various series. The Adviser or other service providers may voluntarily waive all or any portion of their fees. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Adviser and the Administrator have undertaken to waive a portion of their fees in order to limit the Funds' expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.45% or less of the average daily net assets of Payson Value Fund and 1.15% or less of the average daily net assets of the Payson Balanced Fund. Fee waivers are voluntary and may be reduced or eliminated at any time.

YOUR ACCOUNT

[Margin call out:  HOW TO CONTACT THE FUNDS

Write to us at:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Two Portland Square
         Portland, Maine 04112


Telephone us at:
         (800) 805-8258 (toll free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033
                  For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the public offering price next calculated after your transaction request is received in proper form by the Transfer Agent. The public offering price is the net asset value of a share (or
NAV) plus any applicable sales load (or minus any applicable sales load in the case of redemptions. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., your transaction will be priced at the time of the next business day's NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.


If you purchase shares directly from the Funds, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.


The Funds reserve the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday that the New York Stock Exchange is open. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value.

TRANSACTIONS THROUGH THIRD PARTIES When you invest through your adviser, a broker or other financial intermediary, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds. For instance, a financial intermediary may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Your institution may also provide you with certain shareholder services such as periodic account statements summarizing your investment activity and trade confirmations. Consult a representative of your financial institution for further information.


        BUYING SHARES

        HOW TO MAKE PAYMENTS  All investments
        must be in U.S. dollars and checks must
        be drawn on U.S. banks.


                 CHECK -For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers checks).

                 ACH PAYMENT -Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

                 WIRE -Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


        MINIMUM INVESTMENTS The Funds accept payments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------

           Standard Account                                $2,000                     $250

           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts               $1,000                     $250
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------



           Accounts With Automatic Investments               -                        $250
           Plans

           -------------------------------------- ------------------------- --------------------------


ACCOUNT REQUIREMENTS

------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                              o Instructions must be signed
Individual accounts are owned by one person, as are sole                          by all persons required
proprietorship accounts. Joint accounts                                           to sign exactly as their names
have two or more  owners (tenants)                                                appear on the account

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                                    o Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a child.  An individual   custodial account under the Uniform Gift to
can give up to $10,000 a year per child without paying Federal gift tax.          Minors Act or the Uniform Transfers to
                                                                                  Minors Act
                                                                                  The trustee must sign instructions in a
                                                                                  manner indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                                   o For corporations, provide a corporate
                                                                                  resolution signed by an authorized person with a
                                                                                  signature guarantee
                                                                                o For partnerships, provide a certification for
                                                                                  a partnership agreement, or the pages from the
                                                                                  partnership agreement that identify the general
                                                                                  partners
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o         The trust must be established before an
                                                                  account can be opened
                                                             o         Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES

------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill out an investment slip from a
o         Complete the application                                 confirmation or statement or write us a letter
o         Mail us your application and a check                o         Write your account number on your check.
                                                              o         Mail us the slip (or your letter) and the check
BY WIRE
o         Call or write us for an account application         BY WIRE
o         Complete the application                            o         Call to notify us of your incoming wire
o         Call us                                             o         Instruct your bank to wire your money to us
o         You will be assigned an account number
o         Mail us your application                            BY AUTOMATIC INVESTMENt
o         Instruct your bank to wire your money to us         o         Call or write us for an "Automatic Investment
                                                                  Plan" form
BY ACH PAYMENT                                                o         Complete the form
o         Call or write us for an account application         o         Attach a voided check to your form
o         Complete the application                            o         Mail us the form
o         Call us and we will assigned you an account number
o         Mail us your application
o         Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Funds within a calendar year).

CANCELED OR FAILED PAYMENTS The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Funds and their agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Funds process redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The Fund name
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if:
  o You have elected wire redemption privileges AND
  o Your redemption is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges
- See "By  Telephone")  Or
o Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges
o Call us with your request
o Provide the following information:
  o Your account number
  o Exact name(s) in which account is registered
  o Additional form of identification
o Redemption proceeds will be:
o Mailed to you Or
o Wired to you (if you have elected wire redemption privileges - See "By Wire") AUTOMATICALLY
o Call or write us for an "Automatic Redemption" form
o Attach a voided check to your form
o Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

o    Sales of over $50,000 worth of shares
o    Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value remains below $1,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Funds reserve the right to make a redemptions in kind. A Fund makes a redemption in kind when it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES
PURCHASES A sales charge is assessed on purchases of shares as follows:


                         SALES CHARGE (LOAD)
                               AS % OF

                    -------------------------------



                                                          PUBLIC
                                                      OFFERING PRICE         NET ASSET          REALLOWANCE
        AMOUNT OF PURCHASE                                                    VALUE*
        ------------------                                                    ------
        $0-$49,999                                         4.00                4.17%               3.50
        $50,000 to $99,999                                 3.50                3.63%               3.00
        $100,000 to $249,999                               3.00                3.09%               2.50
        $250,000 to $499,999                               2.50                2.56%               2.10
        $500,000 to $999,999                               2.00                2.04%               1.70
        $1,000,000 and up                                  0.00                0.00%               1.00


         * Rounded to the nearest one-hundredth percent.

The commission paid to the distributor is the sales charge less the Reallowance paid to certain financial institutions purchasing shares as principal or agent. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

REDEMPTIONS A contingent deferred sales charge is assessed on redemptions of shares that were part of a purchase of $1 million or more. The sales charge is assessed as follows: (1) 1.00% of the amount redeemed of the shares are redeemed after one year, but within two years of their purchase. The charge is paid on the lower of the value of shares redeemed or the cost of the shares.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. If you qualify for RIGHTS OF ACCUMULATION ("ROA"), the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous Fund Business Day) of shares that you already hold. To qualify for ROA on a purchase, you must inform the transfer agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a written Letter of Intent ("LOI"), which expresses your intent to invest $100,000 or more in a Fund within a period of 13 months. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. You are not bound by an LOI.

ELIMINATION OF SALES CHARGES No sales charge is assessed on the reinvestment of Fund distributions. No sales charge is assessed on purchases made for investment purposes by:

o any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
o any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
o any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services
o any broker-dealer with whom the distributor has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients
o Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
o persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, (see "Exchange Privileges" below) and
o employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.


EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The names of the Funds from which you are exchanging and into which you are exchanging
  o The  dollar  amount  or  number  of  shares  you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Mail us your request and documentation
BY TELEPHONE
o Telephone  exchanges  are  only  available  if  you  have  elected   telephone
  redemption privileges
o Call us with your request
o Provide the following information:
  o Your account number
  o Exact name(s) in which account is registered
  o Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS


The Funds offer IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS


The Funds distribute their net investment income annually. Any net capital gain realized by the Funds are distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.


Distributions of net income or (short-term capital gains) are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gain. Distributions also may be subject to certain state and local taxes.


If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Funds will mail you information about the income tax status of distributions paid by the Funds shortly after December 1 of each year. Consult your tax adviser about the Federal, state and local income tax consequences in your particular circumstances. Consult your tax adviser about federal, state and local tax consequences for your particular circumstances.


ORGANIZATION


The Trust is a Delaware business trust. The Funds are two series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Funds' financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by Deloitte & Touche LLP. The Funds' financial statements and the auditor's report are included in the Annual Report which is available upon request, without charge.



                                PAYSON VALUE FUND


                                                                        YEAR ENDED MARCH 31,
                                                  -------------------------------------------------------------
                                                     1999         1998         1997          1996        1995
                                                  --------------------------------------------------------------

Beginning Net Asset Value Per Share                 $21.67       $16.10       $15.99        $12.71       $12.11

                                                    ------       ------       ------        ------       ------

Income from Investment Operations:


  Net Investment Income                              0.07         0.12         0.21          0.21         0.18

  Net Realized and Unrealized Gain Loss on
   Investments
                                                    (1.16)        6.93         1.80          3.29         0.60
                                                    ------       ------       ------        ------      ------
Total from Investment Operations                    (1.09)        7.05         2.01          3.50         0.78
                                                    ------       ------       ------        ------      ------

Less Distributions:



  From Net Investment Income                        (0.07)       (0.12)       (0.20)        (0.21)       (0.18)



  From Net Realized Capital Gain                    (1.21)       (1.36)       (1.70)        (0.01)          _

                                                    ------       ------       ------        ------
Total Distributions                                 (1.28)       (1.48)       (1.90)        (0.22)       (0.18)
                                                    ------       ------       ------        ------       ------

Ending Net Asset Value                              $19.30       $21.67       $16.10        $15.99       $12.71

                                                    =======      ======       ======        ======       ======
Ratios to Average Net Assets:

  Expenses                                          1.45%        1.45%         1.45%        1.45%         1.46%


  Expenses (gross) (a)                              1.75%        1.87%         2.07%        2.16%         2.25%



  Net Investment Income Including

      Reimbursement/Waiver                          0.35%        0.62%         1.30%        1.47%         1.59%



Total Return(b)                                    (4.57)%       45.28%       13.01%        27.77%        6.52%


Portfolio Turnover Rate                             40.82%       38.85%       24.13%        53.06%       27.20%


Net Assets at End of Period (000's omitted)        $18,253      $19,918       $13,109      $10,319       $7,960



(a)  Reflects  expense  ratio   in  the  absence  of  fee  waivers  and  expense
     reimbursements.
(b)  Does not include sales charges.

                              PAYSON BALANCED FUND

                                                                        YEAR ENDED MARCH 31,
                                                  -------------------------------------------------------------
                                                     1995         1998         1997          1996         1995
                                                  -------------------------------------------------------------

Beginning Net Asset Value Per Share                 $14.79       $13.20       $13.70        $11.90       $11.71
                                                    ------       ------       ------        ------       ------

Income from Investment Operations:
  Net Investment Income                              0.28         0.37         0.42          0.43         0.44

  Net Realized and Unrealized Gain on
   Investments                                      (1.51)        3.52         0.84          2.12         0.24
                                                    ------        ----         ----          ----         ----

Total from Investment Operations                    (1.23)        3.89         1.26          2.55         0.68
                                                    ------        ----         ----          ----         ----
Less Distributions:

  From Net Investment Income                        (0.28)       (0.37)       (0.42)        (0.43)       (0.44)

  From Net Realized Capital Gain                    (0.80)       (1.93)       (1.34)        (0.32)       (0.05)
                                                    ------       ------       ------        ------       -------

Total Distributions                                 (1.08)       (2.30)       (1.76)        (0.75)       (0.49)
                                                    ======       ======       ======        ======       ======
Ending Net Asset Value                              $12.48       $14.79       $13.20        $13.70       $11.90
                                                    ======       ======       ======        ======       ======

Ratios to Average Net Assets:

  Expenses                                          1.15%        1.15%         1.15%        1.15%         1.15%

  Expenses (gross) (a)                              1.49%        1.57%         1.67%        1.70%         1.72%

  Net Investment Income (Loss) Including
      Reimbursement/Waiver                          2.07%        2.58%         3.07%        3.25%         3.91%


Total Return(b)                                    (8.20)%       31.27%        9.42%        21.70%        6.00%

Portfolio Turnover Rate                             99.59%       66.13%       52.93%        61.77%       50.06%

Net Assets at End of Period (000's omitted)        $23,189      $24,440       $18,163      $17,455       $13,872



(a) Reflects expense ratio in the absence of fee waivers and expense reimbursements.
(b)  Does not include sales charges.


 .



FOR MORE INFORMATION                                                                      LOGO

The following documents are available free upon request:

                                                                                         PAYSON
                        ANNUAL/SEMI-ANNUAL REPORTS                                     VALUE FUND
  Additional information about the Funds' investments is available in the
                       Funds' annual and semi-annual                                     PAYSON
  reports to shareholders. In each Fund's annual report, you will find a              BALANCED FUND
    discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


          STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.
 You can get a free copy of the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                      Forum Shareholder Services, LLC
                            Two Portland Square
                           Portland, Maine 04101
                               800-805-8285
                               207-879-0001

  You can also review the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies, for a fee, by writing to or calling the following:

                           Public Reference Room
                    Securities and Exchange Commission
                        Washington, D.C. 20549-6009                          Forum Funds
                          Telephone: 800-SEC-0330                            P.O. Box 446
                                                                             Two Portland Square
    Free copies are available from the Commission's Internet website at      Portland, Maine 04112
                            http://www.sec.gov.                              800-805-8258
                                                                             207-879-0001


                    Investment Company Act File No.811-3023.



LOGO







                                   PROSPECTUS


                                 AUGUST 1, 1999


                            AUSTIN GLOBAL EQUITY FUND



         The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock of companies domiciled in the United States and abroad.


             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER
                  THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
                  REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY.............................................

         PERFORMANCE.....................................................

         FEE TABLES......................................................

         INVESTMENT OBJECTIVE, STRATEGIES AND RISKS......................

         MANAGEMENT......................................................

         YOUR ACCOUNT....................................................


                  How to Contact the Fund
                  General Information
                  Buying Shares
                  Selling Shares
                  Exchange Privileges
                  Retirement Accounts


         OTHER INFORMATION...............................................

         FINANCIAL HIGHLIGHTS............................................

RISK/RETURN SUMMARY



INVESTMENT OBJECTIVE


Capital appreciation

PRINCIPAL INVESTMENT STRATEGY


Austin Global Equity Fund (the "Fund")invests primarily in a diversified portfolio of common stock and convertible securities of companies based in the United States, Europe, Japan, and the Pacific Basin. The Fund principally invests in the securities of companies that have above average growth potential.


PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL

You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of the Fund include the following:


o   The stock market goes down.
o   The demand for growth stocks declines.
o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio
o The judgment of the Fund's adviser (the Adviser's) or portfolio manager as to the underlying fundamentals and growth potential of a stock proves to be wrong.


RISKS OF FOREIGN SECURITIES

Because investing in the securities of foreign companies can have more risk than investing in U.S. based companies, an investment in the Fund may have the following additional risks:

o   There may not be sufficient public information regarding foreign issuers
o Political and economic instability abroad may be adversely affect the value of foreign securities
o Foreign exchange controls and rules governing repatriation of foreign capital and nationalization may adversely affect the value of foreign securities Fluctuations in the exchange rate of foreign securities may adversely affect the value of foreign securities
o   Foreign securities may be less liquid than the securities of U.S. issuers

These risks may be greater for investments in issuers located in emerging or developing markets.

WHO MAY WANT TO INVEST IN THE FUNDS

The Fund may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o Are willing to accept higher short-term risk for higher potential long-term returns]

The  Fund may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves]

PERFORMANCE


The return information in the chartsprovide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years (or for the life of the Fund is shorter) compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated. Sales charges are not reflected in the chart and if reflected, the return would be less than shown.


                      [EDGAR REPRESENTATION OF GRAPH CHART]


Calendar Year                 Average Annual Total Return

1994                               2.10%
1995                               22.62%
1996                               14.53%
1997                               23.93%
1998                               22.90%


 The year-to-date total return as of June 30, 1999 was _____%.

During the periods shown in the chart, the highest quarterly return was 20.01% (for the quarter ended December 31, 1998) and the lowest quarterly return was -13.62%% (for the quarter ended September 30, 1998).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the M.S.C.I. World Index.


           YEAR(S)                                    AUSTIN GLOBAL EQUITY FUND               MSCI WORLD INDEX
           1  Year (1998)                                    22.90%                                 24.34%
           5  Years                                          16.91%                                 15.68%
           10 Years                                              N/A                                N/A



The M.S.C.I. World Index measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The MSCI is unmanaged and its performance reflects the reinvestment of dividends. Unlike the performance figures of the Fund, the Index's performance does not reflect the effect of expenses.


FEE TABLES


The following tables describe the various gross fees and expenses that you will pay if you invest in the Fund.


           SHAREHOLDER FEES (FEES PAID  DIRECTLY FROM YOUR  INVESTMENT)
                 Maximum Sales Charge (Load) Imposed on
                 Purchases  (as a Percentage of the offering price)    4.00%
                 Maximum  Deferred Sales Charge (Load)                 1.00%
                 Maximum  Sales  Charge  (Load) Imposed on
                 Reinvested Distributions

                                                                        None
                Redemption Fee                                          None
                Exchange Fee                                            None
                Maximum Account Fee                                    $0(1)

         (1) IRA accounts pay an annual $10 maintenance fee.

           ANNUAL FUND OPERATING EXPENSES(1)(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                Management fees                             1.50%
                Distribution (12b-1) fees                    None
                Other expenses                              0.92%
                Total annual fund operating expenses      2.42%(2)

(1) Based on amounts incurred during the Fund's fiscal year ended March 31, 1999 stated as a percentage of assets.



EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund, then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return that the Fund's operating expenses remain the same, and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


------------------- ------------------ -------------------- --------------------

------------------- ------------------ -------------------- --------------------
      After 1 year        After 3 years       After 5 years       After 10 years
------------------- ------------------ -------------------- --------------------
------------------- ------------------ -------------------- --------------------
          $245                $755               $1,291               $2,756
------------------- ------------------ -------------------- --------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


         [Margin callout: CONCEPTS TO UNDERSTAND

         COMMON STOCK means an equity or ownership interest in a company.

         CONVERTIBLE SECURITY means is a security such as a preferred stock or bond that may be converted into a specified number of shares of common stock.]


INVESTMENT OBJECTIVE

The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and convertible securities.

INVESTMENT STRATEGIES
         [Margin callout: CONCEPTS TO UNDERSTAND

         NRSRO is a nationally recognized statistical rating organization, such as S & P, that rates fixed-income securities and certain other securities by relative credit risk.]

         FUNDAMENTAL ANALYSIS is the analysis of a company's financial condition to forecast the future value of its stock price. This analysis includes review of a company's balance sheet and income statement, asset history, earnings history, product or service development, and management productivity.]

The Fund invests at least 65% of its total assets in the common stock and convertible securities of issuers located in three or more countries. The Fund will generally invest more of its assets in the securities of U.S. issuers than in the securities of issuers located outside the United States. Currently, the Fund limits its investments in any one country or in securities denominated in any one currency to 25% of its total assets. This limitation does not apply to the securities of U.S. issuers or securities denominated in the U.S. dollar.

The Fund may invests up to 35% of its assets in convertible such as bonds securities rated B or higher by an NRSRO at the time of investment and in preferred stock rated B (or b) and higher by an NRSRO at the time of investment. The Fund intends to invest up to 25% of its total assets in the common stock or convertible securities of companies in the telecommunications industry.



THE ADVISER'S PROCESS The Adviser relies primarily on fundamental analyses of prospective companies as well as the review of industry and economic trends to identify companies in the United States, Europe, Japan, and the Pacific Basin that have above average growth potential. The Adviser generally looks for companies which, in the Adviser's opinion, are improving but whose improvement has not been recognized by the market.

The Adviser continuously monitors the investment in the Fund's portfolio to determine if there have been fundamental changes in the company that prompted the initial purchase of its stock. The Adviser may sell a security if:

     o    The underlying company experiences negative internal developments
     o    The underlying company experiences a decline in financial condition
     o    The   underlying   company   experiences  a  significant   erosion  in
          profitability, earnings, or cash flow
     o    The security is overvalued compared to its fundamentals
     o    It is oversized compared to other holdings
     o    There are negative trends in inflation, recession or interest rates

INVESTMENT RISKS


GENERALLY There is no assurance that the Fund will achieve its investment goal. The Fund's net asset value and investment performance will fluctuate based upon changes in the value of its portfolio securities. An investment in the Fund is not by itself a complete or balanced investment program. The market value of securities in which the Fund invests are based upon the market's perception of value and is not necessarily an objective measure of a security's value.

SPECIFIC RISKS Because the Fund invests in foreign securities, an investment in the Fund may have the following additional risks:


o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies denominated in U.S. dollars
o    Foreign securities and their markets may be less liquid than U.S. markets
o Political and economic instability abroad may adversely affect the operations of foreign issuers and the value of their securities
o Changes in foreign tax laws, exchange controls, and policies on nationalization, expropriation may also affect the operations of foreign issuers and the value of their securities
o Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation
o There may not be sufficient public information regarding foreign issuers and foreign companies may not be subject to uniform accounting, auditing, financial reporting standards as are U.S, companies U.S. companies

o Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems o Foreign brokerage commissions and custody fees are generally higher than those in the U.S. o Investments in issuers denominated in foreign currencies will fluctuation in value as the exchange rate between those currencies and the U.S.


     dollar changes


The Adviser routinely invests in American Depositary Receipts (or ADRs). ADRs typically are issued by an U.S. bank or trust company and evidence ownership of securities issued by a foreign company. ADRs are traded in the U.S. securities markets and are required to meet the disclosure requirements of the Securities and Exchange Commission.


YEAR 2000 Certain computer systems may not process date-related information properly on and after January 1, 2000. The Fund's Adviser is addressing this matter for their systems. The Fund's other service providers have informed the Fund that they are taking similar measures. Investments in foreign companies are particularly vulnerable to Year 2000 risk as these companies may not have the financial resources, technology, or personnel needed to address Year 2000 readiness concerns. This matter, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invest and, therefore, could lower the value of your shares.


TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents such as high quality money market instruments. As a result, the Fund may be unable to achieve its investment objective.


MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (a mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.


THE ADVISER


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser is entitled to receive an advisory fee at an annual rate of 1.50% of the average daily net assets of the Fund.

Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, serves as investment adviser to the Fund. The Adviser is a privately owned company, controlled by Peter Vlachos, who is President.


As of the date of this Prospectus, the Adviser has approximately $___ million of assets under management.

PORTFOLIO MANAGER


PETER VLACHOS, president and chief portfolio manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund since its inception on December 8, 1993. Mr. Vlachos has over __ years of experience in the investment industry and prior to his association with the Adviser, Mr.

Vlachos was a portfolio manager at Neuberger & Berman, Inc.

OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provides services to the Fund. As of the date of this Prospectus, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC (the "Administrator") provides administrative services to the Fund, Forum Accounting Services, LLC (the "Accountant") is the Fund's accountant, and Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent.


FUND EXPENSES


The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses not attributable to any particular series of the Trust that are allocated among the various series. The Adviser or other service providers may voluntarily waive all or any portion of their fees and assume certain expenses of the Fund. Any waiver or expense reimbursement would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date. Fee waivers and expense reimbursements are voluntary and may be reduced or eliminated at any time.


YOUR ACCOUNT

[Margin call out:  HOW TO CONTACT THE FUND


Write to us at:
         Forum Funds
         P.O. Box 446

         Two Portland Square
         Portland, Maine 04112


Telephone us at:
         (800) 754-8759 (Toll Free)

         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: Austin Global Equity Fund
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the public offering price next calculated after your transaction request is received in proper form by the Transfer Agent. The public offering price is the net asset value of a share (or
NAV) plus any applicable sales load (or minus any applicable sales load in the case of redemptions). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., your transaction will be priced at the time of the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.


If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.


The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED. The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday that the New York Stock Exchange is open. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value.

TRANSACTIONS THROUGH THIRD PARTIES. When you invest through your adviser, a broker or other financial intermediary, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. For instance, a financial intermediary may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Your institution may also provide you with certain shareholder services such as periodic account statements summarizing your investment activity and trade confirmations. Consult a representative of your financial institution for further information.


BUYING SHARES



HOW TO MAKE PAYMENTS. All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


         CHECK For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers checks).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRE Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS. The Fund accepts payments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------

           Standard Account                               $10,000                    $2,500

           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts               $2,000                     $1,000
           -------------------------------------- ------------------------- --------------------------
           -------------------------------------- ------------------------- --------------------------

           Accounts With Automatic Investment                 -                         $250
           Plans

           -------------------------------------- ------------------------- --------------------------

ACCOUNT REQUIREMENTS

------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons required
Individual accounts are owned by one person, as are sole          to sign exactly as their names appear on
proprietorship accounts. Joint accounts                           the account
have two or more  owners (tenants)

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                   o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child.  An individual can give up to $10,000 a year per           Act or the Uniform Transfers to Minors Act.
child without paying Federal gift tax.                       o    The trustee must sign instructions in a manner
                                                                  indicating trustee capacity.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o    For corporations, provide a corporate
                                                                  resolution signed by an authorized person with a
                                                                  signature guarantee
                                                             o    For partnerships, provide a certification for
                                                                  a partnership agreement, or the pages from the
                                                                  partnership agreement that identify the general
                                                                  partners
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees

------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES

------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o   Fill out an investment slip from a
o         Complete the application                                confirmation or statement or write us a letter
o         Mail us your application and a check                o   Write your account number on your check.
                                                              o   Mail us the slip (or your letter) and the check
BY WIRE
o         Call or write us for an account application         BY WIRE
o         Complete the application                            o   Call to notify us of your incoming wire
o         Call us                                             o   Instruct your bank to wire your money to us
o         You will be assigned an account number
o         Mail us your application                            BY AUTOMATIC INVESTMENT
o         Instruct your bank to wire your money to us         o   Call or write us for an "Automatic Investment
                                                                  Plan" form
BY ACH PAYMENT                                                o   Complete the form
o         Call or write us for an account application         o   Attach a voided check to your form
o         Complete the application                            o   Mail us the form
o         Call us
o         We will assign you an account number
o         Mail us your application
o         Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The Fund name
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if:
  o You have elected wire redemption privileges AND
  o Your redemption is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges
- See "By  Telephone")  Or
o Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges
o Call us with your request
o Provide the following information:
  o Your account number
  o Exact name(s) in which account is registered
  o Additional form of identification
o Redemption proceeds will be:
  o Mailed to you Or
  o Wired to you (if you have elected wire redemption privileges - See "By
    Wire")
AUTOMATICALLY
o Call or write us for an "Automatic Redemption" form
o Attach a voided check to your form
o Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES. You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form. The minimum amount that may be redeemed by wire is $10,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS. You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:


o    Sales of over $50,000 worth of shares
o    Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.

SMALL ACCOUNTS. If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value remains below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Fund reserves the right to make a redemption in kind. The Fund makes a redemption in kind when it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS. The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may sell your Fund shares and buy shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.


--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BY MAIL
o    Prepare a written request including:
o    Your name(s) and signature(s)
o    Your account number
o The names of the Fund from which you are exchanging and into which you are exchanging
o    The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o    Call us with your request
o    Provide the following information:
o    Your account number
o    Exact name(s) in which account is registered
o    Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.


OTHER INFORMATION

DISTRIBUTIONS


The Fund distributes its net investment income annually. Any net capital gain realized by the Fund is distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.


Distributions of net income or short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gain. Distributions also may be subject to certain state and local taxes.


If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Fund will mail reports containing information about the Fund's distributions during the year after December 31 of each year.


Consult your tax adviser about the Federal, state and local income tax consequences in your particular circumstances.

ORGANIZATION


The Trust is a Delaware business trust. The Fund is one of several series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by [Name of Auditor]. The Fund's financial statements and the auditor's report are included in the Annual Report, which is available upon request without charge.


                                                                              NINE MONTHS
                                                               YEAR ENDED       ENDED
                                                   YEAR ENDED    MARCH 31,   MARCH 31, 1997     YEAR          YEAR
                                                   MARCH 31,       1998                         ENDED         ENDED
                                                      1999                                  JUNE 30, 1996 JUNE 30, 1995

      Beginning Net Asset Value Per Share

                                                     $16.27      $12.84         $13.19        $11.60        $9.80


      Income from Investment Operations:
           Net Investment Income (Loss)               0.15        (0.07)         (0.11)        (0.12)        0.04(b)
           Net Realized and Unrealized Gain on

            Investments                               1.32         4.95           0.86          1.98         1.76
      Total from Investment Operations
                                                      1.47         4.88           0.75          1.86         1.80

      Less Distributions:
           From Net Investment Income                (0.18)          _             _              _             _
           From Net Realized Gain                    (0.98)       (1.45)         (1.10)        (0.27)           _
      Total Distributions
      Ending Net Asset Value                         $16.58       $16.27         $12.84        $13.19        $11.60
      Ratios to Average Net Assets:
        Expenses                                     2.42%         2.50%        2.50%(a)        2.50%         2.50%
        Expenses (gross)(b)                          2.42%         2.69%        3.38%(a)        3.25%         3.19%
       Net Investment Income (Loss)   Including
      Reimbursement/Waiver                           0.92%        (0.50)%      (1.09%)(a)      (0.98%)        0.41%

      Total Return                                   9.51%        39.88%         5.38%         16.22%        18.37%
      Portfolio Turnover Rate                        51.15%       57.37%         44.79%        93.55%        35.31%

      Net Assets at End of Period (000's omitted)
                                                    $22,014       $15,379       $10,289        $10,326       $8,474


 (a)  Annualized.
 (b) Reflects expense ration in the absence of fee waivers and expense reimbursements.


FOR MORE INFORMATION                                                                      LOGO

The following documents are available free upon request:

                                                                                AUSTIN GLOBAL EQUITY FUND
                        ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Fund's investments is available in the
                       Fund's annual and semi-annual
   reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.
 You can get a free copy of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                      Forum Shareholder Services, LLC
                               P.O. Box 446
                            Two Portland Square
                           Portland, Maine 04101
                               800-805-8285
                               207-879-0001


  You can  also  review  the  Fund's  SAI at the  Public  Reference  Room of the
  Securities and Exchange Commission.  You can get text-only copies, for a Forum
  Funds
               fee, by writing to or calling the following:                  P.O. Box 446
                                                                             Portland, Maine 04112
                           Public Reference Room                             800-754-8759
                    Securities and Exchange Commission                       207-879-0001

                        Washington, D.C. 20549-6009
                          Telephone: 800-SEC-0330


            Free copies are available from the SEC's Internet website
                             at http://www.sec.gov.




                   Investment Company Act File No.811-3023.

LOGO




                       OAK HALL SMALL CAP CONTRARIAN FUND


                                   PROSPECTUS


                                 AUGUST 1, 1999



           The Fund seeks capital appreciation by investing primarily investing in common stocks of domestic companies.





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY.................................        3

         PERFORMANCE.........................................        4

         FEE TABLES..........................................        6

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.........        8

         MANAGEMENT..........................................       11

         YOUR ACCOUNT........................................       14

                  How to Contact the Fund                           14
                  General Information                               14
                  Buying Shares                                     15
                  Selling Shares                                    17
                  Exchange Privileges                               18
                  Retirement Accounts                               19

         OTHER INFORMATION...................................       20

         FINANCIAL HIGHLIGHTS................................       21

RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE


Capital appreciation

PRINCIPAL INVESTMENT STRATEGY OF THE FUND
         [Margin callout:  CONCEPT TO UNDERSTAND

         MARKET CAPITALIZATION means the value of the company's common stock in the stock market.
         CONTRARIAN VALUE INVESTING means investing in companies that are temporarily out of favor or undiscovered, that have upside growth potential, and whose stock prices are low relative to comparable companies.] CONVERTIBLE SECURITY means a security such as preferred stock or bonds that may be converted into a specified number of shares of common stock.

Using a contrarian value-oriented approach, the Oak Hall Small Cap Contrarian Fund (the "Fund") invests primarily in common stock and convertible securities of domestic companies with small market capitalizations. A small capitalization company has a market capitalization of less than the largest stock in the Russell 2000 Index or $___ billion. The Russell 2000(R) Index is a market weighted index composed of 2000 companies with market capitalizations from $50 million to $___ billion.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS


You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of an investment in the Fund include the following:

     o    The stock market goes down o The demand for value stocks declines

     o The stock market continues to undervalue the stocks in the Fund's portfolios

     o The judgment of the Fund's investment adviser (the "Adviser") or the portfolio manager as to the underlying fundamentals and value of a stock proves to be wrong


WHO MAY WANT TO INVEST IN THE FUNDS


The Fund may be appropriate for you if you:


     o Are willing to tolerate significant changes in the value of their investment o
     o    Are pursuing a long-term goal
     o Are willing to accept higher short-term risk for higher potential long-term returns

The Funds may NOT be appropriate for you if you :


     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE


The return information in the charts provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years (or for the life of the Fund is shorter) compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated. Sales charges are not reflected in the chart and if reflected, the return would be less than shown.


Calendar Year            Average Annual Total Return
-------------            ---------------------------
1993                      42.09%
1994                     -11.62%
1995                       9.93%
1996                      17.19%
1997                      14.46%
1998                       4.79



For the period  January 1, 1999  through June 30,  1999,  the Fund's  return was
_____.

During the periods shown in the chart, the highest quarterly return was 23.12% (for the quarter ended March 31, 1998) and the lowest quarterly return was -25.18% (for the quarter ended September 30, 1998).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the Russell 2000 Index.

YEAR(S)                                       OAK HALL SMALL CAP CONTRARIAN
                                                           FUND                   RUSSELL 2000 INDEX
1 Year (1998)                                             4.79%                         -2.24%
5 Year (1994-1998)                                        6.43%                         11.46%
10 Year                                                    N/A                            N/A

The Russel 2000(R) Index is a market weighted index of 2,000 companies with market capitalizations from $162 million to $1 billion. The index is unmanaged and reflects the reinvestment of dividends. Unlike the performance figures of the Fund, the Index's performance does not reflect the effect of expenses.

FEE TABLES


The following tables describe the various fees and expenses that you will pay if you invest in the Fund.


           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                Maximum Sales Charge (Load) Imposed on Purchases                       None
                Maximum Deferred Sales Charge (Load)                                   None
                Maximum Sales Charge (Load) Imposed on Reinvested                      None
           Distributions
                Redemption Fee                                                         None
                Exchange Fee                                                           None
           Maximum Account Fee                                                          $0


           ANNUAL FUND  OPERATING  EXPENSES(1)(EXPENSES  THAT ARE DEDUCTED  FROM
           FUND ASSETS)
                Advisory fees                                                          0.75%
                Distribution (12b-1 fees)                                              None
                Other expenses                                                         2.89%
                Total annual fund operating expenses                                 3.64%(2)

     (1) Based on amounts incurred during the Fund's fiscal year ended March 31, 1999 stated as a percentage of assets.

     (2) The Adviser has voluntarily undertaken to waive a portion of its fees and assume certain expenses of the Fund to the extent that total annual fund operating expenses exceed 1.50% of net assets. This undertaking may be terminated by the Adviser at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in the Fund, a 5% annual return, the Fund's operating expenses remain the same as stated in the table above, reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

------------------- ----------------- ---------------- -----------------
      1 YEAR            3 YEARS           5 YEARS          10 YEARS
------------------- ----------------- ---------------- -----------------
------------------- ----------------- ---------------- -----------------
       $366              $1,114           $1,883            $3,897
------------------- ----------------- ---------------- -----------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.

INVESTMENT STRATEGIES
         [Margin callout:  CONCEPTS TO UNDERSTAND
         QUALITATIVE ANALYSIS is an analysis that evaluates important factors for their presence or absence but does not measure them precisely. QUANTITATIVE ANALYSIS is a mathematical analysis of factors. PRICE/EARNINGS RATIO the price of a stock divided by the company's earnings per share.


The Fund invests at least 65% of its total assets in a diversified portfolio of common stocks and convertible securities of domestic small capitalization companies that are temporarily out of favor or undiscovered, that have upside growth potential, and whose stock prices are low relative to comparable companies.

THE ADVISER'S PROCESS The Adviser selects individual stocks and does not try to predict when the stock market might rise or fall. The Adviser uses a combination of QUALITATIVE AND QUANTITATIVE ANALYSES to identify potential investments for the Fund. The Adviser identifies small capitalization value stocks based on the following QUANTITATIVE factors:


     o    30-40% price decline from its 3 or 5 year high
     o    Market value decline exceeding its estimated decline in earnings
     o    Valuation measurements such as PRICE/EARNINGS RATIOs
     o    Liquidity

The Adviser then conducts a QUALITATIVE ANALYSIS to isolate financially stable companies that are out of favor in the market but are otherwise leaders in their respective industries.

In the opinion of the Adviser, industry leaders include companies that offer their own products or services, control a significant percentage of their respective markets, or that are low cost producers. The Adviser's QUALITATIVE ANALYSIS of a prospective company includes extensive management interviews, company visits, and a review of the fundamental aspects of the company, its competitors, and suppliers. Fundamental attributes of a company include its balance sheet, income statement, and other basis economic and managerial data.

Typically, the Fund is fully invested in 35-40 different stocks. Each stock represents approximately 1-5% of the Fund's market value at the time of purchase. The Adviser sets a target price for each stock at the time of purchase. The target price is the price at which a stock may be sold even through there has been no change in change in the fundamental attributes of the company.

An important function of the Adviser is to set a price target, that is, the price at which the stock will be sold event though there has been no change in the fundamental attributes of the company. The Adviser constantly monitors the companies in the Fund's portfolio to determine if there have been any significant changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold.

INVESTMENT RISKS


GENERALLY There is no assurance that the Fund will achieve its investment goal. The Fund's net asset value and investment performance will fluctuate based upon changes in the value of its portfolio securities. An investment in the Fund is not by itself a complete or balanced investment program. The market value of securities in which the Fund invests are based upon the market's perception of value and is not necessarily an objective measure of a security's value.

SPECIFIC RISKS Because the Fund invests in value stocks, there is also the risk that the market will not recognize the intrinsic value of the stocks. There is also the risk that the Adviser's judgment as to the growth potential or value of a stock may prove to be wrong. Finally, a decline in investor demand for the stocks held by the Fund may also adversely affect the value of these securities.

Because the Fund's investment in smaller companies, an investment in the Fund may entail the following additional risks:


     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks
     o Analysts and other investors typically follow these companies less actively
     o    Information about these companies is not always readily available

     o Large portions of the securities are traded in the over-the-counter markets or on a regional securities exchange making them thinly traded and potentially more volatile

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. As a result, the net asset value of the Fund's shares of may exhibit a higher degree of volatility than the market averages.

YEAR 2000 Like other organizations around the world, the Fund could be adversely affected if the computer systems used by its various service providers (or the market in general) do not properly operate after January 1, 2000. The Fund is taking steps to address the Year 2000 issue with respect to the computer systems that they rely on. There can be no assurance, however, that these steps will be sufficient to avoid a temporary service disruption or any adverse impact on the Fund.


TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents such as high quality money market instruments. As a result, the Fund may be unable to achieve its investment objective.


MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (a mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.


THE ADVISER


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser is entitled to receive an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

Oak Hall(R) Capital Advisors, L.P., 122 East 42nd Street, 24th Floor, New York, New York 10168, serves as investment adviser to the Fund. The Adviser is a New York Corporation and is a wholly owned subsidiary of American Securities Holding Corporation ("ASHC"). ASHC is wholly owned by a trust, the beneficiaries of which are the William Rosenwald family.

As of the date of this Prospectus, the Adviser has approximately $___ billion of assets under managemnet.

PORTFOLIO MANAGERS

The  day-to-day  management  of the Fund is shared by Ed  Cimilluca  and John W.
Morosani.   Each  portfolio   manager's  business   experience  and  educational
background is as follows:


ED CIMILLUCA, Co-Chief Executive of the Adviser and Portfolio Manager of the Adviser. has been primarily responsible for the day-to-day management of the Fund's portfolio since January 1, 1997. Mr. Cimilucca has over twenty-five years of experience in the investment business and prior to his association with the Adviser, Mr. Cimilucca was Director of Research at J. & W. Seligman. Before that, Mr. Cimilucca was a Managing Director of Lehman Brothers, Inc.

JOHN W. MOROSANI, Co-Chief Executive of the Adviser and Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since January 1, 1997. Mr. Morosani has over twenty years of experience in the investment business and prior to his association with the Adviser, Mr. Morosani was Director of Research at J. & W. Seligman. Before that, Mr. Morosani was an associate Director at C.J. Lawrence, Inc.


OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provide services to the Fund. As of the date of this Prospectus, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC (the "Administrator") provides administrative services to the Fund, Forum Accounting Services, LLC (the "Accountant") is the Fund's accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is the Funds' transfer agent.


FUND EXPENSES


The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses not attributable to any particular series of the

Trust that are allocated among the various series. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or assume certain expenses of the Fund. Any waiver or expense reimbursement would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Adviser has undertaken to waive a portion of their fees and assume certain Fund expenses in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.50% or less of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be reduced or eliminated at any time.

YOUR ACCOUNT

HOW TO CONTACT THE FUND

Write to us at:
         Forum Funds
         P.O. Box 446
         Portland, ME  04112

Telephone us at:
         (207) 879-0001 or (800) 625-4255 (Toll Free)

E-Mail us at:
         www.oakhallfund.com

Wire investments (or ACH payments) to us at:

         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:

                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: Oak Hall Small Cap Contrarian Fund
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)

                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the public offering price next calculated after your transaction request is received in proper form by the Transfer Agent. The public offering price is the net asset value of a share (or
NAV) plus any applicable sales load (or minus any applicable sales load in the case of redemptions. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., your transaction will be priced at the time of the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday that the New York Stock Exchange is open. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value.

TRANSACTIONS THROUGH THIRD PARTIES When you invest through your adviser, a broker or other financial intermediary, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. For instance, a financial intermediary may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Your institution may also provide you with certain shareholder services such as periodic account statements summarizing your investment activity and trade confirmations. Consult a representative of your financial institution for further information.


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


         CHECK For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Oak Hall Small Cap Contrarian Fund" or to one or more owners of the account and endorsed to "Oak Hall Small Cap Contrarian Fund." For all other accounts, the check must be made payable on its face to "Oak Hall Small Cap Contrarian Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers checks).


         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRE Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS The Fund accepts payments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------

           Standard Account                               $10,000                    $5,000
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts               $2,000                     $250
           -------------------------------------- ------------------------- --------------------------
           Accounts With Automatic                            -                       $250
           Investments-Plans

           -------------------------------------- ------------------------- --------------------------


ACCOUNT REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts. Joint accounts have two or more          the account.
owners (tenants).

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o    Depending on state laws,  you can set up a custodial
These  custodial  accounts  provide a way to give money           account  under the Uniform Gift to Minors
to a child.  An  individual  can give up to                       Act or the  Uniform  Transfers  to Minors  Act
$10,000 a year per  child  without paying Federal gift tax.  o    The trustee must sign instructions in a manner
                                                                  indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

CORPORATIONS AND PARTNERSHIPS                                o    For corporations, provide a corporate
                                                                  resolution signed by an authorized person with a
                                                                  signature guarantee
                                                             o    For partnerships, provide a certification for
                                                                  a partnership agreement, or the pages from the
                                                                  partnership agreement that identify the general
                                                                  partners

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES
------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o         Call or write us for an account application        o         Fill out an investment slip from a
o         Complete the application                                     confirmation or statement OR write us a letter
o         Mail us your application and a check               o         Write your account number on your check.
                                                             o         Mail us the slip (or your letter) and a check
BY WIRE
o         Call or write us for an account application         BY WIRE
o         Complete the application                            o         Call to notify us of your incoming wire
o         Call us and we will assigned you an account number  o         Instruct your bank to wire your money to us
o         Mail us your application
o         Instruct your bank to wire your money to us

BY ACH PAYMENT
o         Call or write us for an account application         BY AUTOMATIC INVESTMENT
o         Complete the application                            o         Call or write us for an "Automatic Investment
o         Call us and we will assigned you an account number            Plan" form
o         Mail us your application                            o         Complete the form
o         Make an ACH payment                                 o         Attach a voided check to your form
                                                              o         Mail us the form
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENT You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or their operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).


CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES


The Fund processes redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds
o    Obtain a signature guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and documentation
BY WIRE
o    Wire redemptions are only available if:
     o    You have elected wire redemption privileges AND
     o    Your redemption is for $10,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o    Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges.
o    Call us with your request
o    Provide the following information:
     o     Your account number
     o     Exact name(s) in which account is registered
     o     Additional form of identification
o    Redemption proceeds will be:
     o     Mailed to you Or
     o Wired to you (if you have elected wire redemption privileges - See "By Wire")
AUTOMATICALLY
o    Call or write us for an "Automatic Redemption" form
o    Attach a voided check to your form
o    Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form.

The minimum amount that may be redeemed by wire is $10,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value remains below $1,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserve the right to make a redemption in kind. The Fund makes a redemption in kind when it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.


--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o The name of the Fund from which you are exchanging and into which you are exchanging
     o    The  dollar  amount  or  number  of  shares  you want to sell (and exchange)
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o    Call us with your request
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS


The Fund distributes its net investment income annually. Any net capital gain realized by the Fund is distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.


Distributions of net income or short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gain.

If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund will mail reports containing information about the Fund's distributions during the year after December 31 of each year.

Consult your tax adviser about the Federal, state and local income tax consequences in your particular circumstances.


ORGANIZATION


The Trust is a Delaware business trust. The Fund is only one of several series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to a specific series (such as approval of an advisory agreement for a Fund.) From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by [Name of Independent Auditor]. The Fund's financial statements and the auditor's report are included in the Annual Report which is available upon request, without charge.


                                                                          NINE MONTHS
                                                           YEAR ENDED       ENDED
                                              YEAR ENDED     MARCH 31,   MARCH 31, 1997    YEAR       YEAR ENDED
                                               MARCH 31,       1998                        ENDED    JUNE 30, 1995
                                                 1999                                    JUNE 30,
                                                                                           1996

Beginning Net Asset Value Per Share             $20.66        $13.80         $13.61       $11.33        $12.55
Income From Investment Operations:
  Net Investment Income (Loss)                  (0.11)        (0.24)         (0.15)      (0.32)(a)    (0.03)(a)
  Net Realized and Unrealized Gain (Loss)
   on Investments                               (4.50)         7.10           0.34        2.60        (0.10)

 Total from Investment Operations               (4.61)         6.86           0.19         2.28         (0.13)
Less Distributions:
  From Net Realized Capital Gain                (0.10)           -             -             -          (1.09)
Ending Net Asset Value                          $15.95        $20.66         $13.80       $13.61        $11.33
Ratios to Average Net Assets:
  Expenses                                       1.50%       1.93%(e)       2.00%(b)       2.00%        2.00%
  Expenses (gross) (c)                           3.64%         2.96%        2.93%(b)       2.44%          -
  Net Investment Income (Loss) Including        (0.56%)       (1.29)%      (1.13%)(b)     (1.14%)      (0.23%)
Reimbursement/Waiver
Total Return                                   (22.30%)       49.71%         1.40%        20.12%       (1.07%)
Portfolio Turnover Rate                         118.40%       100.61%        95.05%       157.01%      115.33%
Net Assets at End of Period (000's omitted)
                                                $4,067        $7,208         $7,310       $12,257      $16,399



(a)  Calculated using the weighted average shares outstanding.
(b)  Annualized.
(c)  Reflects   expense  ratio  in  the  absence  of  fee  waivers  and  expense reimbursements.


FOR MORE INFORMATION                                                                      LOGO

The following documents are available free upon request:

                                                                              OAK HALL SMALL CAP CONTRARIAN
                        ANNUAL/SEMI-ANNUAL REPORTS                                        FUND
  Additional information about the Fund's investments is available in the
   Fund's annual and semi-annual reports to shareholders. In the Fund's annual  report,  you will  find a  discussion  of the  market  conditions  and investment strategies that significantly affected the Fund's performance during their last fiscal year.

                STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

    You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting your broker or the Fund at:

                                Forum Funds
                            Two Portland Square
                           Portland, Maine 04101
                               800-625-4255
                               207-879-0001


  You can also review the Fund's reports and SAI at the Public Reference
   Room of the Securities and Exchange Commission. You can get text-only copies, for a fee, by writing to or calling the following:

                           Public Reference Room
                    Securities and Exchange Commission
                        Washington, D.C. 20549-6009                          Forum Funds
                          Telephone: 800-SEC-0330                            P.O. Box 446
                                                                             Portland, ME 04112
    Free copies are available from the Commission's Internet website at      800-625-4255
                            http://www.sec.gov.                              207-879-0001


                    Investment Company Act File No. 811-3023.

                                    Web Site:
                               www.oakhallfund.com



LOGO







                                   PROSPECTUS


                                 AUGUST 1, 1999


                              INVESTORS GROWTH FUND




The Fund seeks to provide long-term capital appreciation by investing primarily in a portfolio of the common stock of companies domiciled in the United States.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY..................................

         PERFORMANCE..........................................

         FEE TABLES...........................................

         INVESTMENT OBJECTIVE, STRATEGIES AND RISKS...........

         MANAGEMENT...........................................

         YOUR ACCOUNT.........................................


                  How to Contact the Fund
                  General Information
                  Buying Shares
                  Selling Shares
                  Sales Charges
                  Exchange Privileges
                  Retirement Accounts


         OTHER INFORMATION....................................

         FINANCIAL HIGHLIGHTS.................................

RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE


Long-term capital appreciation

PRINCIPAL INVESTMENT STRATEGIES
         [Margin callout: CONCEPTS TO UNDERSTAND


         COMMON STOCK means an equity or ownership interest in a company.

         GROWTH COMPANY means stock of a company that has exhibited faster than average gains in earnings over the past few years and are expected to continue to show high levels of profit growth in the future.

         VALUE COMPANY means stock of a company whose price is low relative to comparable companies.]

Investors Growth Fund (the "Fund") invests primarily in a diversified portfolio of common stock of domestic growth and value companies.


PRINCIPAL RISKS OF INVESTING IN THE FUND


You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund include the following:

     o    The stock market goes down.
     o    The demand for growth or value stocks declines

     o The stock market continues to undervalue the stocks in the Fund's portfolio.

     o The judgement of the Fund's investment adviser (the Adviser's) or portfolio manager as to the underlying fundamentals and values of a stock proves to be wrong.


WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment
     o    Are pursuing a long-term goal
     o Are willing to accept higher short-term risk for higher potential long-term return

The Fund may NOT be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries
     o    Need regular income or stability of principal
     o    Are pursuing a short-term goal or investing emergency reserves

PERFORMANCE


The return information in the table provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years (or for the life of the Fund if shorter) compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for the only full calendar year that the Fund has operated. Sales charges are not reflected in the chart and if reflected, the return would be less than shown.


                     [EDGAR REPRESENTATION OF GRAPH CHART]


Calendar Year            Average Annual Total Return
-------------            ---------------------------
1998                     16.66%


The year -to-date total return as of June 30, 1999 was ___%.

During the period shown in the chart, the highest quarterly return was 16.96% (for the quarter ended December 31, 1998) and the lowest quarterly return was -10.18% (for the quarter ended September 30, 1998).

The following table compares the Fund's average annual total return as of December 31, 1998 to the S&P 500 Index.

                                                               INVESTORS GROWTH
           YEAR(S)                                                  FUND                        S&P 500 INDEX
           1  Year                                                 16.66%                           28.58%
           5  Years                                                 N/A
           10 Years                                                 N/A



The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index. Unlike the performance figures of Investors Growth Fund, the Index's performance does not reflect the effect of expenses.

FEE TABLES


The following tables describe the various gross fees and expenses that you will pay if you invest in the Fund.

           SHAREHOLDER FEES (FEES PAID  DIRECTLY FROM YOUR  INVESTMENT)
                Maximum Sales Charge (Load) Imposed on Purchases (as a
                Percentage of the offering price                                       4.00%
                Maximum Deferred Sales Charge (Load)                                   1.00%
                Maximum Sales Charge (Load) Imposed on Reinvested Distributions        None
                Redemption Fee                                                         None
                Exchange Fee                                                           None
                Maximum Account Fee                                                      $0(1)


         (1) IRA accounts pay an annual $10 maintenance fee.

           ANNUAL FUND  OPERATING  EXPENSES(1)  (EXPENSES THAT ARE DEDUCTED FROM
           FUND ASSETS)

                Management fees                                                        0.65%
                Distribution (12b-1) fees                                              None
                Other expenses                                                         0.79%
                Total annual fund operating expenses                                 1.44%(2)

     (1)  Based on amounts  incurred  during the Fund's  fiscal year ended March
          31, 1999 stated as a percentage of assets.
     (2) Some of the Fund's service providers have voluntarily waived a portion of their fees so that total annual fund expenses actually were 1.10%.
          Fee waivers may be reduced or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund, then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain the same, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

---------------------- ---------------------- -------------------- -------------------
    After 1 year           After 3 years         After 5 years       After 10 years
---------------------- ---------------------- -------------------- -------------------
        $541                   $837                 $1,155               $2,055
---------------------- ---------------------- -------------------- -------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE


Long-term capital appreciation.


INVESTMENT STRATEGIES
         [Margin callout: CONCEPTS TO UNDERSTAND

         PREFERRED STOCK is stock that has a preference over common stock to the company's dividends (and thus greater potential for income) and whose value generally fluctuates less than common stock. CONVERTIBLE SECURITY is a security such as preferred stock or bonds that may be converted into a specified number of shares of common stock. WARRANT is an option to purchase an equity security at a specified price at any time during the warrant's life.]

The Fund invests at least 65% of its total assets in a diversified portfolio of common stock of domestic companies that possess above average growth potential or that possess value not yet fully reflected in the market price of the companies' shares.

The Fund may invest in other types of securities. These securities include preferred stock, convertible securities and warrants.

THE ADVISER'S PROCESS The Adviser may invest in companies that have performed well in the recent past as well as those that have not, but have the potential for doing so in the future. The Adviser utilizes fundamental analysis and valuation measures, and technical analysis to determine those companies whose shares are attractive for purchase. In evaluating companies, the Adviser considers the:

o         Company's historical growth rate and return on capital
o         Company's expected future growth rate and return on capital
o         Company's financial condition
o         Company's industry and competitive position in the industry
o         Quality of the company's management

The Adviser constantly monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the company that prompted the initial purchase of its stock. The Adviser may sell a stock if:

     o A more attractively priced stock is found or if funds are needed for other purposes
     o    The underlying company experiences negative internal developments
     o    The underlying company experiences a decline in financial condition
     o    The   underlying   company   experiences  a  significant   erosion  in
          profitability, earnings, or cash flow
     o    The security is overvalued compared to its fundamentals
     o    It is oversized compared to other holdings


INVESTMENT RISKS


GENERALLY There is no assurance that the Fund will achieve its investment goal. The Fund's net asset value and investment performance will fluctuate based upon changes in the value of its portfolio securities. An investment in the Fund is not by itself a complete or balanced investment program. The market value of securities in which the Fund invests are based upon the market's perception of value and is not necessarily an objective measure of a security's value.

SPECIFIC RISKS Because the Fund invests in growth and value stocks, there is also the risk that the market will not recognize the intrinsic value of the stocks. There is also the risk that the Adviser's judgment as to the growth potential or value of a stock may prove to be wrong. Finally, a decline in investor demand for the stocks held by the Fund may also adversely affect the value of these securities.

YEAR 2000 Certain computer systems may not process date-related information properly on and after January 1, 2000. The Adviser is addressing this matter for its systems. The Fund's other service providers have informed the Fund that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invest and, therefore, could lower the value of your shares.

TEMPORARY DEFENSIVE MEASURES The Fund may invest a portion of its assets in cash and cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in these instruments. As a result, the Fund may be unable to achieve its investment objective.


MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (a mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI")..

THE ADVISER


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser is entitled to receives an advisory fee at an annual rate of 0.65% of the average daily net assets of the Fund.

Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Fund. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board. As of the date of this Prospectus, the Adviser has approximately [___] billion of assets under management.


PORTFOLIO MANAGER


MARK D. KAPLAN, Director and Senior Portfolio Manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception on December 12, 1997. Mr. Kaplan has over fifteen years of experience in the investment industry and prior to his association with the Adviser in September 1995, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co., an investment advisory and trust services company. Mr. Kaplan is a CFA and has a Masters in Business Administration degree from Boston University.


OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provide services to the Fund. As of the date of this Prospectus, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $___ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.

Forum Administrative Services, LLC (the "Administrator) provides administrative services to the Fund, Forum Accounting Services, LLC (the "Accountant") is the Fund's accountant, and Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent.

FUND EXPENSES


The Fund pays for all of its expenses. The Fund's expenses are comprised of expenses attributable to the Fund as well as expenses not attributable to any particular series of the Trust that are allocated among the various series. The Adviser or other service providers may voluntarily waive all or any portion of their fees and assume certain expenses of the Fund. Any waiver or expense reimbursement would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Administrator and the Transfer Agent have undertaken to waive a portion of their fees in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.10% or less of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be reduced or eliminated at any time.


YOUR ACCOUNT

[Margin call out:  HOW TO CONTACT THE FUND


Write to us at:
         Forum Funds
         P.O. Box 466

         Two Portland Square
         Portland, Maine 04112

Telephone us at:
         (800) 94FORUM or (800) 943-6786 (Toll Free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: Investors Growth Fund
                  (Your Name goes on this line)
                  (Your Account Number goes on this line)
                  (Your Social Security number or tax identification number goes on this line)]

GENERAL INFORMATION


You may purchase or sell (redeem) shares at the public offering price next calculated after your transaction request is received in proper form by the Transfer Agent. The public offering price is the net asset value of a share (or
NAV) plus any applicable
sales load (or minus any applicable sales load in the case of redemptions). For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., your transaction will be priced at the time of the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.


If you purchase shares directly from the Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.


The Fund reserves the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday that the New York Stock Exchange is open. The time at which NAV is calculated may change in case of an emergency or if the Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Fund values securities at fair value.

TRANSACTIONS THROUGH THIRD PARTIES When you invest through your adviser, a broker or other financial intermediary, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. For instance, a financial intermediary may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Your institution may also provide you with certain shareholder services such as periodic account statements summarizing your investment activity and trade confirmations. Consult a representative of your financial institution for further information.


        BUYING SHARES

        HOW TO MAKE PAYMENTS  All investments
        must be in U.S. dollars and checks must
        be drawn on U.S. banks.

                 CHECK For individual or Uniform Gift to Minors Act ("UGMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers checks).

                 ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

                 WIRE Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

        MINIMUM INVESTMENTS The Fund accepts payments in the following minimum amounts:

                                                 -------------------------- ----------------------------
                                                      MINIMUM INITIAL           MINIMUM ADDITIONAL
                                                        INVESTMENT                  INVESTMENT
------------------------------------------------ -------------------------- ----------------------------

Standard Account                                          $2,000                       $250

------------------------------------------------ -------------------------- ----------------------------
Traditional and Roth IRA Accounts                         $1,000                       $250
------------------------------------------------ -------------------------- ----------------------------

Accounts With Automatic Investment Plans                     -                         $250

------------------------------------------------ -------------------------- ----------------------------


ACCOUNT REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts. Joint accounts                           the account
have two or more  owners (tenants)

------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                   o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child.  An individual can give up to $10,000 a year per           Act or the Uniform Transfers to Minors Act.
child without paying Federal gift tax.                       o    The trustee must sign instructions in a manner
                                                                  indicating trustee capacity.
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o    For corporations, provide a corporate
                                                                  resolution signed by an authorized person with a
                                                                  signature guarantee
                                                             o    For partnerships, provide a certification for
                                                                  a partnership agreement, or the pages from the
                                                                  partnership agreement that identify the general
                                                                  partners
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o         The trust must be established before an
                                                                  account can be opened
                                                             o         Provide a certification for trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees
------------------------------------------------------------ ---------------------------------------------------------


INVESTMENT PROCEDURES
------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o    Call or write us for an account application             o   Fill out an investment slip from a
o    Complete the application                                    confirmation or statement or write us a letter
o    Mail us your application and a check                    o   Write your account number on your check.
                                                             o   Mail us the slip (or your letter) and the check
BY WIRE
o    Call or write us for an account application             BY WIRE
o    Complete the application                                o   Call to notify us of your incoming wire
o    Call us                                                 o   Instruct your bank to wire your money to us
o    You will be assigned an account number
o    Mail us your application                                BY AUTOMATIC INVESTMENT
o    Instruct your bank to wire your money to us             o   Call or write us for an "Automatic Investment
                                                                 Plan" form
BY ACH PAYMENT                                               o   Complete the form
o    Call or write us for an account application             o   Attach a voided check to your form
o    Complete the application                                o   Mail us the form
o    Call us
o    We will assign you an account number
o    Mail us your application
o    Make an ACH payment
------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   The Fund name
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the redemption proceeds
o   Obtain a signature guarantee (if required)
o   Obtain other documentation (if required)
o   Mail us your request and documentation
BY WIRE
o   Wire redemptions are only available if:
    o   You have elected wire redemption privileges AND
    o   Your redemption is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone redemptions are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
o   Redemption proceeds will be:
    o   Mailed to you Or
    o Wired to you (if you have elected wire redemption privileges - See "By Wire")
AUTOMATICALLY
o   Call or write us for an "Automatic Redemption" form
o   Attach a voided check to your form
o   Mail us your form
--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES You may only redeem your shares by telephone if you elect telephone redemption privileges on your account application or by completing a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may only redeem your shares by wire if you elect wire redemption privileges on your account application or by completing a separate form. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTIONS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic redemptions must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone redemption or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value remain below $1,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.


REDEMPTIONS IN KIND The Fund reserves the right to make a redemption in kind. The Fund makes a redemption in kind when it pays redemption proceeds in portfolio securities rather than cash. A redemption in kind usually occurs if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.


SALES CHARGES
PURCHASES A sales charge is assessed on purchases of shares as follows:


                         SALES CHARGE (LOAD)
                               AS % OF

                    -------------------------------

                                                          PUBLIC
                                                      OFFERING PRICE         NET ASSET          REALLOWANCE
        AMOUNT OF PURCHASE                            --------------          VALUE*            -----------
        ------------------                                                    ------
        $0-$49,999                                         4.00                4.17                3.50
        $50,000 to $99,999                                 3.50                3.63                3.00
        $100,000 to $249,999                               3.00                3.09                2.50
        $250,000 to $499,999                               2.50                2.56                2.10
        $500,000 to $999,999                               2.00                2.04                1.70
        $1,000,000 and up                                  0.00                0.00                1.00

         * Rounded to the nearest one-hundredth percent.

The commission paid to the distributor is the sales charge less the Reallowance paid to certain financial institutions purchasing shares as principal or agent. Normally, reallownances are paid as indicated in th e above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (1) the provision of travel arrangements and lodging,
(2) tickets for entertainment events and (3) merchandise.

REDEMPTIONS A contingent deferred sales charge is assessed on redemptions of shares that were part of a purchase of $1 million or more. The sales charge is assessed as follows: (1) 1.00% of the amount redeemed of the shares are redeemed after one year, but within two years of their purchase. The charge is paid on the lower of the value of shares redeemed or the cost of the shares.

REDUCED SALES CHARGES You may qualify for a reduced sales charge on Fund purchases under rights of accumulation or a letter of intent. If you qualify for RIGHTS OF ACCUMULATION ("ROA"), the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous Fund Business Day) of shares that you already hold. To qualify for ROA on a purchase, you must inform the transfer agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a written Letter of Intent ("LOI"), which expresses your intent to invest $100,000 or more in a Fund within a period of 13 months. Each purchase of shares under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. You are not bound by an LOI.

ELIMINATION OF SALES CHARGES No sales charge is assessed on the reinvestment of Fund distributions. No sales charge is assessed on purchases made for investment purposes by:

o any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
o any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
o any registered investment adviser which is acting on behalf of its fiduciary customer accounts and for which it provides additional investment advisory services
o any broker-dealer with whom the distributor has entered into a Processing Organization Agreement and a Fee-Based or Wrap Account Agreement and which is acting on behalf of its fee-based program clients
o Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
o persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program, (see "Exchange Privileges" below) and
o employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o The names of the Fund from which you are exchanging and into which you are exchanging
    o   The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.


OTHER INFORMATION

DISTRIBUTIONS


The Fund distributes its net investment income annually. Any net capital gain realized by the Fund is distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.


Distributions of net income or short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gain. Distributions also may be subject to certain state and local taxes.


If you buy shares just before the Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Fund will mail reports containing information about the Fund's distributions during the year after December 31 of each year.


Consult your tax adviser about the Federal, state and local income tax consequences in your particular circumstances.

ORGANIZATION


The Trust is a Delaware. The Fund is one of several series of the Trust. Shareholders' meetings are not anticipated except if required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by [Name of Independent Auditor]. The Fund's financial statements and the auditor's report are included in the Annual Report which is available upon request, without charge.


                                                                        Year Ended            Year Ended
                                                                      March 31,1999        March 31,1998(a)
                                                                  --------------------- ---------------------


Beginning Net Asset Value Per Share                                       $11.35                $10.00
Income from Investment Operations:

  Net Investment Income                                                    0.06                  0.03
  Net Realized and Unrealized Gain on Investments                          0.61                  1.32

Total from Investment Operations                                           0.67                  1.35
Less Distributions:
  From Net Investment Income                                              (0.09)                   -
  From Net Realized Capital Gain                                          (0.33)                   -
Total Distributions                                                       (0.42)                   -
Ending Net Asset Value                                                    $11.60                $11.35

Ratios to Average Net Assets:

  Expenses                                                                 1.10%               1.10%(b)
  Expenses (gross) (c)                                                     1.44%               1.56%(b)
  Net Investment Income (Loss) Including Reimbursement/Waiver              0.51%               0.96%(b)
Total Return(d)                                                            6.25%                13.50%
Portfolio Turnover Rate                                                   15.09%                 0.00%
Net Assets at End of Period (000's omitted)                               $29,107               $33,899


(a) The Fund commenced operations on December 12, 1997.
(b) Annualized.
(c) Reflects expense ratio in the absence of fee waivers and expense reimbursements.
(d) Does not include sales charges.




FOR MORE INFORMATION                                                                      LOGO

The following documents are available free upon request:

                                                                                  INVESTORS GROWTH FUND
                        ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Fund's investments is available in the
                       Fund's annual and semi-annual
   Reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.
 You can get a free copy of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                      Forum Shareholder Services, LLC
                            Two Portland Square
                           Portland, Maine 04112
                               800-943-6786
                                800-94FORUM
                               207-879-0001


  You can  also  review  the  Fund's  SAI at the  Public  Reference  Room of the
  Securities and Exchange Commission.  You can get text-only copies, for a Forum
  Funds
               fee, by writing to or calling the following:                  P.O. Box 446

                                                                             Two Portland Square
                           Public Reference Room                             Portland, Maine 04101
                    Securities and Exchange Commission                       800-943-6786
                        Washington, D.C. 20549-6009                          800-94FORUM
                          Telephone: 800-SEC-0330                            207-879-0001


            Free copies are available from the SEC's Internet website
                             at http://www.sec.gov.




               Investment Company Act File No. 811-3023.



                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 1999




                         INVESTORS HIGH GRADE BOND FUND
                               INVESTORS BOND FUND
                               TAXSAVER BOND FUND
                            MAINE MUNICIPAL BOND FUND
                             NEW HAMPSHIRE BOND FUND


INVESTMENT ADVISER:


         Forum Investment Advisers, LLC
         Two Portland Square
         Portland, Maine 04101

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (207) 879-0001
         (800) 94FORUM
         (800) 943-6786

This Statement of Additional Information (the "SAI") supplements the Prospectuses dated August 1, 1999, as may be amended from time to time, offering shares of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, and New Hampshire Bond Fund (the "Funds"), five separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus applicable to each Fund. You may obtain any Prospectus relating to a Fund without charge by contacting Forum Shareholder Services at the address or telephone number listed above.

Financial Statements for the Funds for the year ended March 31, 1999, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.



                                TABLE OF CONTENTS

         Glossary ...............................................................................1
1.       Investment Policies and Risks...........................................................
2.       Certain Information About the State of Maine and New Hampshire..........................
3.       Investment Limitations..................................................................
4.       Performance Data and Advertising........................................................
5.       Management..............................................................................
6.       Portfolio Transactions..................................................................
7.       Additional Purchase and Redemption Information..........................................
8.       Taxation ...............................................................................
9.       Other Matters...........................................................................
Appendix A - Description of Securities Ratings...................................................A-1
Appendix B - Miscellaneous Tables................................................................B-1
Appendix C - Performance Data....................................................................C-1
Appendix D - Advertising Matters.................................................................D-1


GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Adviser" means Forum Investment Advisers, LLC.

         "Board" means the Board of Trustees of the Trust.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, the administrator of each Fund.

         "Fitch" means Fitch IBCA, Inc.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of each Fund's shares.

         "Fund"   means each of the  separate  series of the Trust to which this
          SAI relates as identified on the cover page.

         "Moody's" means Moody's Investors Service.

         "NRSRO" means a nationally recognized statistical rating organization.

         "NAV" means net asset value per share.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of each Fund.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                           1. INVESTMENT POLICIES AND RISKS

Investors High Grade Bond Fund is a diversified series of the Trust, and each of Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, and New
Hampshire Bond Fund is a non-diversified series of the Trust. This section discusses in greater detail than the Prospectus certain of the investments the Funds may make. A Fund will make only those investments described below that are in accordance with its investment objectives and policies.

A.       SECURITY RATINGS INFORMATION

A Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, Investors High Grade Bond Fund may only invest in debt securities that are considered high grade while each other Fund primarily invests in debt securities considered to be investment grade. High grade means rated in the top three long-term rating categories by an NRSRO. Investment grade means rated in the top four long-term rating categories, or unrated and determined by the Adviser to be of comparable quality. Investors Bond Fund may invest up to 10% of its assets, TaxSaver Bond Fund may invest up to 25% of its assets, and Maine Municipal Bond Fund and New Hampshire Bond Fund may each invest up to 20% of their assets in securities rated below investment grade. Non-investment grade securities (commonly known as "junk bonds") have significant speculative characteristics and generally involve greater volatility of price than investment grade securities.

The lowest ratings that are high grade for corporate bonds are "A" in the case of Moody's, S&P and Fitch. The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch. Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       FIXED INCOME INVESTMENTS

1.       GENERAL

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (e.g., mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (e.g., Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (e.g., Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it is not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

MORTGAGE-RELATED SECURITIES. The Funds may invest in mortgage-related securities. Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-RELATED SECURITIES. The principal issuers or guarantors of mortgage-related securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal,  and  FHMLC  guarantees  timely  payment  of  interest  and  ultimate collection of principal of its pass-through securities. Mortgage-related securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-related securities is smaller and less liquid than the market for mortgage-related securities issued by U.S. government issuers.

STRIPPED MORTGAGE-RELATED SECURITIES. Stripped mortgage-related securities are multi-class mortgage-related securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-related securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are multiple-class debt obligations that are fully collateralized by mortgage-related pass-through securities or by pools of mortgages ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.

Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-related securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

ASSET-BACKED SECURITIES. Asset-backed securities, which have structural characteristics similar to mortgage-related securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Asset-backed securities have structures and characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

MUNICIPAL SECURITIES. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise tax or other specific revenue source but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Muncipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

VARIABLE AND FLOATING RATE SECURITIES. Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

STAND-BY COMMITMENTS. A stand-by commitment is the rights to resell a security to the seller at an agreed upon price or yield within a specified period prior to its maturity date. Securities with a stand-by commitment are generally more expensive if the same securities were without the commitment. Stand-by commitments allow a Fund to invest in a security while preserving its liquidity to meet unanticipated redemptions. A Fund will enter into stand-by commitments only with banks or municipal security dealers that the Adviser believes have minimal credit risk. The value of a stand-by commitment is dependent on the ability of the writer to meet its repurchase obligation.

PARTICIPATION INTERESTS. Participation interests are interests in loans or securities in which a Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or security determined by the Fund's investment. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Portfolio may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

2.       RISKS

GENERAL. The market value of the interest-bearing fixed income securities held by the Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in a Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Funds may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK. The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund will generally buy debt securities that are rated in the top four long-term rating categories by an NRSRO or in the top two short-term rating categories by an NRSRO. Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix B. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

Each Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Each Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

MORTGAGE-RELATED SECURITIES. The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize mortgage-related securities depends in part upon the ability of the Advisers to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Funds, to the extent they retain the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates then those of their previous investments. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, reducing their sensitivity to changes in market interest rates. To the extent that the Funds purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-related securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Funds will not pay any additional fees for credit enhancements for mortgage-related securities, although the credit enhancement may increase the costs of the mortgage-related securities.

ASSET-BACKED SECURITIES. Like mortgages underlying mortgage-related securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

NON-INVESTMENT GRADE SECURITIES. Each Fund except Investors High Grade Bond Fund may invest in securities rated below the fourth highest rating category by an NRSRO or which are unrated and judged by the Adviser to be comparable quality. Such high risk securities (commonly referred to as "junk bonds") are not considered to be investment grade and have speculative or predominantly speculative characteristics. Non-investment grade, high risk securities provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These lower rated securities involve greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of lower rated securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates.

C.       TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.


D.       OPTIONS AND FUTURES

1.       GENERAL

The Funds do not currently invest in options and futures contracts. In the future, each Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing options and writing (i.e., selling) covered options. Each Fund may purchase or write options on securities in which it invests and on any securities index based in whole or in part on securities in which it may invest.

The Funds may buy and sell interest rate futures contracts on Treasury bills, Treasury bonds and on other financial instruments. TaxSaver Bond Fund may also purchase and sell municipal bond index futures contracts. The Funds may write put and call options and purchase options on permissible futures contracts.
The Funds may only invest in options traded on an exchange or in an over-the-counter market.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell sescurity, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES

The Fund will not hedge more than 30% of its total assets by selling futures contracts, buying put options and writing call options. In addition, the Fund will not buy futures contracts or write put options whose underlying value exceed 5% of the Funds total assets. The Fund will also not purchase call options if the underlying value of all such options would exceed 5% of the Fund's total assets. The Fund will not enter into futures contracts and options, if immediately thereafter, more than 5% of the Fund's total assets would be in vested in these options or committed to margin on futures contracts.

4.       RISKS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's

E.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

F.       REPURCHASE AGREEMENTS

1.       GENERAL

Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, each Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

3.       RISKS

Repurchase Agreements involves credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty

G.       LEVERAGE TRANSACTIONS

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery or forward commitment basis and the use of swaps and related agreements are transactions that result in leverage. The Funds use these investment techniques only when the Advisers believe that the leveraging and the returns available to the Funds from investing the cash will provide investors a potentially higher return.

1.       BORROWING

Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. Each Fund may borrow money for any other purpose so long as such borrowings to not exceed 10% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowings 10% or more of the Fund's total assets.

Each Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which a Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of a Fund 's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per unit. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

2.       SECURITIES LENDING

As a fundamental policy, each Fund may lend portfolio securities in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

3.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Funds may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

4.       SWAPS, CAPS FLOORS AND COLLARS

Investors Bond Fund and TaxSaver Bond Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

A Fund will enter into these transactions primarily to preserve a return or a spread on a particular investment or portion of its portfolio or to protect against any interest rate fluctuations or increase in the price of securities it anticipates purchasing at a later date. A Fund use these transactions as a hedge and not as a speculative investment, and will enter into the transactions in order to shift the Fund's investment exposure from one type of investment to another.

The use of interest rate protection transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser incorrectly forecasts market values, interest rates and other applicable factors, there may be considerable impact on a Fund's performance. Even if the Advisers are correct in their forecasts, there is a risk that the transaction may correlate imperfectly with the price of the asset or liability being hedged.

4.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.


     2. CERTAIN INFORMATION CONCERNING THE STATES OF MAINE AND NEW HAMPSHIRE

STATE OF MAINE

Material in this section has been compiled from numerous sources including "The Maine Economy: Year-End Review and Outlook, 1997" prepared and published by the Economics Division of the Maine State Planning Office; "State of Maine, General Fund Budget, Revenue and Economic Data, May 13, 1998;" and "State of Maine Presentation to Moody's Investors Service, Standard and Poors, and Fitch Investors Service, Inc., May 13, 1998." In addition, certain information was obtained from the Preliminary Official Statement of the State of Maine dated May 17, 1999 and published in connection with the proposed issuance on June 22, 1999 of $71,285,000 State of Maine general obligation bonds dated June 1, 1999. Other information concerning Maine budgetary matters was obtained from official legislative documents, the Office of the Commissioner of the Maine Department of Administrative and Financial Services, the Office of the Treasurer of the State of Maine, the Bureau of the Budget of the Maine Department of Administrative and Financial Services, the Office of Fiscal and Program Review of the Maine Legislature, the Maine State Planning Office, and the Maine State Retirement

System. The most recent information concerning credit ratings on debt issued by or on behalf of the State of Maine and its subordinate agencies was obtained from credit reports for the State of Maine published by S&P on June 5, 1998, by Moody's on June 5, 1998, and by Fitch on June 8, 1998, and restated by Fleet Securities, Portland, Maine as part of the issuance of $5,725,000 State of Maine bond anticipation notes dated August 26, 1998 and maturing January 21, 1999, and $33,695,000 State of Maine bond anticipation notes dated January 21, 1999 and maturing June 23, 1999.

Although the information derived from the above sources is believed to be accurate, none of the information obtained from these sources has been verified independently. While the following summarizes the most current information available from the above sources, it does not reflect economic conditions or developments which may have occurred or trends which may have materialized since the dates indicated.

The State of Maine, which includes nearly one-half of the total land area of the six New England states, currently has a population of approximately 1,242,000. The structure of the Maine economy is similar to that of the nation as a whole, except that the Maine economy historically has had more activity in manufacturing, defense-related activities, and tourism, and less activity in finance and services. Recently, however, the manufacturing and defense-related sectors of Maine's economy have decreased significantly, and the service industry, retail, and financial services sectors of Maine's economy have increased significantly.

During the 1980's, Maine's economy surpassed national averages in virtually all significant measures of economic growth. During this ten-year period, Maine real economic growth was 40% as measured by the Maine Economic Growth Index ("EGI"), a broad-based measure of economic growth which is corrected for inflation. This economic growth compares to national real economic growth during the 1980's of 26% and 29%, measured by the United States Economic Growth Index and real Gross National Product respectively. During this time period, resident employment in Maine increased by 21%, while resident employment nationally increased by 19%. Inflation-adjusted retail sales in Maine during this period increased by 72%, as opposed to a 32% increase in such retail sales nationally. During the 1980's, per capita personal income in Maine rose from 44th in the nation in 1979, to 26th in the nation in 1989, or from 81% to 92% of the national average of per capita personal income.

Beginning in the fourth quarter of 1989, however, the Maine economy experienced a substantial temporary decline. For example, the Maine economy sustained only 0.8% real growth in 1989, and experienced real growth of -1.1% in 1990 and -2.6% in 1991. Data show that the Maine economy began a sustained decline during the fourth quarter of 1989, and the second quarter of 1991 saw the seventh consecutive quarterly decline in the Maine EGI. The third and fourth quarters of 1991 showed barely positive economic growth of 0.9% and 0.2% respectively. Economic recovery in Maine also has been hindered by significant losses in defense-related jobs, with the State losing since 1990 approximately 20% of its defense-dependent employment which peaked at 63,000 jobs in 1989. During the 1989-1991 period also, the State lost 6% of its entire job base.

Since 1991 the Maine economy has experienced a modest and sustained recovery, and this recovery has continued through the end of calendar year 1997. In the words of the Economics Division of the Maine State Planning Office, "Maine economic performance in 1997 was stronger than in recent years, with nearly all major indicators describing improvement over last year. However, national economic growth was again stronger than Maine's." This conclusion is illustrated by the fact that growth of Maine total personal income in 1997, while strong, continued to lag behind that of the nation as a whole, with real growth in Maine total personal income during 1997 of approximately 5.0% compared to real growth in national total personal income during 1997 of approximately 5.7%. This means that for 1997 Maine total personal income grew at only approximately 88% of the national average. Furthermore, these data are part of a continuing trend that show the growth of the Maine economy consistently lagging behind that of the nation as a whole for the past several years.

On the positive side, in spite of the fact that the growth of the Maine economy continues to be less than the growth of the national economy, most of the major economic indicators monitored by the Economics Division of the Maine State Planning Office, show that the Maine economy in 1997 improved steadily over its performance in 1996. For example, Maine payroll employment in 1997 expanded 2.0%, or more than twice the 0.8% expansion in Maine payroll employment experienced in 1996. During 1997, the Maine economy added 11,000 new jobs - more than in any year since 1994. In addition, Maine construction contract awards increased 14.2% in 1997 as opposed to an 8.7% decrease in such awards in 1996. State government General Fund revenues grew at a rate of 7.3% in 1997 as opposed to a 6.4% growth rate in 1996. Help wanted advertising in Portland-area newspapers increased 27.4% over the amount of such advertising recorded in the same geographic area in 1996, and social assistance caseloads in Maine (Aid to Families with Dependent Children and Food Stamps) decreased 11.4% and 6.0% respectively over such caseload totals for 1996. Additional positive indicators were that, during 1997, unit sales of homes in Maine increased 5% over such sales in 1996, the average sales price of a home in Maine increased to over $114,000, and the average time on the market prior to sale for homes in Maine decreased to less than 100 days. Another indicator of the character of Maine's economy through the first nine months of fiscal year 1998 was that Maine individual income tax payments for the period were 10% above official projections.

A  further  positive  factor in the  growth of  Maine's  economy  is that  Maine
employers   recently  have  experienced  a  substantial   decrease  in  workers'
compensation costs. For many years, Maine possessed the highest workers' compensation insurance rates in the country. The issue was so divisive that it caused a shutdown of State government in 1992. Since that time, however, the Maine Legislature has created the Maine Employers' Mutual Insurance Co. and has passed numerous reforms in Maine's workers' compensation laws. As a result, workers' compensation loss ratios have declined 79% since 1991, and workers' compensation insurance rates in Maine have declined 41% since 1994. Another positive step concerning workers' compensation insurance rates in Maine was taken in May of 1997 when the Maine Legislature, at the request of the Governor, refused to accede to a effort by organized labor to roll back many of the reforms in Maine's workers' compensation laws enacted since 1992.

The only major economic indicators for Maine not showing significant improvement in 1997 were taxable consumer retail sales, Maine manufacturing employment, and personal bankruptcy filings. Specifically, Maine taxable consumer retail sales in 1997 increased 3.8% over the same sales figures for 1996, but slowed from the 5.1% annual increase in such sales recorded in 1996. Also, Maine manufacturing employment decreased by 0.9% in 1997, continuing its long-term decline. Also, the number of personal bankruptcies approved in Maine over the Federal fiscal year ended September 30, 1997 increased by 44% over that of the previous Federal fiscal year ended September 30, 1996 (nationally, bankruptcies increased during the same period by only 24%). The slowing of the rate of increase in Maine taxable consumer retail sales (including, among other items, taxable retail sales related to the tourist industry) is particularly significant for State of Maine credit purposes. Since over one-third of Maine State government General Fund revenues are derived from a 6% retail sales tax, the performance of taxable retail sales in Maine is directly related to the ability of Maine State government to fund necessary governmental expenditures, and to repay its debt.

Prior to October 1, 1998, the rate of tax on the value of most such taxable retail sales (the "General Sales Tax Rate") was 6%. On October 1, 1998, the General Sales Tax Rate was reduced by 0.5% to its current rate of 5.5% as a result of an automatic adjustment to the General Sales Tax Rate enacted in 1993 and set forth at 36 MRSA ss.1811 (the "Automatic Adjustment Act"). The Automatic Adjustment Act provides that, if General Fund revenues for a fiscal year, as determined by the State Controller at the close of that fiscal year, exceed General Fund revenues for the prior fiscal year by 8% or more, on a base-to-base comparison excluding one-time revenue gains and losses, then the General Sales Tax Rate shall be reduced by 0.5% on the subsequent October 1. The Automatic Adjustment Act further provides that each month following the end of a fiscal year during which General Fund revenues for the current fiscal year exceed General Fund revenues for the prior fiscal year by 8% or more, on a base-to-base comparison excluding one-time revenue gains and losses, the State Controller shall transfer an amount equivalent to that generated over the preceding month by 0.5% of the General Sales Tax Rate to the Maine Rainy Day Fund until reduction of the General Sales Tax Rate on the subsequent October 1 (See discussion below of the Maine Rainy Day Fund).

Therefore, under current law, if General Fund Revenues for the fiscal year ending June 30, 1999 exceed General Fund Revenues for the fiscal year ended June 30, 1998 by 8% or more, on a base-to-base comparison excluding one-time revenue gains and losses, then transfers to the Maine Rainy Day Fund of amounts equivalent to that generated over the preceding month by 0.5% of the General Sales Tax Rate would be made monthly beginning in July, 1999 and the General Sales Tax Rate would be reduced to 5% from its current rate of 5.5% on October 1, 1999. Furthermore, there can be no assurance that the General Sales Tax Rate will not be reduced by 0.5% on October 1 of any subsequent year pursuant to the Automatic Adjustment Act.

The Governor, as part of his supplemental budget proposal, has proposed repeal of the Automatic Adjustment Act retroactive to May 15, 1999 and reduction of the General Sales Tax Rate from its current rate of 5.5% to 5% effective July 1, 2000. There can be no assurance, however, that the Governor's proposal will be enacted into law.

One other factor in the Maine economy is that while the statewide economic statistics show, in the words of the Economics Division of the State Planning Office, "fairly solid economic performance," the data tend to mask regional disparities in economic performance within the State of Maine. For example, by all of the usual indicators of economic performance, the southern and mid-coastal counties of Maine are experiencing rapid economic growth. Cumberland County (including the Portland metropolitan area) alone accounted for 80% of all job gains in the State from 1990 to 1996 and Cumberland County has a per capita income level that is 25% above the statewide average. The counties that lie along the I-95 corridor are also experiencing some economic prosperity. The "rim counties" of Maine, however, from Oxford County in the West, to Aroostook County in the North, to Washington County in the East are struggling economically.

On the whole, however, according the Economics Division of the State Planning Office, "the outlook for Maine's economy is for slow but steady growth."

The fiscal policies of the State of Maine are very conservative, and the State is required by its Constitution to operate on a balanced budget. The Maine Constitution does this by prohibiting the Legislature, by itself, from issuing any debt by or on behalf of the State which exceeds $2,000,000 "except to suppress insurrection, to repel invasion, or for purposes of war, and except for temporary loans to be paid out of money raised by taxation during the fiscal year in which they are made." The Maine Constitution also provides for the prohibition of debt issued by or on behalf of the State to fund "current expenditures." The Maine Constitution allows the issuance of long-term debt when two-thirds of both houses of the Legislature pass a law authorizing the issuance of such debt, and when the voters of the State ratify and enact such a law at a general or special statewide election. Amendments to the Maine Constitution also have been adopted to permit the Legislature to authorize the issuance of bonds to insure payment of up to: (i) $6,000,000 of revenue bonds of the Maine School Building Authority; (ii) $4,000,000 of loans to Maine students attending institutions of higher education; (iii) $1,000,000 of mortgage loans for Indian housing; (iv) $4,000,000 of mortgage loans to resident Maine veterans including businesses owned by resident Maine veterans; and (v) $90,000,000 of mortgage loans for industrial, manufacturing, fishing, agricultural and recreational enterprises. The Maine Constitution provides that if the Legislature fails to appropriate sufficient funds to pay principal and interest on general obligation bonds of the State, the State Treasurer is required to set aside sufficient funds from the first General Fund revenues received thereafter by the State to make such payments.

In recent years,  Maine State  government  has avoided the Maine  constitutional balanced budget requirement by annually issuing significant amounts of tax anticipation notes ("TANs") during the first few days after the July 1 beginning of each new fiscal year and leaving such TANs outstanding until almost the beginning of the next fiscal year. For example, on June 26, 1996 the State issued $150,000,000 in TANs due June 27, 1997. Both the size of these issues and fiscal legitimacy for them, however, have recently been criticized, and the State is becoming more conservative with regard to the issuance of TANS . This has been made possible largely by the continued imposition of tightly conservative State fiscal policies that allowed the State to end fiscal year 1997 with an estimated $59.7 million surplus, and to end fiscal year 1998 with an estimated approximate $125 million surplus. No TANs was issued in the 1998 fiscal year, and no TANs currently are planned for issuance in fiscal years 1999 or 2000.

As of April 30, 1999, there were outstanding general obligation bonds of the State in the principal amount of $424,585,000. On June 22,1999, the State proposes to issue $71,285,000 general obligation bonds dated June 1, 1999. As of May 17, 1999, there were outstanding bond anticipation notes of the State in the principal amount of $33,695,000 with a maturity of June 23, 1999. As of May 17, 1999, there were authorized by the voters of the State for certain purposes but unissued, general obligation bonds of the State in the aggregate principal amount of $117,790,316, including the $71,285,000 in general obligation bonds to be issued on June 22, 1999. As of May 17, 1999, there were authorized by the Constitution of the State and implementing legislation but unissued, general obligation bonds of the State in the aggregate principal amount of $99,000,000. Various other Maine governmental agencies and quasi-governmental agencies including, but not limited to, the Maine Municipal Bond Bank, the Maine Court Facilities Authority, the Maine Health and Higher Educational Facilities Authority, Maine Turnpike Authority, the Maine State Housing Authority, the Maine Public Utility Financing Bank, and the Maine Educational Loan Authority, issue debt for Maine governmental purposes, but this debt does not pledge the credit of the State.

The strength of Maine's economy during the 1980's enabled the State to accumulate relatively large unappropriated surpluses of general fund revenues. During the economic recession of 1989 through 1992, however, Maine State government repeatedly reduced its expenditures in order to comply with the requirement of the Maine Constitution that State government operate on a balanced budget. Such cuts in General Fund expenditures, other fiscal cost reductions, and a continuing policy by the current Governor not to allow the creation of significant new State governmental programs or the taxes to fund such programs, have allowed the Governor and Legislature most recently to enact a series of balanced budgets funding State services for fiscal years 1999, 2000, and 2001.

Laws authorizing budgeted expenditures for fiscal year 1999 have been enacted and provide for General Fund expenditures of $2,201,734,442 and Highway Fund expenditures of $220,267,045. Laws authorizing certain expenditures to maintain current services for fiscal years 2000 and 2001 also have been enacted and provide, for fiscal year 2000 General Fund expenditures of $2,159,897,758 and Highway Fund expenditures of $237,526,837 and, for fiscal year 2001, General Fund expenditures of $2,241,357,100 and Highway Fund expenditures of $238,848,325. In addition, the Governor has proposed to the first regular session of the Legislature in 1999, for fiscal year 2000, supplemental General Fund expenditures of $77,725,430 and supplemental Highway Fund expenditures of $27,372,877 and, for fiscal year 2001, supplemental General Fund expenditures of $92,392,457 and supplemental Highway Fund expenditures of $29,470,736.

The State also maintains a "Rainy Day Fund" to be used for significant unforeseen capital and operational expenditures. As of June 30, 1998 the balance in the State's Rainy Day Fund was approximately $91.7 million, the highest amount ever. There can be no assurance that the budget acts for fiscal years 1999, 2000, and 2001, and the various other statutes passed by the Maine Legislature which affect the State's fiscal position, will not be amended by the Legislature from time to time.

The unfunded liability of the Maine State Retirement System is a significant and continuing problem for Maine State government. This unfunded liability was certified by the State's independent actuaries as of June 30, 1998 to be approximately $2.5 billion. Because of this, the State has adopted a constitutional amendment (Me. Const. art. IX, ss.18-B) that required the Maine Legislature, beginning in fiscal year 1997, annually to appropriate funds that will retire in 31 years or less the System's unfunded liability attributable to State employees and teachers. In the Second Regular Session of the 118th Maine Legislature, the State reduced by statute the amount of time to retire the unfunded liability to 25 years from June 30, 1998. The State also has adopted a separate constitutional amendment (Me. Const. art. IX, ss.18-A) that requires the Maine Legislature, beginning in fiscal year 1998, annually to appropriate monies to fund the System on an actuarily sound basis. Under Article IX, ss.18-B of the Maine Constitution, unfunded liabilities henceforth may not be created for the System except those resulting from experience losses, and such unfunded liabilities resulting from experience losses must be retired over a period not exceeding 10 years.

During the next several years, Maine may be the recipient of certain additional revenues. Pursuant a settlement agreement (the "Settlement Agreement"), the State of Maine is one of forty-six states that recently settled litigation against certain manufacturers of cigarettes and other tobacco products (the "Manufacturers"). The forty-six states (the "Settling States") had sued to recover smoking related Medicaid costs (the "Claims"). Pursuant to the Settlement Agreement, the Manufacturers have agreed to make certain payments to the Settling States and the Settling States have agreed to relinquish the Claims, subject to certain conditions set forth in the Settlement Agreement.

Commencing in January, 1999, certain initial payments were made by the Manufacturers for the benefit of the State of Maine to a national escrow account in accordance with the Settlement Agreement. The initial payments are expected to continue through 2003. The initial payments to the national escrow account are expected to be received by the State of Maine no later than June 30, 2000.

Certain annual payments by the Manufacturers to the State of Maine pursuant to the Settlement Agreement are expected to commence in April, 2000 and to continue for as long as the Manufacturers remain in business. The Maine State Treasurer has estimated the maximum amount of such payments to be made to the State of Maine at $1.58 billion.

The  monies  expected  to be  received  by the  State of Maine  pursuant  to the
Settlement Agreement are subject to decreases, offsets, and reductions, including a possible claim by the Federal government that up to sixty-six percent (66%) of the settlement payments should be paid to the Federal government as compensation for extra costs paid by the Federal government for smoking related Medicaid costs. Accordingly, there can be no assurance as to the amount of monies that will be received by the State of Maine pursuant to the Settlement Agreement or as to when, if ever, such monies, will be received.

Because of Maine's conservative debt policies and its constitutional requirement that the State government operate under a balanced budget, Maine general obligation bonds had been rated AAA by S&P and Aa1 by Moody's for many years.

On June 6, 1991, however, S&P lowered its credit rating for Maine general obligation bonds from AAA to AA+, and at the same time lowered its credit rating on bonds issued by the Maine Municipal Bond Bank and the Maine Court Facilities Authority, and on State of Maine Certificates of Participation for highway equipment, from AA to A+. In taking this action, S&P said, "The rating action is a result of declines in key financial indicators, and continued softness in the state economy. The new rating continues to reflect the low debt burden of the state, an economic base that has gained greater income levels and diversity over the 1980's, and a legislative history of dealing effectively with financial difficulties." These ratings have remained unchanged since June 6, 1991. Because of slow but continuing improvements in the State of Maine economy, S&P currently views the State's financial outlook as "stable," stating in its most recent June 5, 1998 credit report: "The AA+ rating on Maine's bonds reflects the state's:
Diversifying economy, which is growing at a slow, steady pace; Improving financial performance; and Low debt burden with a rapid amortization schedule."

On August 24, 1993, citing the "effects of protracted economic slowdown and the expectation that Maine's economy will not soon return to the pattern of robust growth evident in the mid-1980's," Moody's lowered its State of Maine general obligation bond rating from Aa1 to Aa. At the same time, Moody's lowered from Aa1 to Aa the ratings assigned to state-guaranteed bonds of the Maine School Building Authority and the Finance Authority of Maine, and confirmed at A1 the ratings assigned to the bonds of the Maine Court Facilities Authority and State of Maine Certificates of Participation. These ratings remained unchanged until 1997. On May 13, 1997, Moody's "confirmed and refined from Aa to Aa3" the State's general obligation bond rating. Moody's refinement of the State's bond rating on May 13, 1997 was part of a general redefinition by Moody's of its bond rating symbols published on January 13, 1997, and was not a substantive rating change. In its most recent June 5, 1998 credit report, however, Moody's raised its credit rating for Maine general obligation bonds from Aa3 to Aa2, stating:
"The Aa2 rating upgrade reflects steady improvement in fund balances and spending control, an increased pace of economic recovery, and moderate debt ratios. The rating also acknowledges the ongoing fixed costs associated with the state's unfunded pension liability."

For its June 25, 1998 general obligation bond issue dated June 1, 1998, Maine also received a credit report from Fitch. In this credit report dated June 8, 1998, Fitch assigned a rating of AA to Maine general obligation bonds, saying:
"The State of Maine's general obligation bonds are well secured with strength especially in the low burden that debt places on resources and in the unusually rapid rate of amortization. The economy is again growing and financial operations have been very successful in the past two years. Institutionalization of financial reforms, including accounting, the revenue estimation process and debt control are of benefit, and the reserve level continues to increase."

STATE OF NEW HAMPSHIRE

Material in this section has been abstracted from the State of New Hampshire Information Statement dated March 27, 1998 and the supplement thereto, dated June 23, 1998, compiled by the Treasurer of the State of New Hampshire and provided to prospective purchasers of debt securities offered by the State. While information in the Information Statement is believed to be accurate, none of that information has been independently verified. Also, it does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the date of the Information Statement. Additionally, economic and fiscal conditions in individual municipalities within the State may vary from general economic and fiscal conditions.

New Hampshire is located in the New England Region and is bordered by the states of Maine, Massachusetts, and Vermont and the Province of Quebec, Canada. New Hampshire's geographic area is 9,304 square miles and its 1996 population was 1,163,000, representing a 1.3% increase from 1995 levels. New Hampshire's population had increased by more than 25% in the 1980-1996 period.

New Hampshire's per capita personal income increased by 106.4% between 1980 and 1990. In 1991 it continued to grow faster than the New England region as a whole and in 1992 and 1993 it grew at a slightly lower rate than the region, resuming faster growth relative to the region in 1994 and 1995. New Hampshire's per capita personal income in 1996 was 109% of the national level, ranking 8th in the United States.

In 1997, New Hampshire's largest employment sector was the service sector (29% of employment), followed by retail and wholesale trade (26% of employment). Manufacturing was the third largest sector (18.8% of employment). Non-agricultural employment levels have remained fairly stable. The unemployment rate declined to 3.1% in 1997, less than the national average of 4.9%.

After a significant growth in residential building activity in the period 1980-86 (data based on residential building permits), New Hampshire's residential building activity declined beginning in 1987, and declined below 1980 levels in 1990, 1991 and 1992. In 1993, residential building activity surpassed 1980 levels and activity in 1994, 1995 and 1996 surpassed 1993.

New Hampshire finances the operations of state government through specialized taxes, user charges and revenues received from the State liquor sales and distribution system. There is no general tax on sales or earned income. The two highest revenue-producing taxes are the Meals and Rooms Tax and the Business Profits Tax. In 1994, State and local taxes amounted to $97 per $1,000 of personal income, which was the third lowest in the United States. However, because local property taxes are the principal source of funding for municipal operations and primary and secondary education, New Hampshire was highest among all states in local property tax collections per $1,000 of personal income. See the concluding paragraph of this section for a description of litigation challenging the constitutionality of the State's statutory system of financing operation of elementary and secondary public schools primarily through local taxes.

New Hampshire State government's budget is enacted to cover a biennial period through a series of legislative bills that establish appropriations and estimated revenues for each sub-unit of State government, along with supplemental and special legislation. By statute, the budget process is initiated by the Governor, who is required to submit operating and capital budget proposals to the Legislature by February 15 in each odd-numbered year. While the Governor is required to state the means through which all expenditures will be financed, there is no constitutional or statutory requirement that the Governor propose or the Legislature adopt a budget without resorting to borrowing. There is no line item veto.

State government funds include the General Fund, four special purpose funds and three enterprise funds, as well as certain "fiduciary" funds. All obligations of the State are paid from the State Treasury, and must be authorized by a warrant signed by the Governor and approved by the Executive Council, except for payments of debt obligations, which are paid by the State Treasurer under statutory authority.

By statute, at the close of each fiscal year, 50% of any General Fund operating surplus must be deposited in a Revenue Stabilization Reserve Account ("Rainy Day Fund") which may contain up to 10% of General Fund unrestricted revenue. With approval of the Legislative Fiscal Committee, the Governor and the Executive Council, the Rainy Day Fund is available to defray operating deficits in ensuing years if there is a shortfall in forecast revenue. By statute, the Rainy Day
Fund may not be used for any other purpose except by special appropriation approved by two-thirds of each Legislative chamber and the Governor. As of June 30, 1997 there was a designated balance of $20 million in the Rainy Day Fund.

The Department of Administrative Services is responsible for maintenance of State government's accounting system, annual reports and general budget oversight. Expenditures are controlled against appropriations through an integrated accounting system which compares the amount of an appropriation to expenditures and encumbrances previously charged against that appropriation before creating an expenditure. By law, with certain exceptions unexpended and unencumbered balances of appropriations lapse to surplus in the applicable fund at the end of each fiscal year, along with unappropriated revenues in excess of legislative estimates. Legislative financial controls involve the Office of Legislative Budget Assistant ("LBA") which acts under supervision of the Legislative Fiscal Committee and Joint Legislative Capital Budget Overview Committee. LBA conducts overall post-audit and review of the budgetary process. State government financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") and are independently audited annually.

During the 1992-1993 biennium, State revenues began recovering from the decline that had characterized the recession years of 1989, 1990 and 1991. The General Fund undesignated fund balance at June 30, 1994, was $12.0 Million. For the fiscal year ended June 30, 1995, the General Fund undesignated fund balance was zero, after transferring $35.1 Million from the Healthcare Transition Fund to offset a delay in receipt of federal funds from disproportionate share expenditures under the Medicaid program. At June 30, 1996, the General Fund undesignated fund balance was ($44.2 Million) after a net transfer to the Healthcare Transition Fund of $21.9 Million, and was ($1.2 million) at June 30, 1997.

There is no constitutional limit on the State's power to issue obligations or incur indebtedness, and no constitutional requirement for referendum to authorize incurrence of indebtedness by the State. Authorization and issuance of debt is governed entirely by statute. New Hampshire pursues a debt management program designed to minimize use of short-term debt for operating purposes and to coordinate issuance of tax-exempt securities by the State and its agencies.

State-guaranteed bonded indebtedness is authorized not only for general purposes of State government, but also for the New Hampshire Turnpike System, University System of New Hampshire, water supply and pollution control, water resources acquisition and construction, School Building Authority, Pease Development Authority, Business Finance Authority, Municipal Bond Bank and cleanup of municipal Super Fund sites and landfills. In addition, the Housing Finance Authority and Higher Education and Health Facilities Authority are authorized to issue bonds that do not constitute debts or obligations of the State.

Procedure for incurrence of bonded indebtedness by individual municipalities is governed by State statutes, which prescribe actions that must be pursued by municipalities in incurring bonded indebtedness and limitations on the amount of such indebtedness. In general, incurrence of bonded indebtedness by a municipality must be for a statutorily authorized purpose and requires a two-thirds majority vote of the municipality's legislative body.

On December 17, 1997, the New Hampshire Supreme Court ruled that the State's present system of financing public elementary and secondary schools primarily through local property taxes violates the New Hampshire Constitution, because
(1) providing an adequate public education is a duty of State government; (2) local school property taxes are levied to fulfill a State purpose; and (3) local school property taxes, levied at different rates in different localities, are not proportional and reasonable throughout the State. The court also indicated that a State-funded, constitutionally adequate elementary and secondary education is a fundamental constitutional right. However, the court stayed all further proceedings in the case "until the end of the [1998] legislative session and further order of this court to permit the legislature to address the issues involved in this case." The court allowed the present funding mechanism to remain in effect "during the 1998 tax year" i.e. through March 31, 1999. On June 23, 1998, responding to a request for an advisory opinion from the New Hampshire Senate, the court advised that certain legislation passed by the New Hampshire House of Representatives to address the court's December 1997 decision would violate State constitutional requirements by failing to provide funding of adequate public elementary and secondary education at a uniform tax rate throughout the State. On June 30, 1998, the legislature recessed without enacting legislation addressing the court's December 1997 decision. The 1998 legislative session may be reconvened at the call of the presiding officer of each legislative chamber, until 12:01 a.m., December 1, 1998, when the current legislature will be dissolved. The potential impact of the court's decisions on the State's finances cannot presently be determined. However, in absence of further order of the court, it appears that the present system of locally-assessed school property taxes may become legally unenforceable as of April 1, 1999.

                            3. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and the Fund's investment objective, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

INVESTORS HIGH GRADE BOND FUND

The Fund may not:

1.       BORROWING

         Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

2.       UNDERWRITING ACTIVITIES

         Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

3.       MAKING LOANS

         Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

4.       PURCHASES AND SALES OF REAL ESTATE

         Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.       PURCHASES AND SALES OF COMMODITIES

         Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

6.       ISSUANCE OF SENIOR SECURITIES

         Issue senior   securities except pursuant to Section 18 of the 1940 Act
         and  except   that the Fund may  borrow  money  subject  to  investment
         limitations specified in the Fund's Prospectus.

7.       OIL, GAS & MINERAL EXPLORATION

         Invest  in   interests  in oil or gas or  interests  in  other  mineral exploration or development programs.

8.       DIVERSIFICATION

         With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

9.       CONCENTRATION

         Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

INVESTORS BOND FUND

The Fund may not

1.       BORROWING

         Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

2.       UNDERWRITING ACTIVITIES

         Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

3.       MAKING LOANS

         Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

4.       PURCHASES AND SALES OF REAL ESTATE

         Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.       PURCHASES AND SALES OF COMMODITIES

         Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

6.       ISSUANCE OF SENIOR SECURITIES

         Issue  senior  securities except pursuant to Section 18 of the 1940 Act
         and   except  that the Fund may  borrow  money  subject  to  investment limitations specified in the Fund's Prospectus.

7.       OIL, GAS & MINERAL EXPLORATION

         Invest in interests in oil or gas or interests in other mineral exploration or development programs.

8.       NON-DIVERSIFICATION

         Purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer. Up to 50% of the Fund's total assets may be invested without regard to this limitation. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government Securities.

9.       CONCENTRATION

         Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

TAXSAVER BOND FUND

The Fund may not


1.       BORROWING

         Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

2.       UNDERWRITING ACTIVITIES

         Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

3.       MAKING LOANS

         Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

4.       PURCHASES AND SALES OF REAL ESTATE

         Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.       PURCHASES AND SALES OF COMMODITIES

         Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

6.       ISSUANCE OF SENIOR SECURITIES

         Issue  senior  securities except pursuant to Section 18 of the 1940 Act
         and   except  that the Fund may  borrow  money  subject  to  investment limitations specified in the Fund's Prospectus.

7.       OIL, GAS & MINERAL EXPLORATION

         Invest   in  interests  in oil or gas or  interests  in  other  mineral exploration or development programs.

8.       NON-DIVERSIFICATION

         Purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer. Up to 50% of the Fund's total assets may be invested without regard to this limitation. These limitations do not apply to securities of an issuer payable solely from the proceeds of escrowed U.S. Government Securities.

9.       CONCENTRATION

         Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

For purposes of the Fund's diversification policy, the District of Columbia, each state, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is deemed to be a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. However, if in either case, the creating government or some other agency guarantees a security, that guarantee would be considered a separate security and would be treated as an issue of such government or other agency.

MAINE MUNICIPAL BOND FUND

The Fund may not

1.       BORROWING

         Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

2.       UNDERWRITING ACTIVITIES

         Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

3.       MAKING LOANS

         Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

4.       PURCHASES AND SALES OF REAL ESTATE

         Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.       PURCHASES AND SALES OF COMMODITIES

         Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

6.       ISSUANCE OF SENIOR SECURITIES

         Issue  senior  securities except pursuant to Section 18 of the 1940 Act
         and   except  that the Fund may  borrow  money  subject  to  investment limitations specified in the Fund's Prospectus.

7.       OIL, GAS & MINERAL EXPLORATION

         Invest in interests in oil or gas or interests in other mineral exploration or development programs.

8.       CONCENTRATION

         Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry. For this purpose, consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries.

9.       VOTING RIGHTS

         Purchase securities having voting rights except securities of other investment companies.

NEW HAMPSHIRE BOND FUND

The Fund may not:

1.       BORROWING

         Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the Fund's net assets.

2.       UNDERWRITING ACTIVITIES

         Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

3.       MAKING LOANS

         Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

4.       PURCHASES AND SALES OF REAL ESTATE

         Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

5.       PURCHASES AND SALES OF COMMODITIES

         Invest in commodities or in commodity contracts, except that, to the extent the Fund is otherwise permitted, the Fund may enter into financial futures contracts and options on those futures contracts and may invest in currencies and currency-related contracts.

6.       ISSUANCE OF SENIOR SECURITIES

         Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional series or classes that the Board may establish.

7.       NON-DIVERSIFICATION

         With respect to 50% of its assets, purchase a security other than a U.S. Government Security of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.

8.       CONCENTRATION

         Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided there is no limit on investments in U.S. Government Securities, municipal securities or in the securities of domestic financial institutions (not including their foreign branches). For this purpose, consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries.

B.       NON-FUNDAMENTAL POLICIES

No Fund may:

1.       BORROWING

         Purchase or otherwise acquire any security if, the total of borrowings and liabilities under leverage transactions, would exceed an amount equal to 5% of the Fund's total assets.

2.       SECURITIES LENDING

         Lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

3.       ILLIQUID SECURITIES

         Invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

4.       INVESTING FOR CONTROL

         Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.       MARGIN

         Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6.       SHORT SALES

         Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7.       INVESTMENTS IN INVESTMENT COMPANIES

         Each Fund may not invest in the securities of any investment company except to the extent permitted by the 1940 Act.


No more than 25% of a Fund's total assets may be invested in the securities of one issuer. This limitation, however, does not apply to securities of an issuer payable soley from the proceeds of U.S. Government Securities.

Except as required by the 1940 Act, the percentage limitations described above apply to the time of investment. A later change in market value will not be considered a violation of



                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o         The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Funds.

1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd

         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period

2.       TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
         P   = a hypothetical initial payment of $1,000
         T   = average annual total return
         N   = number of years
         ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         A Fund may quote unaveraged or cumulative total returns which reflect a Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
         PT = period total return
         The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                              TOTAL                  AVERAGE                       TOTAL
                           INVESTED       $600         PRICE         $15.17       SHARES       41.81


In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices

                                  4. MANAGEMENT


A.       TRUSTEES AND OFFICERS


The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).


------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,              PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                             PAST 5 YEARS
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,Chairman & President        President,  Forum Financial Group, LLC (a mutual fund services holding
Born:  July 15, 1942                        company)
Two Portland Square                         President, Forum Fund Services, LLC. (Trust's underwriter)
Portland, Maine 04101                       Chairman & President*,  Core Trust (Delaware)  (registered  investment company)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                   Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                    Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                     President, Technology Marketing Associates
Born:  July 26, 1942                        (marketing  company  for  small  and  medium  size  businesses  in New
27 Temple Street                            England)
Belmont, MA 02718                           Trustee, Core Trust (Delaware)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                  Partner-Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                     Partner-Winthrop, Stimson, Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                         Trustee, Core Trust (Delaware)
New York, NY 10019
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein,Vice President           General Counsel, Forum Financial Group
Born:                                       Secretary, Forum Fund Services, Inc. (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------



                                       43




------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,              PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                             PAST 5 YEARS
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Stacey Hong, Treasurer                      Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                         Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Dawn Taylor, Asst. Treasurer                Manager/Senior Tax Specialist, Tax Department,  Forum Financial Group,
Born::  May 14, 1964                        LLC since 1997
Two Portland Square                         Senior Tax Accountant, Pardy Bingham &Burrell during 1997
Portland, Maine 04101                       Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                  Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                      Vice   President/Associate   General   Counsel,   Smith   Barney  Inc.
Two Portland Square                         (brokerage firm) from 1993 through 1998
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary              Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                        Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------


B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended March 31, 1999.


---------------------------- -------------------- --------------------- --------------------- -----------------------------
                                                                                                Total Compensation from
                              Compensation from                                                          Trust
Trustee                           Trust(1)              Benefits             Retirement           and Fund Complex(1)
---------------------------- -------------------- --------------------- --------------------- -----------------------------
---------------------------- -------------------- --------------------- --------------------- -----------------------------
John Y. Keffer                       $0                    $0                    $0                        $0
---------------------------- -------------------- --------------------- --------------------- -----------------------------
---------------------------- -------------------- --------------------- --------------------- -----------------------------
Costas Azariadis                   $11,200                 $0                    $0                     $11,200
---------------------------- -------------------- --------------------- --------------------- -----------------------------
---------------------------- -------------------- --------------------- --------------------- -----------------------------
James C. Cheng                     $12,700                 $0                    $0                     $12,700
---------------------------- -------------------- --------------------- --------------------- -----------------------------
---------------------------- -------------------- --------------------- --------------------- -----------------------------
J. Michael Parish                  $12,700                 $0                    $0                     $12,700
---------------------------- -------------------- --------------------- --------------------- -----------------------------


C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

2.       OWNERSHIP OF ADVISER

The Adviser is 99% owned by Forum Trust LLC and 1% owned by Forum Holdings Corp.
I. Forum Investment Advisors, LLC is registered as an investment adviser with the SEC under the 1940 Act.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data is for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding a Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any mistake of judgment or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to August 1, 1999, Forum Financial Services, Inc. was the distributor of the each Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. Forum Financial Group, LLC is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold with a sales charges. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares.

Table 2 in Appendix B shows the aggregate sales charges paid to FFSI, the amount of sales charge reallowed by FFSI, and the amount of sales charge retained by FFSI. The data is for the past three years (or shorter depending on a Fund's commencement of operations).

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from a Fund at an annual rate of 0.20% of the average daily net assets of each Fund. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FadS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Funds to FadS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 and certain surcharges based upon the number and type of a Fund's portfolio transactions and positions. The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or inaction in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FacS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is (1) within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FacS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to each Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 plus $18 per shareholder account.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act or inaction in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

6.       INDEPENDENT AUDITORS

[Name of Auditor],[Address of Independent Auditor], independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

                            5. PORTFOLIO TRANSACTIONS


A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 6 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented are for the past three fiscal years. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by a Fund.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser in connection with the Funds. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser may do a transaction with a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 7 in Appendix B lists the regular broker and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share plus the applicable sales charge.

Set forth below is an example of the method of computing the ofering price of a Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on March 31, 1999.




The Funds reserve the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is March 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

Each Fund generally intends to operate in a manner such that it will not be liable for federal income tax.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduces your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distribution in the form of additional share, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of a Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally is considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.

If a Fund invests in the securities of foreign issuers, the Fund's income may be subject to foreign withholding taxes.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of ordinary its taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund and amounts retained by a Fund that are designated as undistributed capital gain.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.,

                                   8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


------------------------------------------------------------ ---------------------------------------------------------
Austin Global Equity Fund                                    Investors Equity Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BIA Growth Equity Fund                                       Investors Growth Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BIA Small-Cap Growth Fund                                    Investors High Grade Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Daily Assets Cash Fund(1)                                    Maine Municipal Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Daily Assets Government Fund(1)                              New Hampshire Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Daily Assets Government Obligations Fund(1)                  Payson Balanced Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Daily Asset Municipal Fund(1)                                Payson Value Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Daily Assets Treasury Obligations Fund(1)                    Polaris Global Value Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Emerging Markets Fund                                        Oak Hall Small Cap Contrarian Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Equity Index Fund                                            Small Company Opportunties Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
International Equity Fund                                    TaxSaver Bond Fund
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investors Bond Fund
------------------------------------------------------------ ---------------------------------------------------------


(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Fund reserves the right to invest in one or more other investment companies in a Core and Gateway(R) structure.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, you may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and
(2) when the Trustees determine that the matter affect more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.
There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

A shareholder or shareholders representing 33 1/3% or more the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of July 1, 1999, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of a Fund (or of the Trust), the table reflects "N/A" for not applicable.

                                                      PERCENTAGE OF SHARES
FUND (OR TRUST)                                               OWNED
The Trust                                                       %
Investors High Grade Bond Fund                                  %
Investors Bond Fund                                             %
TaxSaver Fund
Maine Municipal Bond Fund
New Hampshire Bond Fund

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of a Fund. Shareholders known by a Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 8 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1999, the following persons beneficially owned 25% or more of the shares of a Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

                                                                                         PERCENTAGE OF
                                                                                         SHARES OWNED
SHAREHOLDER                               FUND (OR TRUST)

                                          Investors High Grade Bond Fund
                                          Investors Bond Fund                                  %
                                          TaxSaver Fund
                                          Maine Municipal Bond Fund
                                          New Hampshire Bond Fund



C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust's Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond,note or contract, or other undertaking entered into or executed by the trust or the Trustees. The Trust's Trust Instrument (the document that governs the operations of the Trust) provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series if held to be personnally liable solely by reason of being or having been a shareholder of a series . The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of each of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Fund, Maine Municipal Bond Fund, and New Hampshire Bond Fund for the year ended March 31, 1999, which are included in the Annual Report to Shareholders of each Fund, are incorporated herein by reference. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA      Highest credi   quality.  The risk factors are  negligible,  being only
         slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB-     Below-average  protection  factors but still considered  sufficient for
         prudent investment.   Considerable  variability in risk during economic
         cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD       Defaulted debt obligations.   Issuer failed to meet scheduled principal
         and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca       An issue   which is rated "ca" is  speculative  in a high degree and is
         likely   to be in  arrears  on  dividends  with  little  likelihood  of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC       The   rating CC is  reserved  for a  preferred  stock  issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D        A   preferred  stock  rated D is a  nonpaying  issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
o         Leading market positions in well-established industries.
o         High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation. o

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable to the Adviser with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

INVESTORS HIGH GRADE BOND FUND
                                                   ADVISORY FEE

     Year Ended March 31, 1999                       $140,442
     Year Ended March 31, 1998                        $5,970

INVESTORS BOND FUND                                ADVISORY FEE
     Year Ended March 31, 1999                       $328,113
     Year Ended March 31, 1998                       $171,777
     Year Ended March 31, 1997                       $100,163

TAXSAVER BOND FUND                                 ADVISORY FEE
     Year Ended March 31, 1999                       $157,824
     Year Ended March 31, 1998                       $102,003
     Year Ended March 31, 1997                       $70,634

MAINE MUNICIPAL BOND FUND                          ADVISORY FEE
     Year Ended March 31, 1999                       $119,844
     Year Ended March 31, 1998                       $107,471
     Year Ended March 31, 1997                       $101,549

NEW HAMPSHIRE BOND FUND                            ADVISORY FEE
     Year Ended March 31, 1999                       $57,031
     Year Ended March 31, 1998                       $43,782
     Year Ended March 31, 1997                       $31,774

TABLE 2 - SALES CHARGES


                                                                INVESTORS HIGH GRADE BOND FUND


 FISCAL YEAR ENDED MARCH 31      AGGREGATE SALES CHARGE           AMOUNT RETAINED             AMOUNT REALLOWED
            1999                            $                            $                           $0
            1998                            $                            $                            $

                               INVESTORS BOND FUND


 FISCAL YEAR ENDED MARCH 31      AGGREGATE SALES CHARGE
                                                                  AMOUNT RETAINED             AMOUNT REALLOWED
            1999                            $                            $                           $0
            1998                            $                            $                           $0

                                                                      TAXSAVER BOND FUND


 FISCAL YEAR ENDED MARCH 31      AGGREGATE SALES CHARGE
                                                                  AMOUNT RETAINED             AMOUNT REALLOWED
            1999                            $                            $                           $0
            1998                                                         $                           $0

                            MAINE MUNICIPAL BOND FUND


 FISCAL YEAR ENDED MARCH 31      AGGREGATE SALES CHARGE
                                                                  AMOUNT RETAINED             AMOUNT REALLOWED
            1999                            $                            $                           $0
            1998                            $                            $                           $0

                             NEW HAMPSHIRE BOND FUND


 FISCAL YEAR ENDED MARCH 31      AGGREGATE SALES CHARGE
                                                                  AMOUNT RETAINED             AMOUNT REALLOWED
            1999                            $                            $                           $0
            1998                            $                            $                           $0




TABLE 3 - ADMINISTRATION FEES

The following Table shows the dollar amount of fees payable to FAdS with respect to each Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.



                                               ADMINISTRATION FEE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE
INVESTORS HIGH GRADE BOND FUND                      PAYABLE                                           RETAINED

     Year Ended March 31, 1999                      $70,221                   $70,221                    $0
     Year Ended March 31, 1998                       $2,985                   $2,985                     $0


                                               ADMINISTRATION FEE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE
INVESTORS BOND FUND                                 PAYABLE                                           RETAINED

     Year Ended March 31, 1999                      $164,056                 $164,056                    $0
     Year Ended March 31, 1998                      $108,198                 $180,198                    $0
     Year Ended March 31, 1997                      $75,122                   $75,122                    $0


                                               ADMINISTRATION FEE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE
TAXSAVER BOND FUND                                  PAYABLE                                           RETAINED

     Year Ended March 31, 1999                      $78,912                   $78,912                    $0
     Year Ended March 31, 1998                      $66,898                   $66,898                    $0
     Year Ended March 31, 1997                      $52,975                   $52,975                    $0


                                               ADMINISTRATION FEE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE
MAINE MUNICIPAL BOND FUND                           PAYABLE                                           RETAINED

     Year Ended March 31, 1999                      $59,922                   $59,922                    $0
     Year Ended March 31, 1998                      $73,724                   $73,164                    $0
     Year Ended March 31, 1997                      $76,162                   $76,162                    $0


                                                ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
NEW HAMPSHIRE BOND FUND                              PAYABLE                   WAIVED                 RETAINED

     Year Ended March 31, 1999                       $28,516                  $28,516                    $0
     Year Ended March 31, 1998                       $29,727                  $29,727                    $0
     Year Ended March 31, 1997                       $23,831                  $23,831                    $0


TABLE 4 - ACCOUNTING FEES

The following Table shows the dollar amount of fees payable to FAcS with respect to each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.


       INVESTORS HIGH GRADE BOND FUND         ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED       ACCOUNTING FEE
                                                                                                     RETAINED

     Year Ended March 31, 1999                       $40,000                    $0                   $40,000
     Year Ended March 31, 1998                        $3,548                  $3,548                    $0

                                              ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED       ACCOUNTING FEE
            INVESTORS BOND FUND                                                                      RETAINED

     Year Ended March 31, 1999                       $40,000
     Year Ended March 31, 1998                       $41,000
     Year Ended March 31, 1997                       $41,000

                                              ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED       ACCOUNTING FEE
             TAXSAVER BOND FUND                                                                      RETAINED

     Year Ended March 31, 1999                       $38,000
     Year Ended March 31, 1998                       $41,000
     Year Ended March 31, 1997                       $36,000

                                              ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED       ACCOUNTING FEE
         MAINE MUNICIPAL BOND FUND                                                                   RETAINED

     Year Ended March 31, 1999                       $48,000                 $48,000                    $0
     Year Ended March 31, 1998                       $48,000                    $0                   $48,000
     Year Ended March 31, 1997                       $48,000                 $48,000                 $48,000

                                              ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED   ACCOUNTING FEE PAYABLE
          NEW HAMPSHIRE BOND FUND

     Year Ended March 31, 1999                       $37,000                 $37,000                    $0
     Year Ended March 31, 1998                       $36,000                    $0                   $36,000
     Year Ended March 31, 1997                       $37,000                    $0                   $37,000



TABLE 5 - TRANSFER AGENCY FEES

The following table shows the dollar amount of shareholder service fees payable to the Transfer Agent with respect to Shares of each Fund.


      INVESTORS HIGH GRADE BOND FUND         TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
                                                   PAYABLE                  WAIVED                 RETAINED

     Year Ended March 31, 1999                     $99,845                 $76,092                  $23,753
     Year Ended March 31, 1998                      $4,248                  $3,731                   $517

                                             TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
           INVESTORS BOND FUND                     PAYABLE                  WAIVED                 RETAINED

     Year Ended March 31, 1999                     $218,175                $96,856                 $121,319
     Year Ended March 31, 1998                     $120,533                $102,298                 $18,235
     Year Ended March 31, 1997                     $76,562                 $58,271                  $18,291

                                             TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
            TAXSAVER BOND FUND                     PAYABLE                  WAIVED                 RETAINED

     Year Ended March 31, 1999                     $111,354                $97,734                  $13,620
     Year Ended March 31, 1998                     $76,553                 $59,098                  $17,455
     Year Ended March 31, 1997                     $57,010                 $40,248                  $16,762

                                             TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
        MAINE MUNICIPAL BOND FUND                  PAYABLE                  WAIVED                 RETAINED

     Year Ended March 31, 1999                     $96,618                 $74,804                  $21,814
     Year Ended March 31, 1998                     $86,179                 $43,753                  $42,426
     Year Ended March 31, 1997                     $82,456                 $39,581                  $42,875

                                             TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
         NEW HAMPSHIRE BOND FUND                   PAYABLE                  WAIVED                 RETAINED

     Year Ended March 31, 1999                     $50,028                 $36,422                  $13,606
     Year Ended March 31, 1998                     $40,793                 $11,618                  $29,175
     Year Ended March 31, 1997                     $33,317                  $6,539                  $26,778



TABLE 6 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to each Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


                         INVESTORS HIGH                                            MAINE MUNCIPAL     NEW HAMPSHIRE
                         GRADE BOND FUND  INVESTORS BOND FUND    TAXSAVER BOND       BOND FUND          BOND FUND
YEAR ENDED                                                           FUND
March 31, 1999                 $0                 $0                  $0                 $0                $0
March 31, 1998                 $0                 $0                  $0                 $0                $0
March 31, 1997                 $0                 $0                  $0                 $0                $0


TABLE 7 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.



REGULAR BROKER OR        INVESTORS HIGH                                            MAINE MUNCIPAL     NEW HAMPSHIRE
DEALER                   GRADE BOND FUND  INVESTORS BOND FUND    TAXSAVER BOND       BOND FUND          BOND FUND
                                                                     FUND
                               $0                 $0                  $0                 $0                $0
                               $0                 $0                  $0                 $0                $0
                               $0                 $0                  $0                 $0                $0


TABLE 8 - 5% SHAREHOLDERS

The following table lists (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of a Fund, as of July 1, 1999.


                                                                                                 % OF      % OF FUND
FUND/CLASS OF SHARES            NAME AND ADDRESS                               SHARES            CLASS

Investors High Grade
Bond Fund






Investors Bond Fund




TaxSaver Bond Fund




Maine Municipal Bond Fund



New Hampshire Bond Fund






                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS (WITHOUT SALES CHARGES)

The average annual total return without sales charges of each Fund for the period ended March 31, 1999, was as follows.


-------------------- ----------- ------------- --------------- ---------- ---------- ----------- ---------- ------------------
                                               CALENDAR YEAR                                                 SINCE INCEPTION
                     ONE MONTH   THREE MONTHS     TO DATE      ONE YEAR     THREE    FIVE YEARS  TEN YEARS    (ANNUALIZED)
                                                                            YEARS
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
Investors High         0.57%        -0.82%         -0.82%         6.12%      N/A        N/A        N/A            5.70%
Grade
Bond Fund
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
Investors Bond Fund    1.04%        -0.28%         -0.28%        4.45%      7.50%      7.36%       N/A            8.66%
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
TaxSaver Bond Fund     -0.09%       0.45%          0.45%         4.95%      5.94%      6.27%       N/A            7.16%
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
Maine Municipal        -0.08%       0.54%          0.54%         5.19%      6.03%      6.34%       N/A            6.62%
Bond Fund
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------
New Hampshire Bond     -0.10%       0.49%          0.49%         5.61%      6.32%      6.53%       N/A            6.20%
Fund
-------------------- ----------- ------------- --------------- ---------- ---------- ---------- ----------- ------------------

TABLE 2 - TOTAL RETURNS (WITH SALES CHARGES)

The average annual total return with sales charges of each Fund for the period ended March 31, 1999, was as follows.


-------------------------------- -------------- -------------- -------------- ------------------
                                                                               SINCE INCEPTION
                                   ONE YEAR      FIVE YEARS      TEN YEARS      (ANNUALIZED)
-------------------------------- -------------- -------------- -------------- ------------------
Investors High Grade                  2.14%          N/A            N/A             1.90%
Bond Fund
-------------------------------- -------------- -------------- -------------- ------------------
-------------------------------- -------------- -------------- -------------- ------------------
Investors Bond Fund                  0.53%          6.55%           N/A             8.22%
-------------------------------- -------------- -------------- -------------- ------------------
-------------------------------- -------------- -------------- -------------- ------------------
TaxSaver Bond Fund                   1.01%          5.46%           N/A             6.73%
-------------------------------- -------------- -------------- -------------- ------------------
-------------------------------- -------------- -------------- -------------- ------------------
Maine Municipal Bond Fund            2.56%          5.81%           N/A             6.25%
-------------------------------- -------------- -------------- -------------- ------------------
-------------------------------- -------------- -------------- -------------- ------------------
New Hampshire Bond Fund              2.97%          5.99%           N/A             5.77%
-------------------------------- -------------- -------------- -------------- ------------------

                  APPENDIX D - ADDITIONAL ADVERTISING MATERIALS

                             TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over [ ] mutual funds for [ ] different fund managers, with more than [$ ] billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than [ ] professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 8 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible.
Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over $175 billion as of September 30, 1997.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately [$ ] billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately [$ ] billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

                      TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 146 funds with more than $36 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.7 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1 billion in assets under management and $300 million in non-managed custodial accounts. The Payson value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a [$ ] billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established in 1986 to administer mutual funds for independent investment advisers and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities
         *Administration  and  Distribution  Services:  Regulatory,  compliance, expense accounting, budgeting for all funds
         *Fund Accounting Services:  Portfolio valuation,  accounting,  dividend declaration, and tax advice
         *Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades
*Client Assets under Administration and Distribution:  $36.9 billion
*Client Assets Processed by Fund Accounting:  $47.6 billion
*Client Funds under Administration and Distribution:  146 mutual funds  with 219 share classes
 --------------------------------------------------
*International Ventures:
 ----------------------
         Joint  venture  with Bank  Handlowy in Warsaw,  Poland,  using  Forum's
         proprietary   transfer  agency  and  distribution   systems   Off-shore
         investment fund administration, using Bermuda as Forum's center of operations
*Forum Employees:  United States -198, Poland - 61, Bermuda - 3
 ---------------

FORUM CONTACTS:
Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisers, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854
*Assets under Management: [$   ] Billion
*Non-managed Custody  Assets: [$  ] Million
*Client Base: 85% individuals; [  %] institutional
*Owned by [ ] shareholders; [ ] managing directors
*Payson Balanced Fund and  Payson  Value Fund  (administrative  and  shareholder services provided by Forum Financial Group)
*Employees: [ ]

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 1999


                                PAYSON VALUE FUND

                              PAYSON BALANCED FUND


INVESTMENT ADVISER:


         H.M. Payson & Co.
         P.O. Box 31
         One Portland Square
         Portland, Maine 04112

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04101
         (207) 879-0001
         (800) 805-8258


This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 1, 1999, as may be amended from time to time, offering shares of Payson Value Fund and Payson Balanced Fund (the "Funds"), two separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services at the address or telephone number listed above.

                                TABLE OF CONTENTS

         Glossary ..............................................        1
1.       Investment Policies and Risks..........................
2.       Investment Limitations.................................
3.       Performance Data and Advertising.......................
4.       Management.............................................
5.       Portfolio Transactions.................................
6.       Additional Purchase and Redemption Information.........
7.       Taxation ..............................................
8.       Other Matters..........................................
Appendix A - Description of Securities Ratings..................        A-1
Appendix B    Miscellaneous Tables..............................        B-1
Appendix C    Performance Data..................................        C-1
Appendix D    Advertising Matters...............................        D-1

GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Adviser" means H.M. Payson & Co.

         "Board" means the Board of Trustees of the Trust.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, the administrator of each Fund.

         "Fitch" means Fitch IBCA, Inc.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of each Fund's shares.

         "Fund" means each of Payson Value Fund or the Payson Balanced Fund.

         "Moody's" means Moody's Investors Service.

         "NRSRO" means a nationally recognized statistical rating organization.

         "NAV" means net asset value per share.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of each Fund.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS

Each Fund is a diversified series of the Trust. The following discussion supplements the disclosure in the Prospectus for each Fund's investment techniques, strategies and risks. A Fund will make only those investments described below that are in accordance with its investment objectives and policies

A.       SECURITY RATINGS INFORMATION

A Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, Investors High Grade Bond Fund may only invest in debt securities that are considered to be investment grade. Investment grade means rated in the top four long-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality

The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch. Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       EQUITY SECURITIES

1.       GENERAL

COMMON AND PREFERRED STOCK. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

CONVERTIBLE SECURITIES. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

WARRANTS Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

DEPOSITARY  RECEIPTS  A  depositary  receipt  is  a  receipt  for  shares  of  a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

2.       RISKS

COMMON AND PREFERRED STOCK The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

CONVERTIBLE SECURITIES Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.       FIXED-INCOME SECURITIES

1.       GENERAL

Fixed income securities include corporate debt obligations, U.S. Government Securities, municipal securities, mortgage-related securities, asset-backed securities, guaranteed investment contracts, zero coupon securities, variable and floating rate securities, financial institution obligations and participation interests.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (e.g., mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (e.g., Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (e.g., Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (e.g., Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it is not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-RELATED SECURITIES. The principal issuers or guarantors of mortgage-related securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal,  and  FHMLC  guarantees  timely  payment  of  interest  and  ultimate collection of principal of its pass-through securities. Mortgage-related securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-related securities is smaller and less liquid than the market for mortgage-related securities issued by U.S. government issuers.

STRIPPED MORTGAGE-RELATED SECURITIES. Stripped mortgage-related securities are multi-class mortgage-related securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-related securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are multiple-class debt obligations that are fully collateralized by mortgage-related pass-through securities or by pools of mortgages ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.

Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-related securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

VARIABLE AND FLOATING RATE SECURITIES. Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

2.       RISKS

GENERAL. The market value of the interest-bearing fixed income securities held by the Funds will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in a Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Funds may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK. The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund will generally buy debt securities that are rated in the top four long-term rating categories by an NRSRO or in the top two short-term rating categories by an NRSRO. Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix B. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

Each Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Each Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

MORTGAGE-RELATED SECURITIES. The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize mortgage-related securities depends in part upon the ability of the Advisers to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Funds, to the extent they retain the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates then those of their previous investments. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely)
than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, reducing their sensitivity to changes in market interest rates. To the extent that the Funds purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-related securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Funds will not pay any additional fees for credit enhancements for mortgage-related securities, although the credit enhancement may increase the costs of the mortgage-related securities.

C.       OPTIONS AND FUTURES

1.       GENERAL

Each Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing and writing (i.e., selling) covered options on securities in which it invests and on any securities index based in whole or in part on securities in which the Fund may invest. The Funds may also buy and sell stock and bond index futures as well as futures contracts on Treasury bills, Treasury bonds and other financial instruments and may write covered call options and purchase and sell out and call options on those futures contracts. The Fund may only invest in options traded on an exchange or in an over-the-counter market.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell sescurity, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS

The Fund will not hedge more than 30% of its total assets by selling futures contracts, buying put options and writing call options. In addition, the Fund will not buy futures contracts or write put options whose underlying value exceeds 10% of the Funds total assets. The Fund will also not purchase call options if the underlying value of all such options would exceed 5% of the Fund's total assets. The Fund will not enter into futures contracts and options, if immediately thereafter, more than 5% of the Fund's total assets would be in vested in these options or committed to margin on futures contracts.

Each Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain other limitations.

4.       RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

D.       LEVERAGE TRANSACTIONS

1.       GENERAL

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Funds use these investment techniques only when the Adviser believes that the leveraging and the returns available to the Funds from investing the cash will provide investors a potentially higher return.

BORROWING Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. Each Fund may borrow money for any other purpose so long as such borrowings do not exceed 5% of the Fund's total assets. Each Fund may not purchase securities if borrowings for non-temporary or emergency purposes exceed 5% of the Fund's total assets.

Each Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which a Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of a Fund 's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per unit. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

SECURITIES LENDING Each Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Funds may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

D.       CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. A Fund operating under a Core and Gateway(R) structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway(R) structure if it would materially increase costs to a Fund's shareholders.

E.       FOREIGN SECURITIES

Each Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (4) and changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

F.       TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.


                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and the Fund's investment objective, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each  Fund  has  adopted  the  following  investment   limitations,   which  are
fundamental policies of the Fund. Neither Fund may:

1.       BORROWING

         Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

2.       CONCENTRATION

         Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

3.       DIVERSIFICATION

         With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

4.       UNDERWRITING ACTIVITIES

         Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

5.       MAKING LOANS

         Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

6.       PURCHASES AND SALES OF REAL ESTATE

         Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

7.       PURCHASES AND SALES OF COMMODITIES

         Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

8.       ISSUANCE OF SENIOR SECURITIES

         Issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act") and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

9.       OIL, GAS & MINERAL EXPLORATION

         Invest in interests in oil or gas or interests in other mineral exploration or development programs.


B.  NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. Neither Fund may:

1.       BORROWING

         Borrow money or enter into leverage transactions if, as a result, the total of borrowings and liabilities under leverage transactions (other than for temporary or emergency purposes), would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if, the total of borrowings and liabilities under leverage transactions, would exceed an amount equal to 5% of the Fund's total assets.

2.       SECURITIES LENDING

         Lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

3.       ILLIQUID SECURITIES

         Invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

4.       INVESTING FOR CONTROL


         Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.       MARGIN

         Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6.       SHORT SALES

         Sell securities short unless it owns or has the right to obtain seurities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7.       INVESTMENTS IN INVESTMENT COMPANIES

         Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

8.       OPTIONS AND FUTURES

         Hedge more than 30% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) buy futures contracts or write put options whose underlying value exceeds 10% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets. The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.


                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Funds.


1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Funds charge no sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a   =    dividends and interest earned during the period
                  b   =    expenses accrued for the period (net of
                           reimbursements)
                  c   =    the average daily number of shares outstanding during
                           the period that were entitled to receive dividends
                  d   =    the maximum offering price per share on the last day
                           of the period

2.       TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending  redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         A Fund may quote unaveraged or cumulative total returns which reflect a Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT   =    period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                           TOTAL                     AVERAGE                       TOTAL
                           INVESTED       $600       PRICE            $15.17       SHARES      41.81

In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices

4.  MANAGEMENT


A.       TRUSTEES AND OFFICERS


The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,              PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                             PAST 5 YEARS
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,Chairman & President        President,  Forum Financial Group, LLC (a mutual fund services holding
Born:  July 15, 1942                        company)
Two Portland Square                         President, Forum Fund Services, LLC. (Trust's underwriter)
Portland, Maine 04101                       Chairman & President*,  Core Trust (Delaware)  (registered  investment company)
------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                   Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                    Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                     President, Technology Marketing Associates
Born:  July 26, 1942                        (marketing  company  for  small  and  medium  size  businesses  in New
27 Temple Street                            England)
Belmont, MA 02718                           Trustee, Core Trust (Delaware)
------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                  Partner-Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                     Partner-Winthrop, Stimson, Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                         Trustee, Core Trust (Delaware)
New York, NY 10019
------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein,Vice President           General Counsel, Forum Financial Group
Born:                                       Secretary, Forum Fund Services, Inc. (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
Stacey Hong, Treasurer                      Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                         Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------



                                       25




------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,              PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                             PAST 5 YEARS
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Dawn Taylor, Asst. Treasurer                Manager/Senior Tax Specialist, Tax Department,  Forum Financial Group,
Born::  May 14, 1964                        LLC since 1997
Two Portland Square                         Senior Tax Accountant, Pardy Bingham &Burrell during 1997
Portland, Maine 04101                       Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997
------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                  Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                      Vice   President/Associate   General   Counsel,   Smith   Barney  Inc.
Two Portland Square                         (brokerage firm) from 1993 through 1998
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary              Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                        Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended March 31, 1999.

------------------------- ------------------ -------------- ---------------- ----------------------------------
                          Compensation                                       Total Compensation from Trustand
Trustee                   from Trust(1)      Benefits       Retirement       Fund Complex(1)
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
John Y. Keffer                   $0               $0              $0                        $0
------------------------- ------------------ -------------- ---------------- ----------------------------------
Costas Azariadis               $11,200            $0              $0                      $11,200
------------------------- ------------------ -------------- ---------------- ----------------------------------
James C. Cheng                 $12,700            $0              $0                      $12,700
------------------------- ------------------ -------------- ---------------- ----------------------------------
J. Michael Parish              $12,700            $0              $0                      $12,700
------------------------- ------------------ -------------- ---------------- ----------------------------------

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

2.       OWNERSHIP OF ADVISER

The Adviser is a privately-owned company incorporated under the laws of the State of Maine in 1987.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data is for the past three fiscal years.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on not more than 60 days' (but not less than 30 days') written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any mistake of judgment, or in any event whatsoever, except for willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to August 1, 1999, Forum Financial Services, Inc. was the distributor of the each Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. Forum Financial Group, LLC is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold with a sales charges. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares. The aggregate sales charges payable to FFS with respect to each Fund are outlined in the following table:

Table 2 in Appendix B shows the aggregate sales charges paid to FFSI, the amount of sales charge reallowed by FFSI, and the amount of sales charge retained by FFSI. The data is for the past three years (or shorter depending on a Fund's commencement of operations).

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from a Fund at an annual rate of 0.20% of the average daily net assets of each Fund. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FadS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Funds to FadS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 and certain surcharges based upon the number and type of a Fund's portfolio transactions and positions. The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith , gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FacS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is (1) within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FacS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to each Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 plus $18 per shareholder account.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

6.       INDEPENDENT AUDITORS

[Name of Independent Auditors], [Address of Independent Auditors], independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

                            5. PORTFOLIO TRANSACTIONS


A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 6 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented are for the past three fiscal years. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by a Fund.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser in connection with the Funds. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser may do a transaction with a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 7 in Appendix B lists the regular broker and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share plus the applicable sales charge.

Set forth below is an example of the method of computing the offering price of the Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on March 31, 1999.

                             Payson Value Fund             Payson Balanced Fund
                             -----------------             --------------------

Net Asset Value Per Share
Shares Charge, 4.00% of
offering price (4.17% of net
asset value per share)
Offering to Public

The Funds reserve the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is March 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (i.e., net investment income and capital gain net income) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year. These distributions are taxable to you ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduces your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distribution in the form of additional share, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of a Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If you hold shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by a Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally is considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of ordinary its taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If the Fund changes its tax year end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund and amounts retained by a Fund that are designated as undistributed capital gain.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund, distributions from a Fund, the applicability of foreign taxes and related matters.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund, distributions from a Fund, the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Investors Bond Fund                                Payson Balanced Fund
TaxSaver Bond Fund                                 Payson Value Fund
Investors High Grade Bond Fund                     Oak Hall Small Cap Contrarian Fund
Maine Municipal Bond Fund                          Austin Global Equity Fund
New Hampshire Bond Fund                            Polaris Global Value Fund
Daily Assets Government Fund(1)                    Investors Equity Fund
Daily Assets Treasury Obligations Fund(1)          Equity Index Fund
Daily Assets Cash Fund(1)                          Investors Growth Fund
Daily Assets Government Obligations Fund(1)        BIA Small-Cap Growth Fund
Daily Assets Municipal Fund(1)                     BIA Growth Equity Fund



(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and
(2) when the Trustees determine that the matter affect more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the

Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of July 1, 1999, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of a Fund (or of the Trust), the table reflects "N/A" for not applicable.

----------------------------------------------------- ----------------------
                                                      PERCENTAGE OF SHARES
FUND (OR TRUST)                                               OWNED
----------------------------------------------------- ----------------------
The Trust                                                       %
----------------------------------------------------- ----------------------
Payson Value Fund                                               %
----------------------------------------------------- ----------------------
Payson Balanced Fund                                            %
----------------------------------------------------- ----------------------

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of a Fund. Shareholders known by a Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 8 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1999, the following persons beneficially owned 25% or more of the shares of a Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION
  --------------------------------------- ----------------------------------------- ------------------------
                                                                                         PERCENTAGE OF
  SHAREHOLDER                             FUND (OR TRUST)                                SHARES OWNED
  --------------------------------------- ----------------------------------------- ------------------------

  --------------------------------------- ----------------------------------------- ------------------------
                                          Payson Value Fund
  --------------------------------------- ----------------------------------------- ------------------------
                                          Payson Balanced Fund                                 %
  --------------------------------------- ----------------------------------------- ------------------------


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

          The financial statements of Payson Value Fund and of Payson Balanced Fund for the year ended March 31, 1999, which are included in the Annual Report to Shareholders of each Fund, are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.
3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable to the Adviser with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

                                               ADVISORY FEE PAYABLE    ADVISORY FEE WAIVED    ADVISORY FEE RETAINED
PAYSON VALUE FUND
     Year Ended March 31, 1999                       $148,850                $46,719                 $102,131
     Year Ended March 31, 1998                       $131,769                   $0                   $131,769
     Year Ended March 31, 1997                       $92,360                    $0                   $92,360

                                               ADVISORY FEE PAYABLE    ADVISORY FEE WAIVED    ADVISORY FEE RETAINED
PAYSON BALANCED FUND
     Year Ended March 31, 1999                       $140,477                $50,090                 $90,387
     Year Ended March 31, 1998                       $131,512                   $0                   $131.512
     Year Ended March 31, 1997                       $107,243                   $0                   $107,243

TABLE 2 - SALES CHARGES

                                PAYSON VALUE FUND


 FISCAL YEAR ENDED MARCH 31      AGGREGATE SALES CHARGE           AMOUNT RETAINED             AMOUNT REALLOWED
            1999
            1998                         $3,715                        $462                        $3,253

                              PAYSON BALANCED FUND


 FISCAL YEAR ENDED MARCH 31      AGGREGATE SALES CHARGE
                                                                  AMOUNT RETAINED             AMOUNT REALLOWED
            1999
            1998                          $186                         $186                          $0


TABLE 3 - ADMINISTRATION FEES

The following Table shows the dollar amount of fees payable to FAdS with respect to each Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                               ADMINISTRATION FEE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE
PAYSON VALUE FUND                                   PAYABLE                                           RETAINED

     Year Ended March 31, 1999                      $37,213                   $9,758                   $27,455
     Year Ended March 31, 1998                      $32,942                   $28,750                  $4,192
     Year Ended March 31, 1997                      $23,090                   $23,090                    $0

                                                ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
PAYSON BALANCED FUND                                 PAYABLE                   WAIVED                 RETAINED

     Year Ended March 31, 1999                       $46,826                  $29,359                  $17,467
     Year Ended March 31, 1998                       $43,837                  $38,278                  $5,559
     Year Ended March 31, 1997                       $35,748                  $35,748                    $0

TABLE 4 - ACCOUNTING FEES

The following Table shows the dollar amount of fees payable to FAcS with respect to each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                              ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED       ACCOUNTING FEE
             PAYSON VALUE FUND                                                                       RETAINED

     Year Ended March 31, 1999                       $36,000                    $0                   $36,000
     Year Ended March 31, 1998                       $36,000                    $0                   $36,000
     Year Ended March 31, 1997                       $36,000                    $0                   $36,000

                                              ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED       ACCOUNTING FEE
            PAYSON BALANCED FUND                                                                     RETAINED

     Year Ended March 31, 1999                       $38,000                    $0                   $38,000
     Year Ended March 31, 1998                       $37,000                    $0                   $37,000
     Year Ended March 31, 1997                       $37,000                    $0                   $37,000

TABLE 5 - TRANSFER AGENCY FEES

The following table shows the dollar amount of shareholder service fees payable to the Transfer Agent with respect to Shares of each Fund.

                                             TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
            PAYSON VALUE FUND                      PAYABLE                  WAIVED                 RETAINED

     Year Ended March 31, 1999                     $65,203                    $0                    $65,203
     Year Ended March 31, 1998                     $58,869                 $39,896                  $18,973
     Year Ended March 31, 1997                     $45,916                 $27,131                  $18,785

                                             TRANSFER AGENCY FEE     TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
           PAYSON BALANCED FUND                    PAYABLE                  WAIVED                 RETAINED

     Year Ended March 31, 1999                     $77,383                    $0                    $77,383
     Year Ended March 31, 1998                     $73,628                 $53,159                  $20,469
     Year Ended March 31, 1997                     $63,723                 $42,011                  $21,712

TABLE 6 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to each Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                         PAYSON VALUE      PAYSON BALANCED
YEAR ENDED                   FUND               FUND
MARCH 31,
1999                       $34,078             $60,534
1998                       $29,682             $41,370
1997                       $17,303             $37,474

TABLE 7 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

REGULAR BROKER OR DEALER                    VALUE HELD BY PAYSON VALUE FUND      VALUE HELD BY PAYSON BALANCED FUND



TABLE 8 - 5% SHAREHOLDERS

The following table lists (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of a Fund, as of July 1, 1999.

                                                                                                 % OF      % OF FUND
FUND/CLASS OF SHARES            NAME AND ADDRESS                               SHARES            CLASS

Payson Value Fund

Payson Balanced Fund

                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS (WITHOUT SALES CHARGES)

The average annual total return of each Fund for the period ended March 31, 1999, was as follows.

-------------------- ----------- ------------ -------------- ------------ ----------- ----------- ---------- ------------------
                                                CALENDAR                                                      SINCE INCEPTION
                     ONE MONTH      THREE     YEAR TO DATE    ONE YEAR    THREE       FIVE YEARS  TEN YEARS    (ANNUALIZED)
                                   MONTHS                                   YEARS
-------------------- ----------- ------------ -------------- ------------ ----------- ----------- ---------- ------------------
Payson Value Fund      4.10%        0.95%         0.95%        (4.57)%      16.14%      16.35%       N/A          15.65%
-------------------- ----------- ------------ -------------- ------------ ----------- ----------- ---------- ------------------
-------------------- ----------- ------------ -------------- ------------ ----------- ----------- ---------- ------------------
Payson Balanced        2.32%       (4.09)%       (4.09)%       (8.20)%      9.66%       11.21%       N/A          11.05%
Fund
-------------------- ----------- ------------ -------------- ------------ ----------- ----------- ---------- ------------------

                  APPENDIX D - ADDITIONAL ADVERTISING MATERIALS

                             TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over 120 mutual funds for 17 different fund managers, with more than $30 billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than 230 professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has 8 CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible. Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over $175 billion as of September 30, 1997.

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately $1 billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately $1.4 billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

                      TEXT OF PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in 18 funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers 146 funds with more than $36 billion in assets. Forum manages mutual funds for independent investment advisers such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment adviser with approximately $1.7 billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly $1 billion in assets under management and $300 million in non-managed custodial accounts. The Payson value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment adviser, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established in 1986 to administer mutual funds for independent investment advisers and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities
         *Administration and Distribution Services:  Regulatory, compliance, expense accounting, budgeting for all funds
         *Fund Accounting Services:  Portfolio valuation, accounting, dividend declaration, and tax advice
         *Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades
*Client Assets under Administration and Distribution:  $36.9 billion
*Client Assets Processed by Fund Accounting:  $47.6 billion
*Client Funds under Administration and Distribution:  146 mutual funds with 219 share classes
 --------------------------------------------------
*International Ventures:
 ----------------------
         Joint  venture  with Bank  Handlowy in Warsaw,  Poland,  using  Forum's
         proprietary   transfer  agency  and  distribution   systems   Off-shore
         investment fund administration, using Bermuda as Forum's center of operations
*Forum Employees:  United States -198, Poland - 61, Bermuda - 3
 ---------------

FORUM CONTACTS:
Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisers, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. PAYSON & CO.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854 *Assets under Management: $1.15 Billion
*Non-managed Custody  Assets: $388 Million
*Client Base: 85% individuals; 15% institutional
*Owned by 12 shareholders; 12 managing directors
*Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
*Employees: 45

H.M. PAYSON & CO. CONTACT:
Joel Harris, Marketing Coordinator, (207) 772-3761

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999





                            AUSTIN GLOBAL EQUITY FUND


Investment Adviser:


         Austin Investment Management, Inc.
         375 Park Avenue
         New York, New York 10152

Account Information and Shareholder Services:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 041112
         (800) 805-8258
         (207) 879-0001

This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 1, 1999, as may be amended from time to time, offering shares of Austin Global Equity Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services at the address or telephone number listed above.

                                TABLE OF CONTENTS


         Glossary ...............................................................................         1
1.       Investment Policies and Risks...........................................................
2.       Investment Limitations..................................................................
3.       Performance Data and Advertising........................................................
4.       Management..............................................................................
5.       Portfolio Transactions..................................................................
6.       Additional Purchase and Redemption Information..........................................
7.       Taxation ...............................................................................
8.       Other Matters...........................................................................
Appendix A - Description of Securities Ratings...................................................         A-1
Appendix B    Miscellaneous Tables...............................................................         B-1
Appendix C    Performance Data...................................................................         C-1


GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Adviser" means Austin Investment Management, Inc.

         "Board" means the Board of Trustees of the Trust.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of the Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

         "Fitch" means Fitch IBCA, Inc.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

         "Fund" means Austin Global Equity Fund.

         "Moody's" means Moody's Investors Service.

         "NRSRO" means a nationally recognized statistical rating organization.

         "NAV" means net asset value per share.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS

The Fund is a diversified series of the Trust. The following discussion supplements the disclosure in the Prospectus for each Fund's investment techniques, strategies and risks.

A.       SECURITY RATINGS INFORMATION

The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in (1) convertible debt securities that are rated B or higher by Moody's or S&P at the time of purchase and (2) preferred stock rated b or higher by Moody's or B or higher by S&P at the time of purchase. The Fund will limit its investment in convertible securities rated BBB by S&P or bbb by Moody's to 10% of its total assets. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that ethey are of comparable quality to rated securities that the Fund may purchase.

Securities in the lowest permissible rating category are characterized by Moody's as generally lacking characteristics of a desireable investment any by S&P as being predominantly speculative.. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types convertible securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       EQUITY SECURITIES

1.       Common and Preferred Stock

General. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       Convertible Securities

General. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not.

The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       Depositary Receipts

General. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.       FOREIGN SECURITIES FORWARD CONTRACT

1.       General

The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis. The Fund will not have more than 25% of its total assets committee to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Portfolio's investment securities or other assets denominated in that currency.

If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

2.       Risks

Foreign currency transactions involve certain costs and risks. The Fundo incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

D.       OPTIONS AND FUTURES CONTRACTS

1.       General

The Fund may purchase or sell (write) put and call options to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may purchase or sell (write) options on securities, currencies and stock indices. The Fund may also invest in stock index and foreign currency futures contracts and options on those contracts. The Fund may purchase put and call options written by others and may write covered calls. The Fund may not write puts on futures contracts and may only write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Fund may only invest in options that trade on an exchange or over-the-counter.

2.       Options and Futures Strategies

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

Options on Indices. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

Options on Foreign Currency. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security, Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that can not be reflected in the options markets.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security or currency, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       Limitations on Options and Futures Transactions

The Fund will not hedge more than 25% of its total assets by selling futures contracts, buying put options and writing call options. The Fund will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets. The Fund will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets.

The Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by a Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain other limitations.

4.       Risks of Options and Futures Transactions

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

D.   LEVERAGE TRANSACTIONS

1.       General

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Funds use these investment techniques only when the Adviser believes that the leveraging and the returns available to the Funds from investing the cash will provide investors a potentially higher return.

Borrowing The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for any other purpose so long as such borrowings do not exceed 5% of the Fund's total assets. Each Fund may not purchase securities if borrowings for non-temporary or emergency purposes exceed 5% of the Fund's total assets.

The Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which a Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of a Fund 's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per unit. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

Securities Lending Each Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

When-Issued Securities and Forward Commitments The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.   Risks

Leverage creates the risk of magnified capital losses. Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Segregated Accounts. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

E.       ILLIQUID AND RESTRICTED SECURITIES

1.       General

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       Risks

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

F.       FOREIGN SECURITIES


The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (4) and changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable

U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

G.       TEMPORARY DEFENSIVE POSITION

A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.


                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund. The Fund may not:

1.       Borrowing

         Borrow money, except that the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

2.       Concentration

         Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

3.       Diversification

         With respect to 75% of the value of its total assets, purchase securities, other than U.S. Government Securities, of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer, or (b) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

4.       Underwriting Activities

         Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

5.       Make Loans

         Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of debt securities which are otherwise permissible investments.

6.       Purchases and Sales of Real Estate

         Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

7.       Purchases and Sales of Commodities

         Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.       Issuance of Senior Securities

         Issue any senior security(as defined in the 1940 Act), except that (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

B.  NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may not

1.       Borrowing

         Borrow money or enter into leverage transactions if, as a result, the total of borrowings and liabilities under leverage transactions (other than for temporary or emergency purposes), would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if, the total of borrowings and liabilities under leverage transactions, would exceed an amount equal to 5% of the Fund's total assets.

2.       Securities Lending

         Lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

3.       Illiquid Securities

         Invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

4.       Investing for Control

         Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.       Margin

         Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6.       Short Sales

         Sell securities short unless it owns or has the right to obtain seurities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7.       Investments in Investment Companies

         Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

8.       Options and Futures

         Hedge more than 30% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) buy futures contracts or write put options whose underlying value exceeds 10% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets. The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.


                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS


The Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Funds.


1.       SEC Yield

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund charges no sales charges.

Yield is calculated according to the following formula:
                    a - b
         Yield = 2[(------ + 1)6  - 1]
                     cd
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period

2.       Total Return Calculations

The Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund charges no sales charges.

Average Annual Total Return. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
         P   = a hypothetical initial payment of $1,000
         T   = average annual total return
         N   = number of years
         ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

Other Measures of Total Return. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         A Fund may quote unaveraged or cumulative total returns which reflect a Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
         PT =  period total return
         The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                                       Systematic                    Share                    Shares
               Period                  Investment                    Price                   Purchased
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                           Total                     Average                            Total
                           Invested       $600       Price            $15.17            Shares 41.81


In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices

4.  MANAGEMENT


A.       TRUSTEES AND OFFICERS


The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).


------------------------------------------- -----------------------------------------------------------------------
Name, Position with the Trust,              Principal Occupation(s) During
Age and Address                             Past 5 Years
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,Chairman & President        President,  Forum Financial Group, LLC (a mutual fund services holding
Born:  July 15, 1942                        company)
Two Portland Square                         President, Forum Fund Services, LLC. (Trust's underwriter)
Portland, Maine 04101                       Chairman & President*,  Core Trust (Delaware)  (registered  investment company)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                   Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                    Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                     President, Technology Marketing Associates
Born:  July 26, 1942                        (marketing  company  for  small  and  medium  size  businesses  in New
27 Temple Street                            England)
Belmont, MA 02718                           Trustee, Core Trust (Delaware)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                  Partner-Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                     Partner-Winthrop, Stimson, Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                         Trustee, Core Trust (Delaware)
New York, NY 10019
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein,Vice President           General Counsel, Forum Financial Group
Born:                                       Secretary, Forum Fund Services, Inc. (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Stacey Hong, Treasurer                      Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                         Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------


                                       22




------------------------------------------- -----------------------------------------------------------------------
Name, Position with the Trust,              Principal Occupation(s) During
Age and Address                             Past 5 Years
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Dawn Taylor, Asst. Treasurer                Manager/Senior Tax Specialist, Tax Department,  Forum Financial Group,
Born::  May 14, 1964                        LLC since 1997
Two Portland Square                         Senior Tax Accountant, Pardy Bingham &Burrell during 1997
Portland, Maine 04101                       Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                  Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                      Vice   President/Associate   General   Counsel,   Smith   Barney  Inc.
Two Portland Square                         (brokerage firm) from 1993 through 1998
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary              Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                        Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------


B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended March 31, 1999.


------------------------- ------------------ -------------- ---------------- ----------------------------------
                          Compensation                                       Total Compensation from Trustand
Trustee                   from Trust(1)      Benefits       Retirement       Fund Complex(1)
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
John Y. Keffer                   $0               $0              $0                        $0
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
Costas Azariadis               $11,200            $0              $0                      $11,200
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
James C. Cheng                 $12,700            $0              $0                      $12,700
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
J. Michael Parish              $12,700            $0              $0                      $12,700
------------------------- ------------------ -------------- ---------------- ----------------------------------


C.       INVESTMENT ADVISER

1.       Services of Adviser
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

2.       Ownership of Adviser

The Adviser is a privately-owned company controlled by Peter A. Vlachos.

3.       Fees

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in theFund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data is for the past three fiscal years.

4.       Other Provisions of Adviser's Agreement

The Adviser's agreement remains in effect for a period of one years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, for any loss arising out of any investment, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       Distributor; Services and Compensation of Distributor

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. Forum Financial Group, LLC is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of each Fund's shares. The aggregate sales charges payable to FFS with respect to each Fund are outlined in the following table:

Table 2 in Appendix B shows the aggregate sales charges paid to FFSI, the amount of sales charge reallowed by FFSI, and the amount of sales charge retained by FFSI. The data is for the past three years (or shorter depending on a Fund's commencement of operations).

2.       Other Provisions of Distributor's Agreement

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in a Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       Administrator

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from a Fund at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FadS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Funds to FadS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years.

2.       Fund Accountant

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 and certain surcharges based upon the number and type of a Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith , gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FacS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is (1) within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FacS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years.

3.       Transfer Agent

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to each Fund annual fee of $12,000 plus $18 per shareholder account.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years.

4.       Custodian

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       Legal Counsel

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

6.       Independent Auditors

{Name of Independent Auditor], [Address of Independent Auditor], independent auditors, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund' tax returns.

5.  PORTFOLIO TRANSACTIONS


A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

A.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented are for the past three fiscal years. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by a Fund.


B.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       Obtaining Research from Brokers

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser may do a transaction with a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       Transactions Through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       Portfolio Turnover

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular broker and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.


                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAs/UTMAs

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       Purchases Through Financial Institutions

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       Redemption-In-Kind

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year end of each Fund is March 31 (the same as the Fund's fiscal year end).

1.       Meaning of Qualification

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions may not qualify fro the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduces your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distribution in the form of additional share, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of the Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (an short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund and amounts retained by the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S.
corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       General Information

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Investors Bond Fund                                Oak Hall Small Cap Contrarian Fund
TaxSaver Bond Fund                                 Austin Global Equity Fund
Investors High Grade Bond Fund                     Polaris Global Value Fund
Maine Municipal Bond Fund                          Investors Equity Fund
New Hampshire Bond Fund                            Equity Index Fund
Daily Assets Government Fund(1)                    Small Company Opportunities Fund
Daily Assets Treasury Obligations Fund(1)          International Equities Fund
Daily Assets Cash Fund(1)                          Emerging Markets Fund
Daily Assets Government Obligations Fund(1)        Investors Growth Fund
Daily Assets Municipal Fund(1)                     BIA Small-Cap Growth Fund
Payson Value Fund                                  BIA Growth Equity Fund
Payson Balanced Fund


(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and
(2) when the Trustees determine that the matter affect more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       Certain Reorganization Transactions

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of July 1, 1999, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of a Fund (or of the Trust), the table reflects "N/A" for not applicable.

                                                            Percentage of Shares
           Fund (or Trust)                                          Owned
           The Trust                                                   %
           Austin Global Equity Fund                                   %

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by a Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1999, the following persons beneficially owned 25% or more of the shares of a Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

Controlling Person Information

----------------------------------------------------- ----------------
                                                       Percentage of
                                                       Shares Owned
Shareholder
----------------------------------------------------- ----------------
----------------------------------------------------- ----------------

----------------------------------------------------- ----------------
----------------------------------------------------- ----------------
                                                             %
----------------------------------------------------- ----------------

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

Financial Statements

The financial statements of Austin Global Equity Fund for the year ended March 31, 1999, which are included in the Annual Report to Shareholders of each Fund, are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       Moody's Investors Service

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       Standard and Poor's Corporation

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.
3.       Duff & Phelps Credit Rating Co.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       Fitch IBCA, Inc.

         Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD Default. Securities are not meeting current obligation and DD, D are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       Moody's Investors Service

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       Standard & Poor's

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       Moody's Investors Service

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
o         Leading market positions in well-established industries.
o         High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not
Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       Standard and Poor's

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       Fitch IBCA, Inc.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES

Table 1 - Investment Advisory Fees

The following Table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.


                                               Advisory Fee Payable    Advisory Fee Waived    Advisory Fee Retained
Austin Global Equity Fund
     Year Ended March 31, 1999                       $274,672                   $0                   $274,672
     Year Ended March 31, 1998                       $195,053                $24,463                 $170,590
     Year Ended March 31, 1997                       $118,156                $69,562                 $48,594



Table 2 - Administration Fees

The following Table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.


                                               Administration Fee    Administration Fee Waived   Administration Fee
Austin Global Equity Fund                           Payable                                           Retained

     Year Ended March 31, 1999                      $45,779                     $0                     $45,779
     Year Ended March 31, 1998                      $32,509                     $0                     $32,509
     Year Ended March 31, 1997                      $19,693                     $0                     $19,693


Table 3 - Accounting Fees

The following Table shows the dollar amount of fees payable to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.


                                              Accounting Fee Payable  Accounting Fee Waived       Accounting Fee
         Austin Global Equity Fund                                                                   Retained

     Year Ended March 31, 1999                       $36,000                    $0                   $36,000
     Year Ended March 31, 1998                       $36,000                    $0                   $36,000
     Year Ended March 31, 1997                       $27,000                    $0                   $27,000



Table 4 - Transfer Agency Fees

The following table shows the dollar amount of shareholder service fees payable to the Transfer Agent with respect to Shares of the Fund.


                                                       Transfer Agency      Transfer Agency    Transfer Agency Fee
             Austin Global Equity Fund                   Fee Payable          Fee Waived             Retained

     Year Ended March 31, 1999                             $19,647                $0                 $19,647
     Year Ended March 31, 1998                             $25,482                $0                 $25,482
     Nine Months Ended March 31, 1997                      $20,781                $0                 $20,781


Table 5 - Commissions

The following table shows the aggregate brokerage commissions with respect to the Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


Austin Global Equity Fund                       March 31, 1999          March 31, 1998          March 31, 1997
                                                  $26,205                  $19,974                  $11,976



Table 6 - Securities of Regular Brokers or Dealers

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

Regular Broker Dealer                                      Value Held



Table 7 - 5% Shareholders

The following table lists (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of July 1, 1999.


  Austin Global Equity Fund       Name and Address                               Shares             % of Fund




                          APPENDIX C - PERFORMANCE DATA

Table 1 - Total Returns

The average annual total return without sales charges of the Fund for the period ended March 31, 1999, was as follows.


---------------------- ----------- ------------- -------------- ---------- ----------- ----------- ------------------
                                                   Calendar                                         Since Inception
Austin Global Equity   One Month   Three Months  Year to Date   One Year   Three       Five Years    (annualized)
        Fund                                                                 Years
---------------------- ----------- ------------- -------------- ---------- ----------- ----------- ------------------
                         2.73%       (0.36)%        (0.36)%       9.51%      18.46%      17.08%         15.77%
---------------------- ----------- ------------- -------------- ---------- ----------- ----------- ------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 1999




                       OAK HALL SMALL CAP CONTRARIAN FUND


FUND INFORMATION:

         Forum Funds
         Two Portland Square
         Portland, Maine 04101
         (800) 625-4255
`        (207) 879-0001
         http://www.oakhallfund.com

INVESTMENT ADVISER:


         Oak Hall Capital Advisors, L.P.
         122 East 42nd Street
         New York, New York 10005
         (212) 455-9600

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O Box 446
         Portland, Maine 04112
         (800) 625-4255
`        (207) 879-0001


This Statement of Additional Information or SAI supplements the Prospectuses dated August 1, 1999 as may be amended from time to time, offering shares of Oak Hall Small Cap Contrarian Fund (the "Fund"), a series of Forum Funds (the "Trust"), a registered open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectus may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

The financial statements for the Fund for the year ended March 30, 1999, included in the Annual Report to shareholders, are incorporated into this SAI by reference.

                                TABLE OF CONTENTS

         Glossary ......................................................
1.       Investment Policies and Risks..................................
2.       Investment Limitations.........................................
3.       Performance Data and Advertising...............................
4.       Management.....................................................
5.       Portfolio Transactions.........................................
6.       Additional Purchase and Redemption Information.................
7.       Taxation ......................................................
8.       Other Matters..................................................
Appendix A - Description of Securities Ratings..........................
Appendix B - Miscellaneous Tables.......................................
Appendix C - Performance Data...........................................

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Oak Hall(R) Capital Advisors, L.P.

"Board" means the Board of Trustees of the Trust.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of the Fund's assets.

"FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

"Fitch" means Fitch IBCA, Inc.

"FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

"FFS" means Forum Fund Services, LLC, distributor of the Fund's shares.

"Fund" means Oak Hall Small Cap Contrarian Fund.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, A Division of the McGraw Hill Company.

"Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Fund.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS

The  Fund  is a  diversified  series  of the  Trust.  The  following  discussion
supplements  the  disclosure  in  the  Prospectus  for  the  Fund's   investment
techniques, strategies and risks.

A.       SECURITY RATINGS INFORMATION

The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in (1) convertible debt securities that are rated B or higher by Moody's or S&P at the time of purchase and (2) convertible preferred stock rated b or higher by Moody's or B or higher by S&P at the time of purchase. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.

Securities in the lowest permissible rating category are characterized by Moody's as generally lacking characteristics of a desireable investment any by S&P as being predominantly speculative. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types convertible securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.       FOREIGN SECURITIES FORWARD CONTRACTS

1.       GENERAL

The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis. The Fund will not have more than 25% of its total assets committee to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Portfolio's investment securities or other assets denominated in that currency.

If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

2.       RISKS

Foreign currency transactions involve certain costs and risks. The Fundo incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

D.       OPTIONS AND FUTURES CONTRACTS

1.       GENERAL

The Fund may purchase or sell (write) put and call options to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may purchase or sell (write) options on securities, currencies and stock indices. The Fund may also invest in stock index and foreign currency futures contracts and options on those contracts. The Fund may purchase put and call options written by others and may write covered calls. The Fund may not write puts on futures contracts and may only write covered put options on securities, foreign currencies and stock indices to effect closing transactions. The Fund may only invest in options that trade on an exchange or over-the-counter.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security, Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that can not be reflected in the options markets.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security or currency, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS

The Fund will not hedge more than 25% of its total assets by selling futures contracts, buying put options and writing call options. The Fund will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets. The Fund will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets.

The Fund will only invest in futures and options contracts after providing notice to its shareholders and filing a notice of eligibility (if required) and otherwise complying with the requirements of the Commodity Futures Trading Commission ("CFTC"). The CFTC's rules provide that the Funds are permitted to purchase such futures or options contracts only (1) for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in the alternative with respect to each long position in a futures or options contract entered into by the Fund, the underlying commodity value of such contract at all times does not exceed the sum of cash, short-term United States debt obligations or other United States dollar denominated short-term money market instruments set aside for this purpose by the Fund, accrued profit on the contract held with a futures commission merchant and cash proceeds from existing Fund investments due in 30 days; and (2) subject to certain other limitations.

4.       RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

D.       LEVERAGE TRANSACTIONS

1.       GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Funds use these investment techniques only when the Adviser believes that the leveraging and the returns available to the Funds from investing the cash will provide investors a potentially higher return.

BORROWING The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for any other purpose so long as such borrowings do not exceed 5% of the Fund's total assets. The Fund may not purchase securities if borrowings for non-temporary or emergency purposes exceed 5% of the Fund's total assets.

The Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of the Fund 's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per unit. The Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

SECURITIES LENDING THE Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

E.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

F.       FOREIGN SECURITIES


The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (4) and changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict. Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

G.       TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund. The Fund may not:

1.       ISSUANCE OF SENIOR SECURITIES

         Issue any senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act"), except that: (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth in the prospectus, the Fund may borrow money as authorized by the 1940.

2.       BORROWING

         Borrow money, except that the Fund may enter into commitments to purchase securities in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of the Fund's total assets.

3.       UNDERWRITING ACTIVITIES

         Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the Securities Act of 1933.

4.       CONCENTRATION

         Purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would comprise 25% or more of the value of its total assets.

5.       PURCHASES AND SALES OF REAL ESTATE

         Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

6.       PURCHASES AND SALES OF COMMODITIES

         Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities

7.       MAKING LOANS

         Make loans to other persons except for the purchase of debt  securities
         that  are  otherwise  permitted   investments  or  loans  of  portfolio
         securities through the use of repurchase agreements.

8.       DIVERSIFICATION

         Purchase a security if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or
         (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only with respect to 75% of the Fund's total assets and does not apply to U.S. Government Securities.

9.       PLEDGING

         Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by the Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

B.       NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund. The Fund may not:

1.       BORROWING

         Borrow money or enter into leverage transactions if, as a result, the total of borrowings and liabilities under leverage transactions (other than for temporary or emergency purposes), would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if, the total of borrowings and liabilities under leverage transactions, would exceed an amount equal to 5% of the Fund's total assets.

2.       SECURITIES LENDING

         Lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

3.       ILLIQUID SECURITIES

         Invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

4.       INVESTING FOR CONTROL

         Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.       MARGIN

         Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6.       SHORT SALES

         Sell securities short unless it owns or has the right to obtain seurities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

7.       INVESTMENTS IN INVESTMENT COMPANIES

         Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

8.       OPTIONS AND FUTURES

         Hedge more than 25% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets. The Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o         The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Funds.

1.       SEC YIELD

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in the Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.
The Fund charges no sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd


         Where:
                 a   =   dividends and interest earned during the period
                 b   =   expenses accrued for the period (net of reimbursements)
                 c   =   the average daily number of shares outstanding during
                         the period that were entitled to receive dividends
                 d   =   the maximum offering price per share on the last day of
                         the period



2.       TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.
The Fund charges no sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a
                                    hypothetical $1,000 payment made at
                                    the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns which reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                           Total                     Average                    Total
                           INVESTED          $600    PRICE              $15.17          SHARES 41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

                                  4. MANAGEMENT

A.       TRUSTEES AND OFFICERS


                  The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940
                                    Act)  of  the  Trust  is   indicated  by  an
                                    asterisk (*).

------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,              PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                             PAST 5 YEARS
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,Chairman & President        President,  Forum Financial Group, LLC (a mutual fund services holding
Born:  July 15, 1942                        company)
Two Portland Square                         President, Forum Fund Services, LLC. (Trust's underwriter)
Portland, Maine 04101                       Chairman & President*,  Core Trust (Delaware)  (registered  investment company)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                   Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                    Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                     President, Technology Marketing Associates
Born:  July 26, 1942                        (marketing  company  for  small  and  medium  size  businesses  in New
27 Temple Street                            England)
Belmont, MA 02718                           Trustee, Core Trust (Delaware)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                  Partner-Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                     Partner-Winthrop, Stimson, Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                         Trustee, Core Trust (Delaware)
New York, NY 10019
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein,Vice President           General Counsel, Forum Financial Group
Born:                                       Secretary, Forum Fund Services, Inc. (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Stacey Hong, Treasurer                      Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                         Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,              PRINCIPAL OCCUPATION(S) DURING
AGE AND ADDRESS                             PAST 5 YEARS
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Dawn Taylor, Asst. Treasurer                Manager/Senior Tax Specialist, Tax Department,  Forum Financial Group,
Born::  May 14, 1964                        LLC since 1997
Two Portland Square                         Senior Tax Accountant, Pardy Bingham &Burrell during 1997
Portland, Maine 04101                       Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                  Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                      Vice   President/Associate   General   Counsel,   Smith   Barney  Inc.
Two Portland Square                         (brokerage firm) from 1993 through 1998
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary              Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                        Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

                  Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended March 31, 1999.

------------------------- ------------------ -------------- ---------------- ----------------------------------
                          Compensation                                       Total Compensation from Trustand
Trustee                   from Trust(1)      Benefits       Retirement       Fund Complex(1)
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
John Y. Keffer                   $0               $0              $0                        $0
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
Costas Azariadis               $11,200            $0              $0                      $11,200
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
James C. Cheng                 $12,700            $0              $0                      $12,700
------------------------- ------------------ -------------- ---------------- ----------------------------------
------------------------- ------------------ -------------- ---------------- ----------------------------------
J. Michael Parish              $12,700            $0              $0                      $12,700
------------------------- ------------------ -------------- ---------------- ----------------------------------

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       OWNERSHIP OF ADVISER

The Adviser was incorporated under the laws of the state of New York in 1984 and is a wholly owned subsidiary of American Securities Holding Corporation ("ASHC"). ASHC is wholly owned by a trust, the beneficaries of which are members of the William Rosenwald family.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in theFund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data is for the past three fiscal years.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of one years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, for any loss arising out of any investment, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. Forum Financial Group, LLC is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares. FFS does not receive a fee for its distribution services.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for its distribution services Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. The aggregate sales charges payable to FFS with respect to the Fund are outlined in the following table:

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FadS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Funds to FadS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund (and class) and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000 and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith , gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FacS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating the Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is (1) within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FacS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to the Fund annual fee of $12,000 plus $18 per shareholder account.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

6.       INDEPENDENT AUDITORS

[Name of Independent Auditor], [Address of Independent Auditor], independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund' tax returns.

                            5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

A.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to the Fund. The data presented are for the past three fiscal years. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by the Fund.


B.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser may do a transaction with a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular broker and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers.
Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is March 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions may not qualify fro the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduces your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distribution in the form of additional share, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of the Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (an short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund and amounts retained by the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Investors Bond Fund                                  Payson Value Fund
TaxSaver Bond Fund                                   Payson Balanced Fund
Investors High Grade Bond Fund                       Oak Hall Small Cap Contrarian Fund
Maine Municipal Bond Fund                            Austin Global Equity Fund
New Hampshire Bond Fund                              Polaris Global Value Fund
Daily Assets Government Fund(1)                      Investors Equity Fund
Daily Assets Treasury Obligations Fund(1)            Equity Index Fund
Daily Assets Cash Fund(1)                            Investors Growth Fund
Daily Assets Government Obligations Fund(1)          BIA Small-Cap Growth Fund
Daily Assets Municipal Fund(1)                       BIA Growth Equity Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and
(2) when the Trustees determine that the matter affect more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.
There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under

Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of July 1, 1999, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of the Fund (or of the Trust), the table reflects "N/A" for not applicable.

----------------------------------------------------- ----------------------
                                                      PERCENTAGE OF SHARES
FUND (OR TRUST)                                               OWNED
----------------------------------------------------- ----------------------
----------------------------------------------------- ----------------------
The Trust                                                       %
----------------------------------------------------- ----------------------
----------------------------------------------------- ----------------------
Austin Global Equity Fund                                       %
----------------------------------------------------- ----------------------

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1999, the following persons beneficially owned 25% or more of the shares of the Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

----------------------------------------------------- ----------------
                                                       PERCENTAGE OF
                                                       SHARES OWNED
SHAREHOLDER
----------------------------------------------------- ----------------
----------------------------------------------------- ----------------

----------------------------------------------------- ----------------
----------------------------------------------------- ----------------
                                                             %
----------------------------------------------------- ----------------

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

FINANCIAL STATEMENTS

The financial statements of Austin Global Equity Fund for the year ended March 31, 1999, which are included in the Annual Report to Shareholders of the Fund, are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS


A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.
3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

Aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o         Leading market positions in well-established industries.
o         High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.


                                               ADVISORY FEE PAYABLE    ADVISORY FEE WAIVED    ADVISORY FEE RETAINED

     Year Ended March 31, 1999                       $38,224                 $38,224                    $0
     Year Ended March 31, 1998                       $49,135                 $49,135                    $0
     Year Ended March 31, 1997                       $54,263                 $54,263                    $0

TABLE 2 - ADMINISTRATION FEES

The following Table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                               ADMINISTRATION FEE       ADMINISTRATION FEE      ADMINISTRATION FEE
                                                     PAYABLE                  WAIVED                 RETAINED
     Year Ended March 31, 1999                       $12,741                    $0                   $12,741
     Year Ended March 31, 1998                       $16,378                    $0                   $16,378
     Year Ended March 31, 1997                       $18,088                    $0                   $18,088


TABLE 3 - ACCOUNTING FEES

The following Table shows the dollar amount of fees payable to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                                  ACCOUNTING FEE      ACCOUNTING FEE WAIVED       ACCOUNTING FEE
                                                                                                     RETAINED
     Year Ended March 31, 1999                       $39,000                    $0                   $39,000
     Year Ended March 31, 1998                       $41,000                    $0                   $41,000
     Year Ended March 31, 1997                       $30,000                    $0                   $30,000


TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of shareholder service fees payable to the Transfer Agent with respect to Shares of the Fund.


                                                        TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                          FEE PAYABLE          FEE WAIVED          FEE RETAINED
     Year Ended March 31, 1999                              $17,599                $0                 $17,599
     Year Ended March 31, 1998                              $18,095                $0                 $18,095
     Nine Months Ended March 31, 1997                       $16,755                $0                 $16,755


TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to the Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

  MARCH 31, 1999      MARCH 31, 1998       MARCH 31, 1997
     $31,367              $26,268              $66,316


TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

REGULAR BROKER OR DEALER                                           VALUE HELD
                                                                       $0


TABLE 7 - 5% SHAREHOLDERS

The following table lists (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of July 1, 1999.

                                                             % OF      % OF
NAME AND ADDRESS                          SHARES            CLASS      FUND

                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS

The average annual total return of the Fund for the period ended March 31, 1999, was as follows.


                              CALENDAR                                              SINCE INCEPTION
  ONE MONTH       THREE     YEAR TO DATE     ONE YEAR      THREE        FIVE YEARS     (ANNUALIZED)
                 MONTHS                                    YEARS
    6.26%        (8.80)%       (8.80)%       (22.30)%      6.21%        5.16%           10.02%


                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999





                              INVESTORS GROWTH FUND



Investment Adviser:


         Forum Investment Advisors, LLC
         Two Portland Square
         Portland, Maine 04101

Account Information and Shareholder Services:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 94FORUM
         (800) 943-6786
         (207) 879-0001



This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 1, 1999, as may be amended from time to time, offering shares of Investors Growth Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services at the address or telephone number listed above.



                                TABLE OF CONTENTS


         Glossary ...............................................................................         1
1.       Investment Policies and Risks...........................................................
2.       Investment Limitations..................................................................
3.       Performance Data and Advertising........................................................
4.       Management..............................................................................
5.       Portfolio Transactions..................................................................
6.       Additional Purchase and Redemption Information..........................................
7.       Taxation ...............................................................................
8.       Other Matters...........................................................................


Appendix A    Description of Securities Ratings..................................................         A-1
Appendix B    Miscellaneous Tables...............................................................         B-1
Appendix C    Performance Data...................................................................         C-1

Appendix D    Advertising Matters................................................................         D-1


GLOSSARY


As used in this SAI, the following terms have the meanings listed.

   "Adviser" means Forum Investment Advisors, LLC.

   "Board" means the Board of Trustees of the Trust.

   "Code" means the Internal Revenue Code of 1986, as amended.

   "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

   "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

   "Fitch" means Fitch IBCA, Inc.

   "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

   "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

   "Fund" means Investors Growth Fund.

   "Moody's" means Moody's Investors Service.

   "NRSRO" means a nationally recognized statistical rating organization.

   "NAV" means net asset value per share.

   "SEC" means the U.S. Securities and Exchange Commission.

   "S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

   "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

   "Trust" means Forum Funds.

   "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

   "1933 Act" means the Securities Act of 1933, as amended.

   "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS


The  Fund  is a  diversified  series  of the  Trust.  The  following  discussion
supplements   the  disclosure  in  the  Prospectus  of  the  Fund's   investment
techniques, strategies and risks.


A.       EQUITY SECURITIES

1.       Common and Preferred Stock

General. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       Convertible Securities

General. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Risks. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       Warrants

General. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 5% of the value of its total assets.

Risks. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise.
If the warrant is not exercised within the specified time period, it becomes worthless.

4.       Depositary Receipts

General. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

Risks. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds. The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations often include the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

C.       ILLIQUID AND RESTRICTED SECURITIES

1.       General

The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       Risks

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

D.       FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

E.       BORROWING

1.       General

The Fund may borrow money in amounts up to 33 1/3 percent of the Fund's total assets for, among other things, the purchase of securities. When the Fund borrows money, it will set aside segregated assets to cover its obligations under the loan. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan, and secure a profit.

2.       Risks

The use of borrowing involves special risks, including magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on the Fund's investment portfolio, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on what percentage of the Fund's portfolio has been used as collateral for the loan. The greater the percentage borrowed, the greater potential of gain or loss to the Fund.

To help minimize the risks associated with borrowing, the Fund will set aside and maintain, in a segregated account, segregated assets. The account's value, which is marked to market daily, will be at least equal to the Fund's margin commitments.

F.       LENDING FUND SECURITIES

The Fund may lend Fund securities in an amount up to 33-1/3% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) that the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund will not lend portfolio securities to any officer, director, employee or affiliate of the Fund or the Adviser.

G.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. The Fund operating under a Core and Gateway(R) structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway(R) structure if it would materially increase costs to the Fund's shareholders.

H.       OTHER INVESTMENTS

1.       When-Issued Securities and Forward Commitments

The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements delayed beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no dividends or interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices inferior to the current market values.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of the Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

The Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities (as defined in the Prospectus) and other liquid assets in an amount at least equal to its commitments to purchase securities on a when-issued or forward commitment basis.

2.       Securities of Investment Companies

The Fund may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. Under normal circumstances, the Fund intends to invest less than 5% of the value of its net assets in the securities of other investment companies. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, the Fund would bear its pro rata portion of the other investment company's expenses (including fees).

3.       Repurchase Agreements

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

The Fund may be exposed to the risks of financial failure or insolvency of another party. To help reduce those risks, the Adviser, subject to the Board's supervision, monitor and evaluate the creditworthiness of counterparties to the Fund's transactions and intend to enter into a transaction only when they believe that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund, including the Fund's investment objective of long-term capital appreciation, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

         The Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

         The Fund:

1.       Diversification

         May, with respect to 75% of its assets, purchase a security if as a result: (i) more than 5% of its assets would be invested in the securities of any single issuer or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.

2.       Illiquid Securities

         Will not invest more than 15% of its net assets in "illiquid securities", which are securities that cannot be disposed of within seven days at their then current value. For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below, (i) "restricted securities", which are securities that cannot be resold to the public without registration under the Federal securities laws, and (ii) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.

3.       Concentration

         Will not Invest 25% or more of the value of its total assets in any one industry.

4.       Underwriting Activities

         Will not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

5.       Borrowing

         May borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).

6.       Margin and Short Sales

         May not purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies. The Fund may not sell securities short.

7.       Investing for Control

         May not make investments for the purpose of exercising control or management.


8.       Real Estate


         May not purchase or sell real estate, provided that the Fund may invest in securities issued by companies which invest in real estate or interests therein.


9.       Lending


         Will not lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase; the Fund may also make loans of portfolio securities and enter into repurchase agreements.

10.      Senior Securities

         Will not issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act") and except that the Fund may borrow money subject to investment limitations specified in the Fund's Prospectus.

11.      Purchases and Sales of Commodities

         Will not invest in commodities or commodity contracts (other than Hedging Instruments which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract).

12.      Options and Futures Contracts

         May not purchase or write puts or calls except as permitted by any of its other fundamental investment policies.

13.      Warrants

         May not invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Fund's net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value).

B.  NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment limitation that may be changed by the Board without shareholder approval. The Fund may not:


1.       Borrowing

        The Fund may not purchase or otherwise acquire any security if, the total of borrowings and liabilities under leverage transactions, would exceed an amount equal to 5% of the Fund's total assets.

2.       Investments in Investment Companies

        The Fund may not invest in the securities of any investment company except to the extent permitted by the 1940 Act.

                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for the Funds.


1.       SEC Yield

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in the Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

Yield is calculated according to the following formula:
                     a - b     6
         Yield = 2[(------ + 1)  - 1]
                      cd
         Where:
                  a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
                  c  = the average  daily  number of shares  outstanding  during the period that were  entitled to receive dividends
                  d  = the maximum offering price per share on the last day of the period

2.       Total Return Calculations

The Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

Average Annual Total Return. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
         P   =  a hypothetical initial payment of $1,000
         T   =  average annual total return
         N   =  number of years
         ERV =  ending redeemable  value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

Other Measures of Total Return. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns which reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration the Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
         PT  =  period total return
         The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:



                                       Systematic                    Share                    Shares
               Period                  Investment                    Price                   Purchased
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                           Total                  Average                            Total
                           Invested       $600    Price              $15.17          Shares    41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices

                                  4. MANAGEMENT

A.       TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.


------------------------------------------- -----------------------------------------------------------------------
Name, Position with the Trust,              Principal Occupation(s) During
Age and Address                             Past 5 Years
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

John Y. Keffer*, Chairman & President       President, Forum Financial Group, LLC (a mutual fund services holding
Born:  July 15, 1942                        company)
Two Portland Square                         President, Forum Fund Services, LLC (Trust's underwriter)
Portland, Maine 04101                       Chairman & President, Core Trust (Delaware) (registered investment company)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

Costas Azariadis, Trustee                   Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                    Trustee, Core Trust (Delaware)
Department of Economics
University of California

Los Angeles, CA 90024
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                     President, Technology Marketing Associates
Born:  July 26, 1942                        (marketing company for small and medium size businesses in New
27 Temple Street                            England)
Belmont, MA 02718                           Trustee, Core Trust (Delaware)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

J. Michael Parish, Trustee                  Partner,Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                     Partner,Winthrop, Stimson, Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                         Trustee, Core Trust (Delaware)

New York, NY 10019
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein,Vice President           General Counsel, Forum Financial Group, LLC
Born: August 3, 1961                        Secretary, Forum Fund Services, LLC (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Stacey Hong, Treasurer                      Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                         Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

Dawn Taylor, Asst. Treasurer                Manager/Senior Tax Specialist, Tax Department,  Forum Financial Group,
Born:  May 14, 1964                         LLC since 1997
Two Portland Square                         Senior Tax Accountant, Pardy Bingham & Burrell during 1997
Portland, Maine 04101                       Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                  Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                      Vice President/Associate General Counsel, Smith Barney Inc.
Two Portland Square                         (brokerage firm) from 1993 through 1998
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary              Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                        Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended March 31, 1999.


---------------------- ---------------- ------------ ----------------- -------------------------------------
                       Compensation                                    Total Compensation from Trust
Trustee                from Trust       Benefits     Retirement        and Core Trust (Delaware)
---------------------- ---------------- ------------ ----------------- -------------------------------------
John Y. Keffer               $0             $0              $0                          $0
---------------------- ---------------- ------------ ----------------- -------------------------------------
Costas Azariadis           $11,200          $0              $0                       $11,200
---------------------- ---------------- ------------ ----------------- -------------------------------------
James C. Cheng             $12,700          $0              $0                       $12,700
---------------------- ---------------- ------------ ----------------- -------------------------------------
J. Michael Parish          $12,700          $0              $0                       $12,700
---------------------- ---------------- ------------ ----------------- -------------------------------------

C.       INVESTMENT ADVISER

1.       Services of Adviser

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       Ownership of Adviser

The Adviser is 99% owned by Forum Trust, LLC and 1% owned by Forum Holdings Corp. I, both of which are mutual fund services holding companies controlled by John Y. Keffer, Chairman and President of the Trust. Forum Investment Advisors, LLC is registered as an investment adviser with the SEC under the 1940 Act.

3.       Fees

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data is for the past three fiscal years.

4.       Other Provisions of Adviser's Agreement

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding the Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any mistake of judgment or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       Distributor; Services and Compensation of Distributor

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to August 1, 1999, Forum Financial Services, Inc. was the distributor of the each Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. Forum Financial Group, LLC is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares. Table 2 in Appendix B shows the aggregate sales charges paid to FFSI, the amount of sales charge reallowed by FFSI, and the amount of sales charge retained by FFSI. The data is for the past three years (or shorter depending on a Fund's commencement of operations).

2.       Other Provisions of Distributor's Agreement

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       Administrator

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate of 0.20% of the average daily net assets of the Fund. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.


Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years.


2.       Fund Accountant

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000 with certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.


Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating the Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is (1) within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.


Table 4 in Appendix B shows the dollar amount of the fees payable by the Fund to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years.

3.       Transfer Agent

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 and $18 per shareholder account.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Fund to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years.

4.       Custodian

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       Legal Counsel

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

6.       Independent Auditors


[Name of Auditors], [Address of Auditor], independent auditors, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.


                            5. PORTFOLIO TRANSACTIONS


A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 6 in Appendix B shows the aggregate brokerage commissions with respect to the Fund. The data presented are for the past three fiscal years. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by the Fund.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       Obtaining Research from Brokers

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal data bases.

Occasionally, the Adviser may do a transaction with a broker and pay a slightly higher commission than another might charge. If this is done, it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       Transactions Through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.


D.       SECURITIES OF REGULAR BROKER-DEALERS


From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 7 in Appendix B lists the regular broker and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION


Shares of the Fund are sold on a continuous basis by the distributor. Set forth below is an example of the method of computing the offering price of the Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on March 31, 1999.


Net Asset Value Per Share                   [$    ]

Sales Charge, 4.00% of offering
price (4.17% of net asset value
per share)                                  [$    ]

Offering to Public                          [$    ]



The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAs/UTMAs

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.


3.       Purchases Through Financial Institutions


You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       Redemption-In-Kind

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is March 31 (the same as the Fund's fiscal year end).

1.       Meaning of Qualification

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (i.e., net investment income and capital gain net income) for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its net investment income for each tax year. These distributions are taxable to you ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduces your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distribution in the form of additional share, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of the Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If you hold shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price

(selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally is considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of ordinary its taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If the Fund changes its tax year end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund, capital gain distributions from the Fund and amounts retained by the Fund that are designated as undistributed capital gain.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of foreign taxes and related matters.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund, distributions from the Fund, the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       General Information

          Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:



Investors Bond Fund                                Payson Value Fund
TaxSaver Bond Fund                                 Payson Balanced Fund
Investors High Grade Bond Fund                     Oak Hall Small Cap Contrarian Fund
Maine Municipal Bond Fund                          Austin Global Equity Fund
New Hampshire Bond Fund                            Polaris Global Value Fund
Daily Assets Government Fund(1)                    Investors Equity Fund
Daily Assets Treasury Obligations Fund(1)          Equity Index Fund
Daily Assets Cash Fund(1)                          Investors Growth Fund
Daily Assets Government Obligations Fund(1)        BIA Small-Cap Growth Fund
Daily Assets Municipal Fund(1)                     BIA Growth Equity Fund





(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

2.       Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and
(2) when the Trustees determine that the matter affect more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       Certain Reorganization Transactions

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of July 1, 1999, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of the Fund.

Also as of that date, certain shareholders of record owned 5% or more of the Fund. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund are listed in Table 8 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 1, 1999, the following persons beneficially owned 25% or more of the shares of a Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

Controlling Person Information

Shareholder                                    Percentage of
                                               Shares Owned


                                                     %




C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.


G.       FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended March 31, 1999, which are included in the Annual Report to Shareholders of the Fund, are incorporated herein by reference. These financial statements only include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       Moody's Investors Service

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       Standard and Poor's Corporation

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       Duff & Phelps Credit Rating Co.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+  High credit quality.  Protection factors are strong.  Risk is modest but
AA   may vary slightly from time to time because of economic conditions.

A+   Protection  factors are average but adequate.  However,  risk factors
A,   are more variable in periods of greater economic stress.
A-

BBB+ Below-average  protection factors but still considered  sufficient
BBB for prudent investment. Considerable variability in risk during economic BBB- cycles.

BB+  Below  investment  grade but deemed likely to meet  obligations when
BB   due.  Present  or  prospective   financial   protection  factors  fluctuate
BB- according to industry conditions. Overall quality may move up or down frequently within this category.

B+   Below  investment grade and possessing risk that obligations will not
B,   be met  when  due.  Financial  protection  factors  will  fluctuate  widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP   Preferred stock with dividend arrearages.

4.       Fitch IBCA, Inc.

         Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C    High  default  risk.  Default  is a real  possibility.  Capacity  for
         meeting  financial   commitments  is  solely  reliant  upon  sustained,
         favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable.
         `C' ratings signal imminent default.

DDD Default. Securities are not meeting current obligations and are DD, extremely speculative. `DDD' designates the highest potential for
D        recovery of amounts  outstanding on any securities  involved.  For U.S.
         corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       Moody's Investors Service

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       Standard & Poor's

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       Moody's Investors Service

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
         Leading market positions in well-established industries. High rates of return on funds employed.
         Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not
Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       Standard and Poor's

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       Fitch IBCA, Inc.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES


Table 1 - Investment Advisory Fees

The following Table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.


                                               Advisory Fee Payable         Advisory Fee        Advisory Fee Retained
Investors Growth Fund                                                          Waived

     Year Ended March 31, 1999                       $207,130                    $0                   $207,130
     Period Ended March 31, 1998                     $59,250                     $0                    $59,250

Table 2 - Sales Charges

                                     Aggregate Sales Charge
    Fiscal Year Ended March 31,                                    Amount Retained             Amount Reallowed

               1999
               1998                            $                          $                            $

Table 3 - Administration Fees

The following Table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.


                                               Administration Fee    Administration Fee Waived   Administration Fee
                                                    Payable                                           Retained

     Year Ended March 31, 1999                      $63,732                   $63,732                    $0
     Period Ended March 31, 1998                    $18,231                   $18,231                    $0


Table 4 - Accounting Fees

The following Table shows the dollar amount of fees payable to FAcS with respect to each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

                                              Accounting Fee Payable

     Year Ended March 31, 1999                       $37,000
     Period Ended March 31, 1998                     $10,935

Table 5 - Transfer Agency Fees

The following Table shows the dollar amount of fees payable to FSS with respect to each Fund, the amount of fee that was waived by FSS, if any, and the actual fee received by FSS.


                                              Accounting Fee Payable  Accounting Fee Waived       Accounting Fee
                                                                                                     Retained

     Year Ended March 31, 1999                       $91,741                 $44,032                 $47,709
     Period Ended March 31, 1998                    $26,445.00              $22,744.00              $3,701.00


Table 6 - Commissions

The following table shows the aggregate brokerage commissions with respect to the Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


                                               Aggregate Commission
           Investors Growth Fund                       Paid

Year Ended March 31, 1999                            $37,518
Period Ended March 31, 1998                           $9,612

Table 7 - Securities of Regular Brokers or Dealers

The following table lists the regular brokers and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

Table 8 - 5% Shareholders

The following table lists (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of July 1, 1999.

Name and Address                                        % of Fund

                          APPENDIX C - PERFORMANCE DATA

Table 1 - Total Returns (without sales charge)

The average annual total return of the Fund for the period ended March 31, 1999, was as follows.


                                                      Calendar
                                 One       Three       Year to     One Year   Three     Five       Ten       Since
Investors Growth Fund            Month     Months       Date                  Years     Years     Years     Inception

                                 1.96%      1.25%       1.25%        6.25%     N/A       N/A       N/A       15.51%


Table 2 - Total Returns (with sales charge)

The average annual total return of the Fund for the period ended March 31, 1999, was as follows.


                                One Year      Since
Investors Growth Fund                       Inception

                                   2.00%     11.94%

                  APPENDIX D - ADDITIONAL ADVERTISING MATERIALS
                             TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text which is currently in use is set forth below.

Forum Financial Group of Companies

Forum Financial Group of Companies represent more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over [ ] mutual funds for [ ] different fund managers, with more than [$ ] billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an off-shore and hedge fund administration business through its Bermuda office. It employs more than [ ] professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has [ ] CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

Investment Advisers

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible.

Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

[Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over [$ ] billion as of September 30, 1997.]

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately [$ ]billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

Forum Investment Advisors, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately [$ ] billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

Forum Family of Funds

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible reward -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in [ ] funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers [ ] funds with more than [$ ] billion in assets. Forum manages mutual funds for independent investment advisors such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment advisor with approximately [$ ] billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly [$ ] billion in assets under management and [$ ] million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment advisor, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

Forum Financial Group:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw, Bermuda
*Established in 1986 to administer mutual funds for independent investment advisors and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities
     *Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds *Fund Accounting Services: Portfolio valuation, accounting, dividend declaration, and tax advice *Shareholder
     Services: Preparation of statements, distribution support, inquiries and processing of trades
*Client Assets under Administration and Distribution:  [$  ] billion
*Client Assets Processed by Fund Accounting:  [$  ] billion
*Client Funds under Administration and Distribution:[]mutual funds with[ ] share classes
*International Ventures:
         Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems Off-shore investment fund administration, using Bermuda as Forum's center of operations
*Forum Employees:  United States -[  ], Poland - [  ], Bermuda - [  ]

Forum Contacts:
Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisors, LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. Payson & Co.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854 *Assets under Management: [$ ] Billion
*Non-managed Custody Assets: [$ ] Million
*Client Base: [  %] individuals; [  %] institutional
*Owned by [  ] shareholders; [  ] managing directors
*Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
*Employees: [  ]

H.M. Payson & Co. Contact:
Joel Harris, Marketing Coordinator, (207) 772-3761

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Trust Instrument of Registrant dated August 29, 1995 (see Note 1).

(b)  By-Laws of Registrant (see Note 2).

(c)  See the  Sections  2.04 and 2.07 of the Trust  Instrument  filed as Exhibit
     (a).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see Note 3).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see Note 3).

     (3) Investment Advisory Agreement between Registrant and Oak Hall Capital Advisors, Inc. relating to Oak Hall Small Cap Contrarian Fund dated as of June 14, 1996 (see Note 3).

     (4) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (see Note 5).

     (5) Investment Subadvisory Agreement between Quadra Capital Partners, L.P. and Smith Asset Management Group, L.P. relating to Quadra Growth Fund dated as of November 1, 1997 (see Note 6).

     (6) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (see Note 7).

     (7) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997 (see
          Note 8).

     (8) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund dated as of December 5, 1997 (see Note 9).

     (9) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Small Company Opportunities Fund dated as of March 30, 1998 (see Note 8).


     (10) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (see Note 15).


(e) (1) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers (see Note 3).

     (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see Note 3).

     (3) Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to Austin Global Equity Fund, Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, and TaxSaver Bond Fund dated as of June 19, 1997 (see Note 3).

     (4) Form of Distribution Agreement undated between Registrant and Forum Fund Services, LLC relating to Austin Global Equity Fund, Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, and TaxSaver Bond Fund, undated (see Note 10).


     (5) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Emerging Markets Fund, Equity Index Fund, International Equity Fund, Investors Equity Fund, Small Company Opportunities Fund, and Investor Shares, Institutional Shares and Institutional Service

          Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 28, 1999 (see Note 15).

     (6) Form of Distribution Agreement undated between Registrant and Forum Fund Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (see Note 15).


(f)  None.


(g) (1) Custodian Agreement between Registrant and Investors Bank & Trust Company relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and
          Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 16, 1999 (see Note 15).

     (2) Form of Custodian Agreement between Registrant and Forum Trust undated relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value
          Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated (see Note 15).

     (3) Form of Master Custodian Agreement between Forum Trust and Bankers Trust Company relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and
          Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated (see Note 15).


(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and
          Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see Note 3).


     (2)  Form  of  Administration   Agreement  between   Registrant  and  Forum
          Administrative Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (see Note 15).

     (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and
          Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations

          Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (see Note 15).

     (4) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (see Note 15)


     (5) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, Equity Index Fund, Emerging Markets Fund, International Equity Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Oak Hall Small Cap Contrarian Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Quadra Growth Fund, Small Company Opportunities Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998 (see Note 3).


     (6) Form of Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, undated (see Note 15).


     (7) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see Note 12).

     (8) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (see Note 8).

     (9) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to Oak Hall Small Cap Contrarian Fund (see Note 8).

(i)  Opinion of Seward & Kissel dated January 5, 1996 (see Note 13).

(j)  Not Applicable.

(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (see Note 3).

(m) (1) Rule 12b-1 Plan adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund, and Daily Assets Municipal Fund dated December 5, 1997 (see Note 14).

     (2) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund, and Daily Assets Municipal Fund (see Note 14).


(n)  Financial Data Schedules (see Note 15).


(o)  18f-3 plan adopted by Registrant (see Note 3).

Other Exhibits:

         Power of Attorney for James C. Cheng (see Note 1).

         Power of Attorney for Costas Azariadis (see Note 1).

         Power of Attorney for J. Michael Parish (see Note 1).

         Power of Attorney for John Y. Keffer (see Note 8).

---------------
Note:

(1) Exhibit incorporated by reference as filed in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780.

(2) Exhibit incorporated by reference as filed in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

(3) Exhibit incorporated by reference as filed in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

(4) Exhibit incorporated by reference as filed in post-effective amendment No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646.

(5) Exhibit incorporated by reference as filed in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

(6) Exhibit incorporated by reference as filed in post-effective amendment No. 48 via EDGAR on October 31, 1997, accession number 0001004402-97-000152.

(7) Exhibit incorporated by reference as filed in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339.

(8) Exhibit incorporated by reference as filed in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530.

(9) Exhibit incorporated by reference as filed in post-effective amendment No. 64 via EDGAR on July 31, 1998, accession number 0001004402-98-000421.

(10) Exhibit incorporated by reference as filed in post-effective amendment No. 68 via EDGAR on November 30, 1998, accession number 0001004402-98-000620.

(11) Exhibit incorporated by reference as filed in post-effective amendment No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163.

(12) Exhibit incorporated by reference as filed in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189.

(13) Exhibit incorporated by reference as filed in post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

(14) Exhibit incorporated by reference as filed in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648.


(15) Exhibit incorporated by reference as filed in post-effective amendment No. 70 via EDGAR on March 18, 1999, accession number 0001004402-99-000185.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

         Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio, and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).


ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  INDEMNIFICATION.

         "(a)     Subject to the exceptions and limitations contained in Section
         (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         "(b)     No indemnification shall be provided hereunder to a Covered
         Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A)     By the court or other body approving the
         settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         "(e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., Oak Hall Capital Advisors, Inc. and Quadra Capital Partners, Inc. provide as follows:

         "Section 4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Forum Investment Advisors, LLC and Polaris provide as follows:

         SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC


         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Small Company Opportunities Fund, Investors Growth Fund, and the Institutional, Institutional Service, and Investor classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal
         Fund) contained in Parts A and B of this registration statement and in Post-Effective Amendment ("PEA") #67 and #69 to the Trust's Registration Statement (accession numbers 0001004402-98-000589 and 0001004402-98-000648, respectively), is incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

          Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

          The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Sara M. Morris                      Treasurer                             Forum Investment Advisors, LLC.
                                             ------------------------------------- ----------------------------------
                                             Chief Financial Officer               Forum Financial Group, LLC.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Officer                               Other Forum affiliated companies
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         David I. Goldstein                  Secretary                             Forum Investment Advisors, LLC.
                                             ------------------------------------- ----------------------------------
                                             General Counsel                       Forum Financial Group, LLC.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Officer                               Other Forum affiliated companies
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Mark D. Kaplan                      Director                              Forum Investment Advisors, LLC.
         ----------------------------------- ------------------------------------- ----------------------------------


(b)      H.M. Payson & Co.


         The description of H.M. Payson & Co.(investment adviser to Payson Value Fund, Payson Balanced Fund and Investors Equity Fund) contained in
         Parts A and B of this Registration Statement (accession numbers 0001004402-98-000421 and 0001004402-98-000589, respectively) is incorporated by reference herein.


         The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Adrian L. Asherman                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John C. Downing                     Managing Director, Treasurer          H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Thomas M. Pierce                    Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Peter E. Robbins                    Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John H. Walker                      Managing Director, President          H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Teresa M. Esposito                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John C. Knox                        Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Harold J Dixon                      Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Michael R. Currie                   Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         William O. Hall, III                Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------


(c)      Austin Investment Management, Inc.


         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of this registration statement is incorporated by reference herein.


         The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Peter Vlachos                       Director, President, Treasurer,       Austin Investment Management Inc.
                                             Secretary
         ----------------------------------- ------------------------------------- ----------------------------------

(d)      Oak Hall Capital Advisors, LLP


         The description of Oak Hall Capital Advisors, LLP (investment adviser to Oak Hall Small Cap Contrarian Fund) contained in Parts A and B of this registration statement is incorporated by reference herein.


         The following are the directors and principal executive officers of Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Alexander G. Anagnos                Director, Portfolio Manager           Oak Hall Capital Advisors, LLP
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Consultant                            American Securities and
                                                                                   affiliates
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Financial Advisor                     WR Family Associates
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Ed M. Cimilluca                     Co-Chief Executive, Co-Portfolio      Oak Hall Capital Advisors, LLP
                                             Manager
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John W. Morosani                    Co- Chief Executive, Co- Portfolio    Oak Hall Capital Advisors, LLP
                                             Manager
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Charles D. Klein                    Portfolio Manager                     Oak Hall Capital Advisors, LLP
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              American Securities and
                                                                                   affiliates
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Financial Advisor                     WR Family Associates
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         David P. Steinmann                  Executive Vice President, Director    Oak Hall Capital Advisors, LLP
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Secretary, Treasurer                  American Securities and
                                                                                   affiliates
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Administrator                         WR Family Associates
         ----------------------------------- ------------------------------------- ----------------------------------


(e)      Smith Asset Management Group, L.P.


         The description of Smith Asset Management Group, L.P. (investment sub-adviser to Small Company Stock Portfolio of Core Trust (Delaware)
         contained in Parts A and B of this registration statement and in PEA #67 to the Trust's Registration Statement (accession number 0001004402-98-000589), is incorporated by reference herein.


         The following are the  directors  and principal  executive  officers of
         Smith  Asset   Management   Group,   L.P.,   including  their  business
         connections, which are of a substantial nature.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Stephen S. Smith                    Chief Executive Officer               Smith Asset Management Group
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Partner                               Discovery Management
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Stephen J. Summers                  Partner                               Smith Asset Management Group
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Chief Executive Officer               Discovery Management
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Sarah C. Castleman                  Partner/Portfolio Manager             Smith Asset Management Group
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Partner/Portfolio Manager             Discovery Management
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John D. Brim                        Vice President/Portfolio Manager      Smith Asset Management Group
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Vice President/Portfolio Manager      Discovery Management
         ----------------------------------- ------------------------------------- ----------------------------------


(f)      Norwest Investment Management, Inc.


         The description of Norwest Investment Management, Inc. ("NIM") (investment adviser to Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Cap Value Portfolio, and Small Cap Index Portfolio, each a series of Core Trust (Delaware)) contained in PEA # 67 of the Trust's Registration Statement (accession number 0001004402-98-000589), is incorporated by reference herein.


         The following are the directors and principal executive officers of NIM, including their business connections, which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         P. Jay Kiedrowski                   Chairman, Chief Executive Officer,    Norwest Investment Management,
                                             President                             Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Executive Vice President, Employee    Norwest Bank Minnesota, N.A.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Crestone Capital Management, Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Chairman                              Galliard Capital Management, Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         James W. Paulsen                     Senior Vice President, Chief         Norwest Investment Management,
                                              Invest Officer                       Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Stephen P. Gianoli                   Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Richard C. Villars                   Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Lee K. Chase                        Senior Vice President                 Norwest Investment Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Andrew Owen                         Vice President                        Norwest Investment Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------


         ----------------------------------- ------------------------------------- ----------------------------------
         Eileen A. Kuhry                     Investment Compliance Specialist      Norwest Investment Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------


(g)      Schroder Capital Management International Inc.


         The description of Schroder Capital Management International Inc. ("SCMI") (investment adviser to International Portfolio, a series of Core Trust (Delaware) and EM Schroder Core, a series of Schroder Capital Funds) contained in Parts A and B of PEA #67 of the Trust's Registration Statement (accession number 0001004402-98-000589), is incorporated by reference herein.


         The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, New York 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI, which provides investment management services to international clients, located principally in the United States.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         David M. Salisbury                  Chairman, Director                    SCMI

                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Chief Executive, Director             Schroder Ltd.*
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Director                              Schroders plc.*
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Trustee and Officer                   Schroder Series Trust II
         ----------------------------------- ------------------------------------- ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         John A. Troiano                      Chief Executive, Director            SCMI
                                              ------------------------------------
                                                                                   ----------------------------------
                                              Chief Executive, Director            Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Richard R. Foulkes                   Deputy Chairman, Director            SCMI
                                              ------------------------------------ ----------------------------------
                                              Deputy Chairman                      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael M. Perelstein                Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroders Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Sharon L. Haugh                      Executive Vice President, Director   SCMI
                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman                   Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman, Director                   Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Gavin D. L. Ralston                  Senior Vice President, Managing      SCMI
                                              Director
                                              ------------------------------------ ----------------------------------

                                              Senior Vice President, Director      Schroder Ltd.*

         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Robert G. Davy                       Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Mark J. Smith                        Senior Vice President, Director      SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President, Director      Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Senior Vice President      Schroder Fund Advisors Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jane P. Lucas                        Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David R. Robertson                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Schroder Fund Advisors Inc.
                                                                                   ----------------------------------
                                              ------------------------------------
                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Louise Croset                        Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------
                                              First Vice President                 Schroder Ltd.*
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Schroder Series Trust II
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Ellen B. Sullivan                    Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Catherine A. Mazza                   Group Vice President                 SCMI
                                              ------------------------------------ ----------------------------------

                                              Executive Vice President, Director   Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director, Group Vice President       Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Heather F. Crighton                  First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------

         Ira Unschuld                         Group Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Paul M. Morris                       Senior Vice President                SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Schroder Capital Management Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Principal, Senior Portfolio Manager  Weiss, Peck & Greer LLC
                                                                                   resigned 12/96
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Susan B. Kenneally                   First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jennifer A. Bonathan                 First Vice President, Director       SCMI
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              First Vice President, Director       Schroder Ltd.*
         ------------------------------------ ------------------------------------ ----------------------------------

         *Schroder Ltd. and Schroders plc. are located at 31 Gresham St., Londo
          EC2V 7QA, United Kingdom.

(h)      Polaris Capital Management, Inc.


         The description of Polaris Capital Management, Inc. ("Polaris") (investment adviser to Polaris Global Value Fund) contained in Parts A and B of PEA # 64 of the Trust's Registration Statement (accession number 0001004402-98-000421), is incorporated by reference herein.


         The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Bernard R. Horn, Jr.                President, Portfolio Manager          Polaris Capital Management, Inc.
         ----------------------------------- ------------------------------------- ----------------------------------
         ----------------------------------- ------------------------------------- ----------------------------------

         Edward E. Wendell, Jr.              Treasurer                             President, Boston Investor
                                                                                   Services, Inc.

         ----------------------------------- ------------------------------------- ----------------------------------



          Peoples Heritage Bank

          The description of Peoples Heritage Bank ("Peoples") (investment sub-adviser to Investors Equity Fund) contained in Parts A and B of PEA #67 to the Trust's Registration Statement (accession number 0001004402-98-000589), is incorporated by reference herein.


          The following are the officers of Peoples Trust and Investment Group, including their business connections, which are of a substantial nature, who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which these are connected is One Portland Square, Portland, Maine 04101.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------

         Gary L. Robinson                    Executive Vice President              Peoples

         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Dorothy M. Wentworth                Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Stephen L. Eddy                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Dana R. Mitiguy                     Chief Investment Officer              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Larry D. Pelletier                  Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Carolyn B. May                      Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Kevin K. Brown                      Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Donald W. Smith                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John W. Gibbons                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Joseph M. Pratt                     Vice President                        Peoples
                                                                                   74 Hammond Street
                                                                                   Bangor, Maine 04401
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Lucy L. Tucker                      Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Nancy W. Bard                       Assistant Vice President              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Douglas P. Adams                    Trust Officer                         Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Melanie L. Bishop                   Trust Officer                         Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jeffrey Oldfield                    Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Janet E. Milley                     Assistant Vice President              Peoples
                                                                                   74 Hammond Street
                                                                                   Bangor, Maine 04401
         ----------------------------------- ------------------------------------- ----------------------------------
         ----------------------------------- ------------------------------------- ----------------------------------


         Kathryn Dion                        Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240

         ----------------------------------- ------------------------------------- ----------------------------------

(j)      Peregrine Capital Management, Inc.


         The description of Peregrine Capital Management, Inc. ("Peregrine")(investment sub-adviser to Small Company Value Portfolio, a series of Core Trust (Delaware) contained in Parts A and B of PEA #67 to the Trust's Registration Statement (accession number 0001004402-98-000589), is incorporated by reference herein.


         The following are the directors and principal executive officers of Peregrine, including their business connections, which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         James R. Campbell                   Director                              Peregrine Capital Management,
                                                                                   Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             President, Chief Executive Officer,   Norwest Bank
                                             Director                              Sixth and Marquette Ave.
                                                                                   Minneapolis, MN 55479-0116
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Patricia D. Burns                   Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Tasso H. Coin                       Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John S. Dale                        Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Julie M. Gerend                     Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         William D. Giese                    Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Daniel J. Hagen                     Vice President                        Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Ronald G. Hoffman                   Senior Vice President, Secretary      Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Frank T. Matthews                   Vice President                        Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jeannine McCormick                  Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Barbara K. McFadden                 Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Robert B. Mersky                    Chairman, President, Chief            Peregrine Capital Management,
                                             Executive Officer                     Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Gary E. Nussbaum                    Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         James P. Ross                       Vice President                        Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jonathan L. Scharlau                Assistant Vice President              Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jay H. Strohmaier                   Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Paul E. von Kuster                  Senior Vice President                  Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Janelle M. Walter                   Assistant Vice President              Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Paul R. Wurm                        Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         J. Daniel Vendermark                Vice President                        Peregrine Capital Management,
                                                                                   Inc.
                                                                                   Sixth and Marquette Avenue
                                                                                   Minneapolis, MN 55479-1013
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Albert J. Edwards                   Senior Vice President                 Peregrine Capital Management,
                                                                                   Inc.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Vice President/Marketing              U.S. Trust Company of California
                                                                                   (prior to June 9, 1997)
         ----------------------------------- ------------------------------------- ----------------------------------

(k)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BIA Small-Cap Growth Fund and BIA Growth Equity Fund) contained in Parts A and B incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael D. Hankin                    President, Chief Executive           Brown
                                              Officer, Trustee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President                            The Maryland Zoological Society
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Valleys Planning Council
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David L. Hopkins, Jr.                Chairman                             Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Westvaco Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Metropolitan Opera Association
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Maryland Historical Society
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Charles W. Cole, Jr.                 Vice Chairman of the Board of        Brown
                                              Trustees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Flag Investors Mutual Funds
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Provident Bankshares Corporation
                                                                                   and Provident Bank of Maryland
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman of Investment     The University of Maryland
                                              Committee                            Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Regents                     The University of Maryland
                                                                                   Systems
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               The Governor's Committee on
                                                                                   School Funding
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Investment Committee of Helix
                                                                                   Health System
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman of Investment Committee     France-Merrick Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Chairman                 Baltimore Council on Foreign
                                                                                   Affairs
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Truman T. Semans                     Vice Chairman of the Board of        Brown
                                              Trustees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Member and Former           Duke University
                                              Chairman of Investment Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Chairman of Finance         Lawrenceville School
                                              Committee and Member of Investment
                                              and Executive Committees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors, Member of        Chesapeake Bay Foundation
                                              Investment and Executive Committees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Flag Investors Mutual Funds
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Mercy Medical Center
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          St. Mary's Seminary
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Archdiocese of Baltimore
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Robert E. Lee Memorial Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          W. Alton Jones Foundation
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         William C. Baker                     Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President and Chief Executive        Chesapeake Bay Foundation
                                              Officer
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              John Hopkins Hospital
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Baltimore Community Foundation
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Jack S. Griswold                     Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director                    Armata Partners
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Alex. Brown Realty
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Chesapeake Bay Foundation
                                                                                   Living Classrooms
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Maryland Historical Society
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Treasurer                            Washington College
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chair                                Campaign for Washington's College
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Earl L. Linehan                      Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President                            Woodbrook Capital, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Strescon Industries
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             UMBC Board of Visitors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman Investment Committee        Gilman School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Stoneridge, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Sagemaker, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Medical Mutual Liability
                                                                                   Insurance Society of Maryland
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Heritage Properties, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            St. Mary's Seminary & University
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            St. Ignatius Loyola Academy
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            University of Notre Dame
                                                                                   Advisory Council
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Walter D. Pinkard, Jr.               Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President and Chief Executive        Colliers Pinkard
                                              Officer
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             The Americas region of Colliers
                                                                                   International
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       France Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            France-Merrick Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The John Hopkins University
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Greater Baltimore Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Gilman School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Calvert School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The East Baltimore Community
                                                                                   Development Bank
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Greater Baltimore Alliance
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Baltimore Reads, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Downtown Baltimore District
                                                                                   Authority
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Yale University Development
                                                                                   Board
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Maryland Business Roundtable
                                                                                   for Education
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         John J.F. Sherrerd                   Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Provident Mutual Life Insurance
                                                                                   Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             C. Brewer and Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Vice Chairman of            Princeton University
                                              Executive Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Chairman of Investment      The Robertson Foundation
                                              Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              GESU School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director and Executive Committee     Princeton Investment Management
                                              Member
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Overseers                   University of Pennsylvania
                                                                                   Wharton School.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Churchill, CPA              Chief Financial Officer              Brown
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael D. Hankin                    Chief Executive Officer              Brown
         ------------------------------------ ------------------------------------ ----------------------------------

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Financial Services, Inc., Registrant's underwriter, or its affiliate, Forum Fund Services, LLC, serve as underwriter for the following investment companies registered under the Investment Company Act of 1940,as amended:

         The CRM Funds                                  Monarch Funds
         The Cutler Trust                               Norwest Advantage Funds
         Forum Funds                                    Norwest Select Funds
         Memorial Funds                                 Sound Shore Fund, Inc.


(b) The following director of Forum Financial Services, Inc. and officer of Forum Fund Services, LLC, the Registrant's underwriters, holds the following positions with the Registrant. His business address is Two Portland Square, Portland, Maine 04101.

         Name                                Position with Underwriter             Position with Registrant
         ----                                -------------------------             ------------------------
         John Y. Keffer                              President                        Chairman, President


(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         Registrant undertakes to furnish each person, to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 71 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on May 28, 1999.


                                                FORUM FUNDS


                                                By: /s/ John Y. Keffer
                                                   ----------------------------
                                                     John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on May 28, 1999.


(a)      Principal Executive Officer

         /s/ John Y. Keffer
         ------------------------------------
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /s/ Stacey Hong
         ------------------------------------
         Stacey Hong
         Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         ------------------------------------
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
           ----------------------------------
         John Y. Keffer
         Attorney in Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.